                                                            File Nos. 033-79562
                                                                      811-08536

     As filed with the Securities and Exchange Commission on April 24, 2013
===============================================================================
             UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                 FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

        Pre-Effective Amendment No. ____                         [ ]

        Post-Effective Amendment No. 23                          [X]

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                             Amendment No. 23

                    (Check appropriate box or boxes)

                    AUL AMERICAN INDIVIDUAL UNIT TRUST
            (Exact Name of Registrant as Specified in Charter)

         One American Square, Indianapolis, Indiana               46282
        (Address of Principal Executive Offices)             (Zip Code)

    Registrant's Telephone Number, including Area Code:      (317) 285-1877

                             Richard M. Ellery
                         Associate General Counsel
                  American United Life Insurance Company
                           One American Square
                       Indianapolis, Indiana 46282
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  On May 1, 2013 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

                               CROSS REFERENCE SHEET
                               Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

-----------------------------------------------------------------------------------------------------------------------------------
                                                 PART A - PROSPECTUS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                   Item of Form N-4                            Prospectus Caption
-----------------------------------------------------------------------------------------------------------------------------------
  1.               Cover Page                                  Cover Page
-----------------------------------------------------------------------------------------------------------------------------------
  2.               Definitions                                 Definitions
-----------------------------------------------------------------------------------------------------------------------------------
  3.               Synopsis                                    Summary; Expense Table; Example
-----------------------------------------------------------------------------------------------------------------------------------
  4.               Condensed Financial Information             Condensed Financial Information
-----------------------------------------------------------------------------------------------------------------------------------
  5.               General Description                         Information About AUL, The Variable Account, and the Funds;
-----------------------------------------------------------------------------------------------------------------------------------
  6.               Deductions and Expenses                     Voting of Shares of the Funds Charges and Deductions
-----------------------------------------------------------------------------------------------------------------------------------
  7.               General Description of Variable             The Contracts; Contributions and Contract Values During the
                   Annuity Contracts                           Accumulation Period; Cash Withdrawals and the Death Benefit; Summary
-----------------------------------------------------------------------------------------------------------------------------------
  8.               Annuity Period                              Annuity Period
-----------------------------------------------------------------------------------------------------------------------------------
  9.               Death Benefit                               Cash Withdrawals and The Death Benefit
-----------------------------------------------------------------------------------------------------------------------------------
 10.               Purchase and Policy Values                  Contributions and Contract Values During the Accumulation Period
-----------------------------------------------------------------------------------------------------------------------------------
 11.               Redemptions                                 Cash Withdrawals and The Death Benefit
-----------------------------------------------------------------------------------------------------------------------------------
 12.               Taxes                                       Federal Tax Matters
-----------------------------------------------------------------------------------------------------------------------------------
 13.               Legal Proceedings                           Other Information
-----------------------------------------------------------------------------------------------------------------------------------
 14.               Table of Contents for the Statement         Statement of Additional Information
                   of Additional Information
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                      PART B - STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------
                   Statement of Additional                     Statement of Additional Information Caption
                   Item of Form N-4
-----------------------------------------------------------------------------------------------------------------------------------
 15.               Cover Page                                  Cover Page
-----------------------------------------------------------------------------------------------------------------------------------
 16.               Table of Contents                           Table of Contents
-----------------------------------------------------------------------------------------------------------------------------------
 17.               General Information and History             General Information and History
-----------------------------------------------------------------------------------------------------------------------------------
 18.               Services                                    Custody of Assets; Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
 19.               Purchase of Securities Being Offered        Distribution of Contracts; Charges and Deductions (Prospectus)
-----------------------------------------------------------------------------------------------------------------------------------
 20.               Underwriters                                Distribution of Contracts
-----------------------------------------------------------------------------------------------------------------------------------
 21.               Calculation of Performance Data             Performance Information
-----------------------------------------------------------------------------------------------------------------------------------
 22.               Annuity Payments                            Annuity Period(Prospectus)
-----------------------------------------------------------------------------------------------------------------------------------
 23.               Financial Statements                        Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                             PART C - OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------
 24.               Information Item of Form N-4                Part C Caption
-----------------------------------------------------------------------------------------------------------------------------------
 25.               Financial Statements and Exhibits           Financial Statements and Exhibits (Statement of Additional
                                                               Information)
-----------------------------------------------------------------------------------------------------------------------------------
 26.               Directors and Officers of the Depositor     Directors and Officers of AUL
-----------------------------------------------------------------------------------------------------------------------------------
 27.               Persons Controlled By or Under Common       Persons Controlled By or Under Common Control with Depositor
                   Control with Depositor or Registrant        or Registrant
-----------------------------------------------------------------------------------------------------------------------------------
 28.               Number of Policyowners                      Number of Contractholders
-----------------------------------------------------------------------------------------------------------------------------------
 29.               Indemnification                             Indemnification
-----------------------------------------------------------------------------------------------------------------------------------
 30.               Principal Underwriters                      Principal Underwriters
-----------------------------------------------------------------------------------------------------------------------------------
 31.               Location of Accounts and Records            Location of Accounts and Records
-----------------------------------------------------------------------------------------------------------------------------------
 32.               Management Services                         Management Services
-----------------------------------------------------------------------------------------------------------------------------------
 33.               Undertakings                                Undertakings
-----------------------------------------------------------------------------------------------------------------------------------
 34.               Signatures                                  Signatures
-----------------------------------------------------------------------------------------------------------------------------------

PROSPECTUS FOR

IVA -

AUL AMERICAN INDIVIDUAL UNIT TRUST INDIVIDUAL VARIABLE ANNUITY CONTRACTS



[ONEAMERICA_KO_LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442



May 1, 2013

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

                     AUL AMERICAN INDIVIDUAL UNIT TRUST
                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
       ONE AMERICAN SQUARE, INDIANAPOLIS INDIANA 46282, (317) 285-1877
VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127 (800) 537-6442
                             www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL"). AUL designed the Contracts for use in connection with non-tax qualified retirement plans and deferred compensation plans for individuals ("Non-Qualified Plans"). Contract Owners may also use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code.

This Prospectus describes two (2) variations of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Unit Trust (the "Variable Account"). Each Investment Account of the Variable Account invests in shares of one (1) of the following Fund portfolios:

       Alger Portfolios                                                     Janus Aspen Series

       AllianceBernstein Variable Products Series Fund, Inc.                Invesco Variable Insurance Funds

       American Century(R) Variable Portfolios, Inc.                        Neuberger Berman Advisers Management Trust

       Calvert Variable Series, Inc.                                        OneAmerica Funds, Inc.

       Columbia Funds Variable Insurance Trust                              Pioneer Variable Contracts Trust

       Dreyfus Investment Portfolios                                        Royce Capital Fund

       Dreyfus Variable Investment Fund                                     T. Rowe Price Equity Series, Inc.

       Fidelity(R) Variable Insurance Products Freedom Funds                T. Rowe Price Fixed Income Series, Inc.

       Fidelity(R) Variable Insurance Products                              Timothy Plan(R) Portfolio Variable Series

       Franklin Templeton Variable Insurance Products Trust                 Vanguard(R) Variable Insurance Fund



Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account."



This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2013, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed Prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.



This Prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.




                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2013.

                              TABLE OF CONTENTS



Description                                               Page
DEFINITIONS............................................      5

SUMMARY................................................      7
   Purpose of the Contracts............................      7
   Types of Contracts..................................      7
   The Variable Account and the Funds..................      7
   Fixed Account.......................................     10
   Premiums............................................     10
   Transfers...........................................     10
   Withdrawals.........................................     10
   Loan Privileges.....................................     11
   The Death Benefit...................................     11
   Charges.............................................     11
   Free-Look Period....................................     11
   Dollar Cost Averaging...............................     11
   Contacting AUL......................................     11

EXPENSE TABLE..........................................     12

CONDENSED FINANCIAL INFORMATION........................     13

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS.................................     26
   American United Life Insurance Company(R)...........     26
   The Variable Account................................     26
   The Funds...........................................     26
   Revenue AUL Receives................................     26
   Funds and Objectives................................     27

THE CONTRACTS..........................................     29
   General.............................................     29

PREMIUMS AND CONTRACT VALUES DURING
THE ACCUMULATION PERIOD................................     30
   Application for a Contract..........................     30
   Premiums Under the Contracts........................     30
   Free-Look Period....................................     30
   Allocation of Premiums..............................     30
   Transfers of Account Value..........................     30
   Abusive Trading Practices...........................     31
    Late Trading.......................................     31
    Market Timing......................................     31
   Dollar Cost Averaging Program.......................     31
   Contract Owner's Variable Account Value.............     32
    Accumulation Units.................................     32
    Accumulation Unit Value............................     32
    Net Investment Factor..............................     32



Description                                                 Page

CASH WITHDRAWALS AND THE DEATH
PROCEEDS.................................................     33
   Cash Withdrawals......................................     33
   Loan Privileges.......................................     33
   The Death Proceeds....................................     34
   Death of the Owner....................................     34
   Death of the Annuitant................................     34
   Payments from the Variable Account....................     35

CHARGES AND DEDUCTIONS...................................     35
   Premium Tax Charge....................................     35
   Withdrawal Charge.....................................     35
   Mortality and Expense Risk Charge.....................     36
   Annual Contract Fee...................................     36
   Other Charges.........................................     36
   Variations in Charges.................................     36
   Guarantee of Certain Charges..........................     36
   Expenses of the Funds.................................     36

ANNUITY PERIOD...........................................     36
   General...............................................     36
   Annuity Options.......................................     37
   Option 1-Income for a Fixed Period....................     37
   Option 2-Life Annuity.................................     37
   Option 3-Survivorship Annuity.........................     37
   Selection of an Option................................     37

THE FIXED ACCOUNT........................................     37
   Interest..............................................     38
   Withdrawals...........................................     38
   Transfers.............................................     38
   Contract Charges......................................     38
   Payments from the Fixed Account.......................     38

MORE ABOUT THE CONTRACTS.................................     39
   Designation and Change of Beneficiary.................     39
   Assignability.........................................     39
   Proof of Age and Survival.............................     39
   Misstatements.........................................     39
   Acceptance of New Premiums............................     39

FEDERAL TAX MATTERS......................................     39
   Introduction..........................................     39
   Diversification Standards.............................     40
   Taxation of Annuities in General -
    Non-Qualified Plans..................................     40
   Additional Considerations.............................     41
   Qualified Plans.......................................     41
   Qualified Plan Federal Taxation Summary...............     43
   403(b) Programs - Constraints on Withdrawals..........     43
   401 or 403(b) Programs - Loan Privileges..............     43

Description                                          Page

OTHER INFORMATION.................................     44
  Mixed and Shared Funding........................     44
  Voting of Shares of the Funds...................     44
  Substitution of Investments.....................     44
  Changes to Comply with Law and Amendments.......     45
  Reservation of Rights...........................     45
  Periodic Reports................................     45
  Payments to Agents, Intermediaries and Other
    Financial Professionals.......................     45
  Legal Proceedings...............................     45
  Legal Matters...................................     45
  Financial Statements............................     45

STATEMENT OF ADDITIONAL INFORMATION...............     46

                                 DEFINITIONS




Various terms commonly used in this Prospectus are defined as follows:

403(b) PROGRAM - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the Federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue
Code.


408 OR 408A PROGRAM - A plan of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of
Section 408 or 408A of the Internal Revenue Code.


457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCUMULATION PERIOD - The period commencing on the Contract Date and ending when the Contract is terminated, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R).


BENEFICIARY - The person having the right to payment of Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).



BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving but AUL may not be open for business on other days.


CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT VALUE - The current value of a Contract, which is equal to the sum of Fixed Account Value and Variable Account Value. Initially, it is equal to the initial Premium and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.


CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending on the day before the next Contract Anniversary.



CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.



DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.



EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.


FIXED ACCOUNT - An account that is part of AUL's General Account in which all or a portion of an Owner's Contract Value may be held for accumulation at fixed rates of interest paid by AUL.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to the Fixed Account.

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Contract Value at the time the first withdrawal in a given Contract Year is requested.


FUND - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - A sub-account of the Variable Account that invests in shares of one (1) of the Funds.

NON-TAX QUALIFIED DEFERRED COMPENSATION PLAN - An unfunded arrangement in which an employer makes agreements with management or highly compensated employees to make payments in the future in exchange for their current services.

OWNER - See "Contract Owner."


PREMIUMS - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "Premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.


PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

QUALIFIED PLANS - Employee Benefit Plans, 401 Programs, 403(b) Programs, 457 Programs, and 408 and 408A Programs.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.


VARIABLE ACCOUNT - AUL American Individual Unit Trust. This separate account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.


VARIABLE ACCOUNT VALUE - The total value under a Contract allocated to the Investment Accounts of the Variable Account.

WITHDRAWAL VALUE - An Owner's Contract Value minus the applicable withdrawal charge.

                                   SUMMARY




This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS


AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408, or 408A of the Internal Revenue Code, some of which allow for pre-tax contributions (collectively "Qualified Plans"). While variable Annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity Contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."



TYPES OF CONTRACTS

AUL offers two (2) variations of contracts that are described in this Prospectus. With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One (1) Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first Contract Year.




THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into sub accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                     FUND                                   INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio                 Alger Portfolios                       The Manager
Alger Small Cap Growth Portfolio                 Alger Portfolios                       The Manager
AllianceBernstein VPS International              AllianceBernstein Variable             AllianceBernstein L.P.
Growth Portfolio                                 Products Series Fund, Inc.
AllianceBernstein VPS International Value        AllianceBernstein Variable             AllianceBernstein L.P.
Portfolio                                        Products Series Fund, Inc.
AllianceBernstein VPS Small/Mid Cap              AllianceBernstein Variable             AllianceBernstein L.P.
Value Portfolio                                  Products Series Fund, Inc.
American Century(R) VP Capital                   American Century(R) Variable           American Century(R) Investment
Appreciation Fund                                Portfolios, Inc.                       Management, Inc.
American Century(R) VP Income & Growth           American Century(R) Variable           American Century(R) Investment
Fund                                             Portfolios, Inc.                       Management, Inc.
American Century(R) VP International Fund        American Century(R) Variable           American Century(R) Investment
                                                 Portfolios, Inc.                       Management, Inc.
American Century(R) VP Mid Cap Value             American Century(R) Variable           American Century(R) Investment
Fund                                             Portfolios, Inc.                       Management, Inc.
American Century(R) VP Ultra(R) Fund             American Century(R) Variable           American Century(R) Investment
                                                 Portfolios, Inc.                       Management, Inc.
American Century(R) VP Vista(SM) Fund            American Century(R) Variable           American Century(R) Investment
                                                 Portfolios, Inc.                       Management, Inc.

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                   FUND                                  INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Mid Cap Growth Portfolio        Calvert Variable Series, Inc.         Calvert Asset Management Company, Inc.
Columbia Variable Portfolio - US               Columbia Funds Variable               Columbia Management Investment Advisers
Government Mortgage Fund (Formerly             Insurance Trust                       LLC
Columbia Variable Portfolio - Short
Duration US Govt Fund)
Columbia Variable Portfolio - Small Cap        Columbia Funds Variable               Columbia Management Investment Advisers
Value Fund                                     Insurance Trust                       LLC
Dreyfus Investment Portfolios, Small Cap       Dreyfus Investment Portfolios         The Dreyfus Corporation
Stock Index Portfolio
Dreyfus Investment Portfolios,                 Dreyfus Investment Portfolios         The Dreyfus Corporation
Technology Growth Portfolio
Dreyfus Variable Investment Fund,              Dreyfus Variable Investment           The Dreyfus Corporation
Appreciation Portfolio                         Fund
Fidelity(R) VIP Freedom Income Portfolio       Fidelity(R) Variable Insurance        Strategic Advisers(R), Inc.
                                               Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2005 Portfolio         Fidelity(R) Variable Insurance        Strategic Advisers(R), Inc.
                                               Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio         Fidelity(R) Variable Insurance        Strategic Advisers(R), Inc.
                                               Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2015 Portfolio         Fidelity(R) Variable Insurance        Strategic Advisers(R), Inc.
                                               Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio         Fidelity(R) Variable Insurance        Strategic Advisers(R), Inc.
                                               Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio         Fidelity(R) Variable Insurance        Strategic Advisers(R), Inc.
                                               Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio         Fidelity(R) Variable Insurance        Strategic Advisers(R), Inc.
                                               Products (VIP) Freedom Funds
Fidelity(R) VIP Asset Manager(SM) Portfolio    Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                               Products (VIP)
Fidelity(R) VIP Contrafund(R) Portfolio        Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                               Products (VIP)
Fidelity(R) VIP Equity-Income Portfolio        Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                               Products (VIP)
Fidelity(R) VIP Growth Portfolio               Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                               Products (VIP)
Fidelity(R) VIP High Income Portfolio          Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                               Products (VIP)
Fidelity(R) VIP Index 500 Portfolio            Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                               Products (VIP)
Fidelity(R) VIP Mid Cap Portfolio              Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                               Products (VIP)
Fidelity(R) VIP Overseas Portfolio             Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                               Products (VIP)
Franklin Small Cap Value Securities Fund       Franklin Templeton Variable           Franklin Advisory Services, LLC
                                               Insurance Products Trust
Franklin Templeton Global Bond                 Franklin Templeton Variable           Franklin Advisory Services, LLC
Securities Fund (Formerly Franklin             Insurance Products Trust
Templeton Global Income Securities
Fund)

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                        FUND                                     INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds               Franklin Templeton Variable              Franklin Templeton Services LLC
Allocation Fund                                     Insurance Products Trust
Invesco V.I. Core Equity Fund                       Invesco V.I. Funds Trust                 Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund              Invesco V.I. Funds Trust                 Invesco Advisers, Inc.
Invesco V.I. Global Health Care Fund                Invesco V.I. Funds Trust                 Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund                Invesco V.I. Funds Trust                 Invesco Advisers, Inc.
Invesco V.I. High Yield Fund                        Invesco V.I. Funds Trust                 Invesco Advisers, Inc.
Invesco V.I. International Growth Fund              Invesco V.I. Funds Trust                 Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund                    Invesco V.I. Funds Trust                 Invesco Advisers, Inc.
(Formerly Invesco Van Kampen V.I. Mid
Cap Growth Fund)
Invesco V.I. Utilities Fund                         Invesco V.I. Funds Trust                 Invesco Advisers, Inc.
Janus Aspen Flexible Bond Portfolio                 Janus Aspen Series                       Janus Capital Management LLC
Janus Aspen Forty Portfolio                         Janus Aspen Series                       Janus Capital Management LLC
Janus Aspen Overseas Portfolio                      Janus Aspen Series                       Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value                   Janus Aspen Series                       Janus Capital Management LLC
Portfolio
Janus Aspen Series Global Research                  Janus Aspen Series                       Janus Capital Management LLC
Portfolio (Formerly Janus Aspen
Worldwide Portfolio Institutional Class)
Neuberger Berman AMT Mid Cap Growth                 Neuberger Berman Advisers                Neuberger Berman Management LLC
Portfolio                                           Management Trust
Neuberger Berman AMT Mid Cap                        Neuberger Berman Advisers                Neuberger Berman Management LLC
Intrinsic Value Portfolio                           Management Trust
Neuberger Berman AMT Short Duration                 Neuberger Berman Advisers                Neuberger Berman Management LLC
Bond Portfolio                                      Management Trust
Neuberger Berman AMT Small Cap                      Neuberger Berman Advisers                Neuberger Berman Management LLC
Growth Portfolio                                    Management Trust
OneAmerica Asset Director Portfolio                 OneAmerica Funds, Inc.                   OneAmerica Asset Management, LLC
OneAmerica Investment Grade Bond                    OneAmerica Funds, Inc.                   OneAmerica Asset Management, LLC
Portfolio
OneAmerica Money Market Portfolio                   OneAmerica Funds, Inc.                   OneAmerica Asset Management, LLC
OneAmerica Value Portfolio                          OneAmerica Funds, Inc.                   OneAmerica Asset Management, LLC
Pioneer Emerging Markets VCT Portfolio              Pioneer Variable Contracts               Pioneer Investment Management, Inc.
                                                    Trust(VCT)
Pioneer Equity Income VCT Portfolio                 Pioneer Variable Contracts               Pioneer Investment Management, Inc.
                                                    Trust(VCT)
Pioneer Fund VCT Portfolio                          Pioneer Variable Contracts               Pioneer Investment Management, Inc.
                                                    Trust(VCT)
Pioneer Growth Opportunities VCT                    Pioneer Variable Contracts Trust         Pioneer Investment Management, Inc.
Portfolio                                           (VCT)
Royce Capital Fund - Small-Cap Portfolio            The Royce Funds                          Royce & Associates, LLC
T. Rowe Price Blue Chip Growth Portfolio            T. Rowe Price Equity Series, Inc.        T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio               T. Rowe Price Equity Series, Inc.        T. Rowe Price Associates, Inc.

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                        FUND                                     INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond                     T. Rowe Price Fixed Income               T. Rowe Price Associates, Inc.
Portfolio                                           Series, Inc.
Templeton Foreign Securities Fund                   Franklin Templeton Variable              Franklin Advisory Services, LLC
                                                    Insurance Products Trust
Timothy Plan(R) Conservative Growth                 Timothy Plan(R) Portfolio Variable       Timothy Partners, LTD
Portfolio                                           Series
Timothy Plan(R) Strategic Growth Portfolio          Timothy Plan(R) Portfolio Variable       Timothy Partners, LTD
                                                    Series
Vanguard(R) VIF Diversified Value Portfolio         Vanguard(R) Variable Insurance           Barrow, Hanley, Mewhinney & Strauss LLC
                                                    Fund
Vanguard(R) VIF Mid-Cap Index Portfolio             Vanguard(R) Variable Insurance           Vanguard Group
                                                    Fund
Vanguard(R) VIF Small Company Growth                Vanguard(R) Variable Insurance           Granahan Investment Management, Inc. &
Portfolio                                           Fund                                     Vanguard Group
Vanguard(R) VIF Total Bond Market Index             Vanguard(R) Variable Insurance           Vanguard Group
Portfolio                                           Fund



Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED ACCOUNT

The Contract Owner may allocate Premiums to the Fixed Account, which is part of AUL's General Account. Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. See "The Fixed Account."


PREMIUMS


For Flexible Premium Contracts, the Contract Owner's Premiums may vary in amount and frequency. The minimum Premium payment is $50. For the first three
(3) Contract Years, Premiums must total, on a cumulative basis, at least $300 each Contract Year. For One (1) Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first (1st) year Premium of $5,000. See "Premiums under the Contracts."



TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Contract Value in that Account. If, after any transfer, the remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request for a transfer of the entire Contract Value in that Investment Account.


If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers.


Amounts transferred from the Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."


WITHDRAWALS

The Contract Owner may surrender the Contract or take a withdrawal from the Contract Value at any time before the

Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of a surrender and withdrawals.


LOAN PRIVILEGES

Prior to the Annuity Date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Contract Value available for surrender.


THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds" and "Annuity Period."


CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a premium tax charge, and an administrative fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."



FREE-LOOK PERIOD


The Contract Owner has the right to return the Contract for any reason within ten (10) days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the greater of (1) Premium payments, or (2) the Contract Value minus amounts deducted for premium taxes.


DOLLAR COST AVERAGING


Owners may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under a DCA Program, the Owner authorizes AUL to transfer a specific dollar amount from the One America Money Market Investment Account, ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. An Owner may elect monthly, quarterly, semi-annual, or annual DCA transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program. To participate in the Program, AUL requires a minimum transfer amount of $500, and a minimum deposit of $10,000. For further information, see the explanation under "Dollar Cost Averaging Program."



CONTACTING AUL


Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries, to AUL's Variable Products Service Office shown in the front of this Prospectus.

                                EXPENSE TABLE




The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1(st)) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."



CONTRACT OWNER TRANSACTION EXPENSES



DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE")(1)


                                   CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year                     1         2        3        4        5        6        7        8        9       10
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                       10%       9%        8%       7%       6%       5%       4%       3%       2%       1%
One Year Flexible
Premium Contracts                7%       6%        5%       4%       3%       2%       1%       0%       0%       0%


                                   CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year                   11 or more
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                           0%
One Year Flexible
Premium Contracts                   0%

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.



The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to Annuity payments under an Annuity Option.



ANNUAL CONTRACT FEE
Maximum annual Contract fee (per year)(2)                                                                                  $    30

VARIABLE ACCOUNT ANNUAL EXPENSE (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
Mortality and expense risk fee                                                                                                 1.25%


(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value as of the most-recent Contract Anniversary. See "Withdrawal Charge."



(2) The Annual Contract Fee may be less than $30 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Contract Value or $30 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.


The next item shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                   MINIMUM                MAXIMUM
---------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                              0.10%                   1.94%



EXAMPLE


The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1) If the Owner surrenders his or her Contract at the end of the applicable time period:


                                                                                   1 Year         3 Years       5 Years
Flexible Premium Contracts                                                         $124.65        $180.69       $237.70
One Year Flexible Premium Contracts                                                $97.80         $153.01       $209.18

                                                                                   10 Years
Flexible Premium Contracts                                                          $384.63
One Year Flexible Premium Contracts                                                 $374.37

(2) If the Owner annuitizes at the end of the applicable time period:


                                                                                   1 Year         3 Years       5 Years
Flexible Premium Contracts                                                         $124.65        $180.69       $237.70
One Year Flexible Premium Contracts                                                $97.80         $153.01       $237.70

                                                                                   10 Years
Flexible Premium Contracts                                                          $384.63
One Year Flexible Premium Contracts                                                 $374.37


(3) If the Owner does not surrender his or her Contract:


                                                                                   1 Year         3 Years       5 Years
Flexible Premium Contracts                                                         $35.14         $106.89       $180.65
One Year Flexible Premium Contracts                                                $35.14         $106.89       $180.65

                                                                                   10 Years
Flexible Premium Contracts                                                          $374.37
One Year Flexible Premium Contracts                                                 $374.37



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2003 through December 31, 2012. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2012. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.



                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio
    2012                                                    $16.57                            $ 18.06
    2011                                                     16.65                              16.57
    2010                                                     15.07                              16.65
    2009                                                     12.09                              15.07
    2008                                                     16.42                              12.09
    2007                                                     15.83                              16.42
    2006                                                     14.50                              15.83
    2005                                                     13.64                              14.50
    2004                                                     12.38                              13.64
    2003                                                      9.83                              12.38

OneAmerica Investment Grade Bond Portfolio
    2012                                                    $11.88                            $ 12.22
    2011                                                     11.20                              11.88
    2010                                                     10.57                              11.20
    2009                                                      9.27                              10.57
    2008                                                      9.48                               9.27
    2007                                                      9.02                               9.48
    2006                                                      8.80                               9.02
    2005                                                      8.72                               8.80
    2004                                                      8.48                               8.72
    2003                                                      8.19                               8.48

OneAmerica Money Market Portfolio
    2012                                                    $ 1.34                            $  1.32
    2011                                                      1.36                               1.34
    2010                                                      1.37                               1.36
    2009                                                      1.39                               1.37
    2008                                                      1.38                               1.39
    2007                                                      1.33                               1.38
    2006                                                      1.29                               1.33
    2005                                                      1.27                               1.29
    2004                                                      1.27                               1.27
    2003                                                      1.28                               1.27

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio
    2012                                                     206,079
    2011                                                     233,737
    2010                                                     283,621
    2009                                                     341,401
    2008                                                     425,587
    2007                                                     607,506
    2006                                                     729,459
    2005                                                     888,427
    2004                                                     901,224
    2003                                                     946,137

OneAmerica Investment Grade Bond Portfolio
    2012                                                     156,451
    2011                                                     189,090
    2010                                                     232,291
    2009                                                     242,897
    2008                                                     292,968
    2007                                                     315,884
    2006                                                     403,599
    2005                                                     475,535
    2004                                                     606,151
    2003                                                     730,464

OneAmerica Money Market Portfolio
    2012                                                   1,698,655
    2011                                                   1,649,905
    2010                                                   2,214,224
    2009                                                   2,086,942
    2008                                                   4,546,990
    2007                                                   2,367,854
    2006                                                   1,568,319
    2005                                                   2,098,007
    2004                                                   2,876,254
    2003                                                   3,388,874

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Value Portfolio
    2012                                                   $ 17.90                           $ 20.03
    2011                                                     18.56                             17.90
    2010                                                     16.55                             18.56
    2009                                                     12.86                             16.55
    2008                                                     20.66                             12.86
    2007                                                     20.20                             20.66
    2006                                                     18.01                             20.20
    2005                                                     16.60                             18.01
    2004                                                     14.62                             16.60
    2003                                                     10.84                             14.62

Alger Large Cap Growth Portfolio
    2012                                                   $ 12.64                           $ 13.71
    2011                                                     12.84                             12.64
    2010                                                     11.47                             12.84
    2009                                                      7.87                             11.47
    2008                                                     14.80                              7.87
    2007                                                     12.49                             14.80
    2006                                                     12.03                             12.49
    2005                                                     10.87                             12.03
    2004                                                     10.44                             10.87
    2003                                                      7.82                             10.44

Alger Small Cap Growth Portfolio
    2012                                                   $  7.79                           $  8.65
    2011                                                      8.14                              7.79
    2010                                                      6.58                              8.14
    2009                                                      4.58                              6.58
    2008                                                      8.69                              4.58
    2007                                                      7.50                              8.69
    2006                                                      6.33                              7.50
    2005                                                      5.00 (04/20/2005)                 6.33

AllianceBernstein VPS International Growth Portfolio
    2012                                                   $  3.36                           $  3.84
    2011                                                      4.05                              3.36
    2010                                                      3.63                              4.05
    2009                                                      2.63                              3.63
    2008                                                      5.00 (05/01/2008)                 2.63

AllianceBernstein VPS International Value Portfolio
    2012                                                   $  2.64                           $  2.98
    2011                                                      3.30                              2.64
    2010                                                      3.20                              3.30
    2009                                                      2.41                              3.20
    2008                                                      5.00 (05/01/2008)                 2.41

AllianceBernstein VPS Small/Mid Cap Value Portfolio
    2012                                                   $  5.08                           $  5.95
    2011                                                      5.61                              5.08
    2010                                                      4.48                              5.61
    2009                                                      3.17                              4.48
    2008                                                      5.00 (05/01/2008)                 3.17

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Value Portfolio
    2012                                                      295,051
    2011                                                      325,490
    2010                                                      372,948
    2009                                                      434,615
    2008                                                      485,686
    2007                                                      683,115
    2006                                                      812,286
    2005                                                      892,522
    2004                                                      904,469
    2003                                                      921,289

Alger Large Cap Growth Portfolio
    2012                                                      371,524
    2011                                                      428,259
    2010                                                      500,226
    2009                                                      607,192
    2008                                                      707,940
    2007                                                      892,820
    2006                                                    1,133,677
    2005                                                    1,436,440
    2004                                                    1,905,091
    2003                                                    2,283,060

Alger Small Cap Growth Portfolio
    2012                                                       20,041
    2011                                                       28,473
    2010                                                       33,044
    2009                                                       41,555
    2008                                                       43,937
    2007                                                       46,582
    2006                                                       43,648
    2005                                                       26,828

AllianceBernstein VPS International Growth Portfolio
    2012                                                          820
    2011                                                        2,110
    2010                                                        3,111
    2009                                                        6,970
    2008                                                            0

AllianceBernstein VPS International Value Portfolio
    2012                                                        7,395
    2011                                                        9,073
    2010                                                       10,524
    2009                                                       14,249
    2008                                                        2,257

AllianceBernstein VPS Small/Mid Cap Value Portfolio
    2012                                                       25,509
    2011                                                       26,136
    2010                                                        6,982
    2009                                                       10,996
    2008                                                          891

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation Fund
    2012                                                   $ 11.97                           $ 13.71
    2011                                                     12.96                             11.97
    2010                                                     10.00                             12.96
    2009                                                      7.39                             10.00
    2008                                                     13.90                              7.39
    2007                                                      9.65                             13.90
    2006                                                      8.34                              9.65
    2005                                                      6.92                              8.34
    2004                                                      6.51                              6.92
    2003                                                      5.47                              6.51

American Century(R) VP Income & Growth Fund
    2012                                                   $  5.31                           $  6.02
    2011                                                      5.22                              5.31
    2010                                                      4.63                              5.22
    2009                                                      3.97                              4.63
    2008                                                      6.14                              3.97
    2007                                                      6.22                              6.14
    2006                                                      5.38                              6.22
    2005                                                      5.00 (04/20/2005)                 5.38

American Century(R) VP International Fund
    2012                                                   $  9.58                           $ 11.46
    2011                                                     11.03                              9.58
    2010                                                      9.86                             11.03
    2009                                                      7.46                              9.86
    2008                                                     13.70                              7.46
    2007                                                     11.75                             13.70
    2006                                                      9.51                             11.75
    2005                                                      8.51                              9.51
    2004                                                      7.49                              8.51
    2003                                                      6.09                              7.49
    2002                                                      7.75                              6.09

American Century(R) VP Mid Cap Value Fund
    2012                                                   $  7.51                           $  8.62
    2011                                                      7.67                              7.51
    2010                                                      6.53                              7.67
    2009                                                      5.00 (12/01/2009)                 6.53

American Century(R) VP Ultra(R) Fund
    2012                                                   $  5.51                           $  6.20
    2011                                                      5.52                              5.51
    2010                                                      4.81                              5.52
    2009                                                      3.62                              4.81
    2008                                                      6.27                              3.62
    2007                                                      5.25                              6.27
    2006                                                      5.51                              5.25
    2005                                                      5.00 (04/29/2005)                 5.51

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation Fund
    2012                                                       29,747
    2011                                                       33,925
    2010                                                       36,901
    2009                                                       51,461
    2008                                                       87,443
    2007                                                      114,873
    2006                                                       87,444
    2005                                                      141,130
    2004                                                      118,571
    2003                                                      155,915

American Century(R) VP Income & Growth Fund
    2012                                                       23,729
    2011                                                       22,815
    2010                                                       27,334
    2009                                                       48,645
    2008                                                       59,462
    2007                                                       76,667
    2006                                                       84,821
    2005                                                       88,500

American Century(R) VP International Fund
    2012                                                      138,972
    2011                                                      156,861
    2010                                                      183,476
    2009                                                      230,196
    2008                                                      264,029
    2007                                                      313,636
    2006                                                      364,093
    2005                                                      383,987
    2004                                                      416,805
    2003                                                      529,757
    2002                                                      587,161

American Century(R) VP Mid Cap Value Fund
    2012                                                          918
    2011                                                          999
    2010                                                            -
    2009                                                        2,048

American Century(R) VP Ultra(R) Fund
    2012                                                        2,949
    2011                                                        2,935
    2010                                                        1,659
    2009                                                        1,642
    2008                                                        1,605
    2007                                                        1,455
    2006                                                          398
    2005                                                          116

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Vista(SM) Fund
    2012                                                   $  5.80                            $ 6.63
    2011                                                      6.38                              5.80
    2010                                                      5.22                              6.38
    2009                                                      4.31                              5.22
    2008                                                      8.50                              4.31
    2007                                                      6.16                              8.50
    2006                                                      5.87                              6.16

Calvert VP SRI Mid Cap Growth Portfolio
    2012                                                   $ 12.51                            $14.42
    2011                                                     12.38                             12.51
    2010                                                      9.53                             12.38
    2009                                                      7.31                              9.53
    2008                                                     11.79                              7.31
    2007                                                     10.84                             11.79
    2006                                                     10.27                             10.84
    2005                                                     10.35                             10.27
    2004                                                      9.59                             10.35
    2003                                                      7.37                              9.59
    2002                                                     10.40                              7.37

Columbia Variable Portfolio - Small Cap Value Fund
    2012                                                   $  5.32                            $ 5.85
    2011                                                      5.73                              5.32
    2010                                                      4.58                              5.73
    2009                                                      3.70                              4.58
    2008                                                      5.00 (05/01/2008)                 3.70

Columbia Variable Portfolio - US Government Mortgage Fund (Formerly Columbia Variable Portfolio - Short Duration US Govt Fund)
    2012                                                   $  5.01                            $ 5.03
    2011                                                      5.00 (04/28/2011)                 5.01

Dreyfus Investment Portfolio Small Cap Stock Index Portfolio
    2012                                                   $  7.86                            $ 8.99
    2011                                                      7.92                              7.86
    2010                                                      6.37                              7.92
    2009                                                      5.00 (05/01/2009)                 6.37

Dreyfus Investment Portfolios, Technology Growth Portfolio
    2012                                                   $  6.94                            $ 7.90
    2011                                                      7.64                              6.94
    2010                                                      5.96                              7.64
    2009                                                      3.84                              5.96
    2008                                                      6.63                              3.84
    2007                                                      5.86                              6.63
    2006                                                      5.83                              5.86

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Vista(SM) Fund
    2012                                                       3,840
    2011                                                       4,340
    2010                                                       5,886
    2009                                                       6,622
    2008                                                       9,628
    2007                                                      19,618
    2006                                                       7,331

Calvert VP SRI Mid Cap Growth Portfolio
    2012                                                      67,614
    2011                                                      77,575
    2010                                                      74,436
    2009                                                      85,349
    2008                                                      96,570
    2007                                                     117,438
    2006                                                     144,217
    2005                                                     180,616
    2004                                                     232,078
    2003                                                     280,104
    2002                                                     300,921

Columbia Variable Portfolio - Small Cap Value Fund
    2012                                                       6,469
    2011                                                       6,538
    2010                                                       8,475
    2009                                                       5,688
    2008                                                         753

Columbia Variable Portfolio - US Government Mortgage Fund (Formerly Columbia Variable Portfolio - Short Duration US Govt Fund)
    2012                                                       7,195
    2011                                                       7,214

Dreyfus Investment Portfolio Small Cap Stock Index Portfolio
    2012                                                         329
    2011                                                         146
    2010                                                         147
    2009                                                       1,688

Dreyfus Investment Portfolios, Technology Growth Portfolio
    2012                                                      10,545
    2011                                                       7,764
    2010                                                      46,386
    2009                                                      62,788
    2008                                                       6,905
    2007                                                       1,957
    2006                                                         898

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund, Appreciation Portfolio
    2012                                                   $  6.44                           $  7.00
    2011                                                      5.99                              6.44
    2010                                                      5.28                              5.99
    2009                                                      4.37                              5.28
    2008                                                      6.30                              4.37
    2007                                                      5.97                              6.30
    2006                                                      5.20                              5.97
    2005                                                      5.00 (04/20/2005)                 5.20

Fidelity(R) VIP Freedom Income Portfolio
    2012                                                   $  6.10                           $  6.42
    2011                                                      6.08                              6.10
    2010                                                      5.73                              6.08
    2009                                                      5.04                              5.73
    2008                                                      5.70                              5.04
    2007                                                      5.44                              5.70
    2006                                                      5.17                              5.44
    2005

Fidelity(R) VIP Freedom 2005 Portfolio
    2012                                                   $  6.11                           $  6.61
    2011                                                      6.17                              6.11
    2010                                                      5.61                              6.17
    2009                                                      4.62                              5.61
    2008                                                      6.14                              4.62
    2007                                                      5.72                              6.14
    2006                                                      5.42                              5.72
    2005                                                      5.00 (05/20/2005)                 5.42

Fidelity(R) VIP Freedom 2010 Portfolio
    2012                                                   $  6.17                           $  6.81
    2011                                                      6.26                              6.17
    2010                                                      5.61                              6.26
    2009                                                      4.58                              5.61
    2008                                                      6.18                              4.58
    2007                                                      5.76                              6.18
    2006                                                      5.31                              5.76
    2005                                                      5.00 (05/20/2005)                 5.31

Fidelity(R) VIP Freedom 2015 Portfolio
    2012                                                   $  6.25                           $  6.92
    2011                                                      6.35                              6.25
    2010                                                      5.68                              6.35
    2009                                                      4.59                              5.68
    2008                                                      6.37                              4.59
    2007                                                      5.90                              6.37
    2006                                                      5.38                              5.90
    2005                                                      5.00 (05/20/2005)                 5.38

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund, Appreciation Portfolio
    2012                                                      14,642
    2011                                                      15,178
    2010                                                         684
    2009                                                         668
    2008                                                         635
    2007                                                         500
    2006                                                       1,303
    2005                                                         123

Fidelity(R) VIP Freedom Income Portfolio
    2012                                                       1,729
    2011                                                       2,259
    2010                                                       1,163
    2009                                                           0
    2008                                                       1,142
    2007                                                       2,134
    2006                                                           0
    2005

Fidelity(R) VIP Freedom 2005 Portfolio
    2012                                                           2
    2011                                                           1
    2010                                                           1
    2009                                                         151
    2008                                                         610
    2007                                                       2,051
    2006                                                       1,373
    2005                                                          24

Fidelity(R) VIP Freedom 2010 Portfolio
    2012                                                       2,275
    2011                                                       2,280
    2010                                                         493
    2009                                                       3,481
    2008                                                       7,222
    2007                                                       3,402
    2006                                                       3,368
    2005                                                          49

Fidelity(R) VIP Freedom 2015 Portfolio
    2012                                                       7,865
    2011                                                       7,873
    2010                                                      11,272
    2009                                                       3,554
    2008                                                       3,468
    2007                                                       9,384
    2006                                                       9,317
    2005                                                       6,087

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2020 Portfolio
    2012                                                   $  6.13                           $  6.86
    2011                                                      6.27                              6.13
    2010                                                      5.54                              6.27
    2009                                                      4.35                              5.54
    2008                                                      6.54                              4.35
    2007                                                      6.01                              6.54
    2006                                                      5.47                              6.01
    2005                                                      5.00 (05/20/2005)                 5.47

Fidelity(R) VIP Freedom 2025 Portfolio
    2012                                                   $  6.12                           $  6.96
    2011                                                      6.33                              6.12
    2010                                                      5.54                              6.33
    2009                                                      4.31                              5.54
    2008                                                      6.63                              4.31
    2007                                                      6.08                              6.63
    2006                                                      5.48                              6.08
    2005                                                      5.00 (05/20/2005)                 5.48

Fidelity(R) VIP Freedom 2030 Portfolio
    2012                                                   $  5.95                           $  6.79
    2011                                                      6.18                              5.95
    2010                                                      5.39                              6.18
    2009                                                      4.15                              5.39
    2008                                                      6.78                              4.15
    2007                                                      6.16                              6.78
    2006                                                      5.52                              6.16
    2005                                                      5.00 (05/20/2005)                 5.52

Fidelity(R) VIP Asset Manager(SM) Portfolio
    2012                                                   $ 11.28                           $ 12.53
    2011                                                     11.73                             11.28
    2010                                                     10.39                             11.73
    2009                                                      8.15                             10.39
    2008                                                     11.58                              8.15
    2007                                                     10.15                             11.58
    2006                                                      9.58                             10.15
    2005                                                      9.32                              9.58
    2004                                                      8.95                              9.32
    2003                                                      7.68                              8.95

Fidelity(R) VIP Contrafund(R) Portfolio
    2012                                                   $ 18.12                           $ 20.83
    2011                                                     18.82                             18.12
    2010                                                     16.26                             18.82
    2009                                                     12.13                             16.26
    2008                                                     21.36                             12.13
    2007                                                     18.40                             21.36
    2006                                                     16.68                             18.40
    2005                                                     14.44                             16.68
    2004                                                     12.66                             14.44
    2003                                                      9.98                             12.66

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2020 Portfolio
    2012                                                      48,288
    2011                                                      46,119
    2010                                                       4,888
    2009                                                       4,759
    2008                                                       4,203
    2007                                                       6,316
    2006                                                       5,485
    2005                                                         122

Fidelity(R) VIP Freedom 2025 Portfolio
    2012                                                         606
    2011                                                         537
    2010                                                         647
    2009                                                         654
    2008                                                         693
    2007                                                         773
    2006                                                         938
    2005                                                         570

Fidelity(R) VIP Freedom 2030 Portfolio
    2012                                                       3,807
    2011                                                       3,653
    2010                                                       4,625
    2009                                                       3,847
    2008                                                       3,578
    2007                                                       2,557
    2006                                                         533
    2005                                                         164

Fidelity(R) VIP Asset Manager(SM) Portfolio
    2012                                                     264,524
    2011                                                     309,037
    2010                                                     355,198
    2009                                                     409,373
    2008                                                     494,247
    2007                                                     589,267
    2006                                                     739,082
    2005                                                   1,013,205
    2004                                                   1,307,102
    2003                                                   1,574,937

Fidelity(R) VIP Contrafund(R) Portfolio
    2012                                                     369,634
    2011                                                     419,334
    2010                                                     479,259
    2009                                                     554,862
    2008                                                     588,981
    2007                                                     781,372
    2006                                                     932,949
    2005                                                   1,096,372
    2004                                                   1,217,539
    2003                                                   1,365,801

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio
    2012                                                   $ 11.86                           $ 13.74
    2011                                                     11.89                             11.86
    2010                                                     10.46                             11.89
    2009                                                      8.13                             10.46
    2008                                                     14.36                              8.13
    2007                                                     14.32                             14.36
    2006                                                     12.06                             14.32
    2005                                                     11.54                             12.06
    2004                                                     10.48                             11.54
    2003                                                      8.14                             10.48

Fidelity(R) VIP Growth Portfolio
    2012                                                   $ 12.73                           $ 14.42
    2011                                                     12.86                             12.73
    2010                                                     10.49                             12.86
    2009                                                      8.28                             10.49
    2008                                                     15.87                              8.28
    2007                                                     12.65                             15.87
    2006                                                     11.99                             12.65
    2005                                                     11.48                             11.99
    2004                                                     11.24                             11.48
    2003                                                      8.57                             11.24

Fidelity(R) VIP High Income Portfolio
    2012                                                   $ 10.01                           $ 11.29
    2011                                                      9.74                             10.01
    2010                                                      8.67                              9.74
    2009                                                      6.10                              8.67
    2008                                                      8.23                              6.10
    2007                                                      8.11                              8.23
    2006                                                      7.38                              8.11
    2005                                                      7.28                              7.38
    2004                                                      6.72                              7.28
    2003                                                      5.35                              6.72

Fidelity(R) VIP Index 500 Portfolio
    2012                                                   $ 14.81                           $ 16.95
    2011                                                     14.69                             14.81
    2010                                                     12.94                             14.69
    2009                                                     10.35                             12.94
    2008                                                     16.63                             10.35
    2007                                                     15.97                             16.63
    2006                                                     13.97                             15.97
    2005                                                     13.50                             13.97
    2004                                                     12.36                             13.50
    2003                                                      9.73                             12.36

Fidelity(R) VIP Mid Cap Portfolio Service Class
    2012                                                   $  7.20                           $  8.15
    2011                                                      8.18                              7.20
    2010                                                      6.44                              8.18
    2009                                                      5.00 (05/01/2009)                 6.44

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio
    2012                                                     186,842
    2011                                                     216,106
    2010                                                     244,011
    2009                                                     285,839
    2008                                                     358,359
    2007                                                     457,083
    2006                                                     532,221
    2005                                                     626,276
    2004                                                     800,706
    2003                                                     929,422

Fidelity(R) VIP Growth Portfolio
    2012                                                     299,299
    2011                                                     331,214
    2010                                                     370,962
    2009                                                     419,225
    2008                                                     477,997
    2007                                                     604,539
    2006                                                     761,894
    2005                                                     954,765
    2004                                                   1,290,813
    2003                                                   1,541,416

Fidelity(R) VIP High Income Portfolio
    2012                                                      91,731
    2011                                                     102,333
    2010                                                     136,556
    2009                                                     151,725
    2008                                                     162,799
    2007                                                     192,302
    2006                                                     257,162
    2005                                                     310,090
    2004                                                     396,131
    2003                                                     486,496

Fidelity(R) VIP Index 500 Portfolio
    2012                                                     436,874
    2011                                                     519,218
    2010                                                     581,716
    2009                                                     704,378
    2008                                                     813,540
    2007                                                   1,061,978
    2006                                                   1,264,276
    2005                                                   1,556,360
    2004                                                   1,860,942
    2003                                                   2,160,335

Fidelity(R) VIP Mid Cap Portfolio Service Class
    2012                                                       6,668
    2011                                                       6,923
    2010                                                       5,290
    2009                                                       2,700

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio
    2012                                                   $  8.05                           $  9.60
    2011                                                      9.84                              8.05
    2010                                                      8.81                              9.84
    2009                                                      7.05                              8.81
    2008                                                     12.71                              7.05
    2007                                                     10.97                             12.71
    2006                                                      9.41                             10.97
    2005                                                      8.00                              9.41
    2004                                                      7.13                              8.00
    2003                                                      5.04                              7.13

Franklin Small Cap Value Securities Fund
    2012                                                   $  5.12                           $  6.01
    2011                                                      5.38                              5.12
    2010                                                      4.24                              5.38
    2009                                                      3.31                              4.24
    2008                                                      5.00 (05/01/2008)                 3.31

Franklin Templeton VIP Founding Funds Allocation
    2012                                                   $  4.58                           $  5.23
    2011                                                      4.70                              4.58
    2010                                                      4.30                              4.70
    2009                                                      3.34                              4.30
    2008                                                      5.00 (05/01/2008)                 3.34

Invesco V.I. Mid Cap Growth Fund (Formerly Invesco Van Kampen V.I. Mid Cap Growth Portfolio)
    2012                                                   $  5.00 (04/12/2012)              $  4.94

Invesco V.I. Diversified Dividend Fund
    2012                                                   $  4.57                           $  5.36
    2011                                                      5.00 (04/28/2011)                 4.57

Invesco V.I. Core Equity Fund II
    2012                                                   $  6.57                           $  7.37
    2011                                                      6.67                              6.57
    2010                                                      6.19                              6.67
    2009                                                      5.00 (05/01/2009)                 6.19

Invesco V.I. Global Health Care Fund
    2012                                                   $  6.11                           $  7.29
    2011                                                      5.95                              6.11
    2010                                                      5.72                              5.95
    2009                                                      4.54                              5.72
    2008                                                      6.44                              4.54
    2007                                                      5.83                              6.44
    2006                                                      5.61                              5.83
    2005                                                      5.00 (04/20/2005)                 5.61

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio
    2012                                                     122,516
    2011                                                     140,075
    2010                                                     164,464
    2009                                                     201,674
    2008                                                     222,005
    2007                                                     255,376
    2006                                                     274,739
    2005                                                     251,503
    2004                                                     226,012
    2003                                                     239,795

Franklin Small Cap Value Securities Fund
    2012                                                       2,662
    2011                                                       2,849
    2010                                                       4,124
    2009                                                           0
    2008                                                          26

Franklin Templeton VIP Founding Funds Allocation
    2012                                                       1,075
    2011                                                       1,493
    2010                                                       1,494
    2009                                                       1,496
    2008                                                       2,074

Invesco V.I. Mid Cap Growth Fund (Formerly Invesco Van Kampen V.I. Mid Cap Growth Portfolio)
    2012                                                       2,470

Invesco V.I. Diversified Dividend Fund
    2012                                                         383
    2011                                                         417

Invesco V.I. Core Equity Fund II
    2012                                                           -
    2011                                                           -
    2010                                                           -
    2009                                                           0

Invesco V.I. Global Health Care Fund
    2012                                                       9,571
    2011                                                       6,351
    2010                                                       3,862
    2009                                                       8,447
    2008                                                       7,713
    2007                                                       7,671
    2006                                                      11,706
    2005                                                       5,768

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund
    2012                                                   $  5.76                           $  7.29
    2011                                                      6.24                              5.76
    2010                                                      5.38                              6.24
    2009                                                      4.14                              5.38
    2008                                                      7.57                              4.14
    2007                                                      8.12                              7.57
    2006                                                      5.76                              8.12
    2005                                                      5.00 (04/20/2005)                 5.76

Invesco V.I. High Yield Fund
    2012                                                   $  7.05                           $  8.16
    2011                                                      7.07                              7.05
    2010                                                      6.30                              7.07
    2009                                                      4.18                              6.30
    2008                                                      5.69                              4.18
    2007                                                      5.69                              5.69
    2006                                                      5.21                              5.69
    2005                                                      5.00 (04/20/2005)                 5.21

Invesco V.I. International Growth Fund
    2012                                                   $  6.75                           $  7.68
    2011                                                      7.35                              6.75
    2010                                                      6.61                              7.35
    2009                                                      5.00 (05/01/2009)                 6.61

Invesco V.I. Utilities Fund
    2012                                                   $  7.54                           $  7.71
    2011                                                      6.55                              7.54
    2010                                                      6.24                              6.55
    2009                                                      5.50                              6.24
    2008                                                      8.23                              5.50
    2007                                                      6.91                              8.23
    2006                                                      5.58                              6.91
    2005                                                      5.00 (04/20/2005)                 5.58

Janus Aspen Flexible Bond Portfolio
    2012                                                   $  7.22                           $  7.72
    2011                                                      6.85                              7.22
    2010                                                      6.42                              6.85
    2009                                                      5.74                              6.42
    2008                                                      5.48                              5.74
    2007                                                      5.19                              5.48
    2006                                                      5.04                              5.19
    2005                                                      5.00 (04/20/2005)                 5.04

Janus Aspen Forty Portfolio
    2012                                                   $  3.82                           $  4.69
    2011                                                      4.15                              3.82
    2010                                                      3.93                              4.15
    2009                                                      2.72                              3.93
    2008                                                      5.00 (05/01/2008)                 2.72

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund
    2012                                                       18,441
    2011                                                       20,962
    2010                                                       28,788
    2009                                                       33,476
    2008                                                       36,490
    2007                                                       62,974
    2006                                                      122,438
    2005                                                       14,188

Invesco V.I. High Yield Fund
    2012                                                        6,776
    2011                                                        7,558
    2010                                                        9,683
    2009                                                       11,478
    2008                                                        8,421
    2007                                                        6,347
    2006                                                        3,001
    2005                                                        3,212

Invesco V.I. International Growth Fund
    2012                                                        5,181
    2011                                                        4,939
    2010                                                        4,124
    2009                                                        4,086

Invesco V.I. Utilities Fund
    2012                                                       11,087
    2011                                                       17,294
    2010                                                       22,768
    2009                                                       28,608
    2008                                                       32,290
    2007                                                       38,272
    2006                                                      100,213
    2005                                                       96,217

Janus Aspen Flexible Bond Portfolio
    2012                                                      122,351
    2011                                                      120,708
    2010                                                      131,105
    2009                                                      117,369
    2008                                                      105,589
    2007                                                       57,549
    2006                                                       28,428
    2005                                                       26,871

Janus Aspen Forty Portfolio
    2012                                                        2,733
    2011                                                          917
    2010                                                        2,653
    2009                                                        4,964
    2008                                                          930

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio
    2012                                                   $ 5.89                           $  6.58
    2011                                                     8.81                              5.89
    2010                                                     7.14                              8.81
    2009                                                     5.00 (05/01/2009)                 7.14

Janus Aspen Perkins Mid Cap Value Portfolio
    2012                                                   $ 6.65                           $  7.28
    2011                                                     6.94                              6.65
    2010                                                     6.09                              6.94
    2009                                                     5.00 (05/01/2009)                 6.09

Janus Aspen Series Global Research Portfolio (Formerly Janus Aspen Worldwide Portfolio Institutional Class)
    2012                                                   $ 5.01                           $  5.94
    2011                                                     5.88                              5.01
    2010                                                     5.14                              5.88
    2009                                                     3.78                              5.14
    2008                                                     6.91                              3.78
    2007                                                     6.39                              6.91
    2006                                                     5.47                              6.39
    2005                                                     5.00 (04/20/2005)                 5.47

Neuberger Berman AMT Mid-Cap Growth Portfolio
    2012                                                   $ 7.94                           $  8.79
    2011                                                     8.02                              7.94
    2010                                                     6.31                              8.02
    2009                                                     5.00 (05/01/2009)                 6.31

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
    2012                                                   $ 5.82                           $  6.64
    2011                                                     6.30                              5.82
    2010                                                     5.06                              6.30
    2009                                                     3.50                              5.06
    2008                                                     6.53                              3.50
    2007                                                     6.40                              6.53
    2006                                                     5.83                              6.40
    2005                                                     5.00 (04/20/2005)                 5.83

Neuberger Berman AMT Short Duration Bond Portfolio
    2012                                                   $ 5.27                           $  5.44
    2011                                                     5.32                              5.27
    2010                                                     5.11                              5.32
    2009                                                     4.57                              5.11
    2008                                                     5.34                              4.57
    2007                                                     5.16                              5.34
    2006                                                     5.02                              5.16
    2005                                                     5.00 (04/20/2005)                 5.02

Neuberger Berman AMT Small Cap Growth Portfolio
    2012                                                   $ 4.86                           $  5.22
    2011                                                     4.97                              4.86
    2010                                                     4.21                              4.97
    2009                                                     3.47                              4.21
    2008                                                     5.81                              3.47
    2007                                                     5.85                              5.81
    2006                                                     5.63                              5.85
    2005                                                     5.00 (04/20/2005)                 5.63

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio
    2012                                                      2,319
    2011                                                      6,926
    2010                                                     16,025
    2009                                                     12,976

Janus Aspen Perkins Mid Cap Value Portfolio
    2012                                                      6,573
    2011                                                      6,587
    2010                                                      1,955
    2009                                                        162

Janus Aspen Series Global Research Portfolio (Formerly Janus Aspen Worldwide Portfolio Institutional Class)
    2012                                                      4,906
    2011                                                      4,936
    2010                                                      2,335
    2009                                                      4,994
    2008                                                      3,390
    2007                                                      8,934
    2006                                                      6,406
    2005                                                      1,055

Neuberger Berman AMT Mid-Cap Growth Portfolio
    2012                                                        703
    2011                                                      1,178
    2010                                                        849
    2009                                                        813

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
    2012                                                      7,786
    2011                                                      8,548
    2010                                                     12,439
    2009                                                     13,576
    2008                                                     20,190
    2007                                                     32,222
    2006                                                     34,136
    2005                                                     29,880

Neuberger Berman AMT Short Duration Bond Portfolio
    2012                                                      9,440
    2011                                                      9,704
    2010                                                     12,010
    2009                                                     17,392
    2008                                                     23,091
    2007                                                     54,828
    2006                                                     20,331
    2005                                                     15,527

Neuberger Berman AMT Small Cap Growth Portfolio
    2012                                                        973
    2011                                                      1,721
    2010                                                      1,268
    2009                                                      1,224
    2008                                                      1,170
    2007                                                     28,007
    2006                                                     33,482
    2005                                                     37,603

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio
    2012                                                   $ 3.32                           $  3.67
    2011                                                     4.38                              3.32
    2010                                                     3.83                              4.38
    2009                                                     2.22                              3.83
    2008                                                     5.00 (05/01/2008)                 2.22

Pioneer Equity Income VCT Portfolio Series
    2012                                                   $ 7.51                           $  8.16
    2011                                                     7.19                              7.51
    2010                                                     6.11                              7.19
    2009                                                     5.00 (05/01/2009)                 6.11

Pioneer Fund VCT Portfolio
    2012                                                   $ 5.67                           $  6.17
    2011                                                     6.00                              5.67
    2010                                                     5.23                              6.00
    2009                                                     4.23                              5.23
    2008                                                     6.52                              4.23
    2007                                                     6.29                              6.52
    2006                                                     5.54                              6.29

Pioneer Growth Opportunities VCT Portfolio
    2012                                                   $ 6.04                           $  6.38
    2011                                                     6.25                              6.04
    2010                                                     5.27                              6.25
    2009                                                     3.69                              5.27
    2008                                                     5.79                              3.69
    2007                                                     6.10                              5.79
    2006                                                     5.85                              6.10
    2005                                                     5.00 (04/20/2005)                 5.85

Royce Capital Fund - Small-Cap Portfolio
    2012                                                   $ 5.34                           $  5.93
    2011                                                     5.59                              5.34
    2010                                                     4.69                              5.59
    2009                                                     3.52                              4.69
    2008                                                     5.00 (05/01/2008)                 3.52

T. Rowe Price Blue Chip Growth Portfolio
    2012                                                   $ 6.25                           $  7.29
    2011                                                     6.23                              6.25
    2010                                                     5.42                              6.23
    2009                                                     3.86                              5.42
    2008                                                     6.80                              3.86
    2007                                                     6.11                              6.80
    2006                                                     5.64                              6.11
    2005                                                     5.00 (04/29/2005)                 5.64

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio
    2012                                                     11,651
    2011                                                     13,370
    2010                                                     13,108
    2009                                                     28,807
    2008                                                        414

Pioneer Equity Income VCT Portfolio Series
    2012                                                          -
    2011                                                          -
    2010                                                          -
    2009                                                        366

Pioneer Fund VCT Portfolio
    2012                                                     19,768
    2011                                                     19,587
    2010                                                     17,821
    2009                                                     10,144
    2008                                                     10,631
    2007                                                      7,682
    2006                                                      3,741

Pioneer Growth Opportunities VCT Portfolio
    2012                                                      6,736
    2011                                                      6,750
    2010                                                      5,623
    2009                                                      4,862
    2008                                                      4,732
    2007                                                      8,910
    2006                                                     12,042
    2005                                                      9,029

Royce Capital Fund - Small-Cap Portfolio
    2012                                                     11,982
    2011                                                     13,295
    2010                                                      5,655
    2009                                                      4,977
    2008                                                         16

T. Rowe Price Blue Chip Growth Portfolio
    2012                                                     25,997
    2011                                                     27,605
    2010                                                     25,419
    2009                                                     25,032
    2008                                                     36,958
    2007                                                     44,767
    2006                                                     39,193
    2005                                                     10,121

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio
    2012                                                   $ 14.43                           $ 16.70
    2011                                                     14.72                             14.43
    2010                                                     12.96                             14.72
    2009                                                     10.45                             12.96
    2008                                                     16.56                             10.45
    2007                                                     16.24                             16.56
    2006                                                     13.82                             16.24
    2005                                                     13.46                             13.82
    2004                                                     11.86                             13.46
    2003                                                      9.57                             11.86

T. Rowe Price Limited-Term Bond Portfolio
    2012                                                   $  5.90                           $  5.97
    2011                                                      5.88                              5.90
    2010                                                      5.78                              5.88
    2009                                                      5.40                              5.78
    2008                                                      5.39                              5.40
    2007                                                      5.17                              5.39
    2006                                                      5.03                              5.17
    2005                                                      5.00 (04/20/2005)                 5.03

Templeton Foreign Securities Fund
    2012                                                   $  6.42                           $  7.50
    2011                                                      7.28                              6.42
    2010                                                      6.80                              7.28
    2009                                                      5.00 (05/01/2009)                 6.80

Franklin Templeton Global Bond Securities Fund (Formerly Franklin Templeton Global Income Securities Fund)
    2012                                                   $  6.55                           $  7.46
    2011                                                      6.68                              6.55
    2010                                                      5.89                              6.68
    2009                                                      5.02                              5.89
    2008                                                      5.00 (05/01/2008)                 5.02

Timothy Plan(R) Conservative Growth Variable
    2012                                                   $  6.00                           $  6.39
    2011                                                      5.96                              6.00
    2010                                                      5.37                              5.96
    2009                                                      4.43                              5.37
    2008                                                      6.27                              4.43
    2007                                                      5.84                              6.27
    2006                                                      5.42                              5.84
    2005                                                      5.00 (04/29/2005)                 5.42

Timothy Plan(R) Strategic Growth Variable
    2012                                                   $  5.49                           $  6.04
    2011                                                      5.77                              5.49
    2010                                                      5.06                              5.77
    2009                                                      3.96                              5.06
    2008                                                      6.63                              3.96
    2007                                                      6.10                              6.63
    2006                                                      5.62                              6.10
    2005                                                      5.00 (04/29/2005)                 5.62

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio
    2012                                                      378,944
    2011                                                      417,966
    2010                                                      480,293
    2009                                                      605,197
    2008                                                      697,547
    2007                                                      892,226
    2006                                                    1,068,164
    2005                                                    1,278,129
    2004                                                    1,475,903
    2003                                                    1,660,201

T. Rowe Price Limited-Term Bond Portfolio
    2012                                                       17,713
    2011                                                       16,035
    2010                                                       69,703
    2009                                                       70,097
    2008                                                       32,399
    2007                                                        9,732
    2006                                                       12,307
    2005                                                       12,952

Templeton Foreign Securities Fund
    2012                                                        6,470
    2011                                                        6,564
    2010                                                        4,909
    2009                                                          936

Franklin Templeton Global Bond Securities Fund (Formerly Franklin Templeton Global Income Securities Fund)
    2012                                                       26,118
    2011                                                       25,718
    2010                                                       20,333
    2009                                                           36
    2008                                                           39

Timothy Plan(R) Conservative Growth Variable
    2012                                                        9,749
    2011                                                        5,409
    2010                                                        5,247
    2009                                                        4,016
    2008                                                        3,324
    2007                                                        4,033
    2006                                                        7,533
    2005                                                        3,122

Timothy Plan(R) Strategic Growth Variable
    2012                                                            -
    2011                                                            -
    2010                                                            -
    2009                                                        1,011
    2008                                                        1,012
    2007                                                        1,387
    2006                                                        1,831
    2005                                                          709

                                                                                                 ACCUMULATION UNIT
                                                         ACCUMULATION UNIT VALUE                  VALUE AT END OF
INVESTMENT ACCOUNT                                       AT BEGINNING OF PERIOD                       PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Diversified Value Portfolio
    2012                                                         $  4.75                              $  5.46
    2011                                                            4.62                                 4.75
    2010                                                            4.28                                 4.62
    2009                                                            3.42                                 4.28
    2008                                                            5.00 (05/01/2008)                    3.42

Vanguard(R) VIF Mid-Cap Index Portfolio
    2012                                                         $  6.61                              $  7.56
    2011                                                            6.83                                 6.61
    2010                                                            5.52                                 6.83
    2009                                                            3.98                                 5.52
    2008                                                            6.93                                 3.98
    2007                                                            6.61                                 6.93
    2006                                                            5.88                                 6.61
    2005                                                            5.00 (04/29/2005)                    5.88

Vanguard(R) VIF Small Company Growth Portfolio
    2012                                                         $  7.05                              $  7.99
    2011                                                            7.05                                 7.05
    2010                                                            5.41                                 7.05
    2009                                                            3.93                                 5.41
    2008                                                            6.58                                 3.93
    2007                                                            6.42                                 6.58
    2006                                                            5.90                                 6.42
    2005                                                            5.00 (04/29/2005)                    5.90

Vanguard(R) VIF Total Bond Market Index Portfolio
    2012                                                         $  6.66                              $  6.84
    2011                                                            6.27                                 6.66
    2010                                                            5.96                                 6.27
    2009                                                            5.69                                 5.96
    2008                                                            5.48                                 5.69
    2007                                                            5.19                                 5.48
    2006                                                            5.03                                 5.19
    2005                                                            5.00 (04/29/2005)                    5.03

                                                        NUMBER OF ACCUMULATION
                                                           UNITS OUTSTANDING
INVESTMENT ACCOUNT                                         AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Diversified Value Portfolio
    2012                                                            12,401
    2011                                                             7,578
    2010                                                             6,452
    2009                                                             2,234
    2008                                                               637

Vanguard(R) VIF Mid-Cap Index Portfolio
    2012                                                            51,286
    2011                                                            58,188
    2010                                                            83,629
    2009                                                           114,054
    2008                                                           120,066
    2007                                                           115,782
    2006                                                           114,233
    2005                                                            52,623

Vanguard(R) VIF Small Company Growth Portfolio
    2012                                                            20,108
    2011                                                            23,893
    2010                                                            16,571
    2009                                                            22,033
    2008                                                            16,077
    2007                                                            13,610
    2006                                                            12,785
    2005                                                             1,472

Vanguard(R) VIF Total Bond Market Index Portfolio
    2012                                                            94,341
    2011                                                           101,322
    2010                                                           136,535
    2009                                                           139,197
    2008                                                           132,994
    2007                                                            42,714
    2006                                                            42,777
    2005                                                            13,951

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS




AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.



AUL conducts a conventional life insurance and annuity business. At December 31, 2012, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $28,641.5 million and had equity of $2,243.8 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.




THE VARIABLE ACCOUNT



The AUL American Individual Unit Trust was established by AUL on April 14, 1994, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.



The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, Funds, or investment vehicles.


The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.



REVENUE AUL RECEIVES

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:


RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts of the separate account, which invests in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or subadvisers pay AUL more than others.


Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.


The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, Fund expenses, and other factors all contribute to differences in Fund performance. For all of these reasons, you should expect investment results to differ.


Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




FUND                                                                 OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio                                     Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio                                     Seeks long-term capital appreciation.
AllianceBernstein VPS International Growth Portfolio                 Seeks long-term capital growth.
AllianceBernstein VPS International Value Portfolio                  Seeks long-term capital growth.
AllianceBernstein VPS Small/Mid Cap Value Portfolio                  Seeks long-term growth of capital.
American Century(R) VP Capital Appreciation Fund                     Seeks capital growth and seeks income as a secondary objective.
American Century(R) VP Income & Growth Fund                          Seeks capital growth and income as a secondary objective.
American Century(R) VP International Fund                            Seeks capital growth.
American Century(R) VP Mid Cap Value Fund                            Seeks long-term capital growth and seeks income as a secondary objective.


FUND                                                            OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Ultra(R) Fund                            Seeks long-term capital growth.
American Century(R) VP Vista(SM) Fund                           Seeks long-term capital growth.
Calvert VP SRI Mid Cap Growth Portfolio                         Seeks long-term capital appreciation.
Columbia Variable Portfolio - US Government Mortgage Fund       Seeks high level of current income and safety of principal.
(Formerly Columbia Variable Portfolio - Short Duration US
Govt Fund)
Columbia Variable Portfolio - Small Cap Value Fund              Seeks long-term capital appreciation.
Dreyfus Investment Portfolios, Small-Cap Stock Index            Seeks capital appreciation.
Portfolio
Dreyfus Investment Portfolios, Technology Growth Portfolio      Seeks to match the performance of the S&P Small Cap 600(R) Index
Dreyfus Variable Investment Portfolio, Appreciation Portfolio   Seeks long-term capital growth and seeks current income as a secondary objective.
Fidelity(R) VIP Freedom Income Portfolio                        Seeks high total return with a secondary objective of principal preservation.
Fidelity(R) VIP Freedom 2005 Portfolio                          Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2010 Portfolio                          Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2015 Portfolio                          Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2020 Portfolio                          Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2025 Portfolio                          Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2030 Portfolio                          Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Asset Manager(SM) Portfolio                     Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio                         Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio                         Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio                                Seeks capital appreciation.
Fidelity(R) VIP High Income Portfolio                           Seeks a high level of current income, while also considering growth of capital.
Fidelity(R) VIP Index 500 Portfolio                             Seeks t results that correspond to the total return of common stocks that comprise the by the S&P 500(R) Index.
Fidelity(R) VIP Mid-Cap Portfolio                               Seeks long-term growth of capital.
Fidelity(R) VIP Overseas Portfolio                              Seeks long-term capital appreciation.
Franklin Small Cap Value Securities Fund                        Seeks long-term total return.
Franklin Templeton Global Bond Securities Fund (Formerly        Seeks high current income.
Franklin Templeton Global Income Securities Fund)
Franklin Templeton VIP Founding Funds Allocation Fund           Seeks capital appreciation and income as a secondary objective.
Invesco V.I. Core Equity Fund                                   Seeks growth of capital.
Invesco V.I. Diversified Dividend Fund                          Seeks current income and long-term growth of income and capital.
Invesco V.I. Global Health Care Fund                            Seeks long-term capital growth.
Invesco V.I. Global Real Estate Fund                            Seeks high total return.
Invesco V.I. High Yield Fund                                    Seeks a high level of current income.
Invesco V.I. International Growth Fund                          Seeks long-term capital growth.
Invesco V.I .Mid Cap Growth Fund (Formerly Invesco Van          Seeks long-term growth of capital.
Kampen V.I. Mid Cap Growth Fund)


FUND                                                         OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund                                  Seeks capital growth and current income.
Janus Aspen Series Flexible Bond Portfolio                   Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                                  Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio                               Seeks long-term capital growth
Janus Aspen Perkins Mid Cap Value Portfolio                  Seeks capital appreciation.
Janus Aspen Series Global Research Portfolio (Formerly Janus Seeks long-term capital growth.
Aspen Worldwide Portfolio Institutional Class)
Neuberger Berman AMT Mid Cap Growth Portfolio                Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio       Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio           Seeks highest available income and total return as a secondary objective.
Neuberger Berman AMT Small Cap Growth Portfolio              Seeks long-term capital growth.
OneAmerica Asset Director Portfolio                          Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio                   Seeks a high level of income and capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio                            Seeks to provide a level of current income.
OneAmerica Value Portfolio                                   Seeks long-term capital appreciation and current investment income as a secondary objective.
Pioneer Emerging Markets VCT Portfolio                       Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio                          Seeks current income and long-term growth of capital.
Pioneer Fund VCT Portfolio                                   Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT Portfolio                   Seeks capital growth.
Royce Capital Fund - Small-Cap Portfolio                     Seeks long-term capital growth.
T. Rowe Price Blue Chip Growth Portfolio                     Seeks to provide long-term growth and seeks income as a secondary objective.
T. Rowe Price Equity Income Portfolio                        Seeks high current income and long-term capital growth.
T. Rowe Price Limited-Term Bond Portfolio                    Seeks high level of current income.
Templeton Foreign Securities Fund                            Seeks long-term growth.
Timothy Plan(R) Conservative Growth Portfolio                Seeks long-term capital growth.
Timothy Plan(R) Strategic Growth Portfolio                   Seeks long-term capital growth.
Vanguard(R) VIF Diversified Value Portfolio                  Seeks long-term capital appreciation and income.
Vanguard(R) VIF Mid-Cap Index Portfolio                      Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard(R) VIF Small Company Growth Portfolio               Seeks long term capital appreciation.
Vanguard(R) VIF Total Bond Market Index Portfolio            Seeks to track the performance of a broad, market-weighted bond index.




                                THE CONTRACTS





GENERAL


The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax-qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A, or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under
Section 501(c)(3), and (4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section
457.

         PREMIUMS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD




APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50. Premiums must accumulate a total of at least $300 each Contract Year for the first three (3) Contract Years. Premiums may not total more than $12,000 in any one Contract Year unless otherwise agreed to by AUL.


For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency, except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $500; Premiums must total at least $5,000 in the first Contract Year for non-Qualified Plans and $2,000 in the first Contract Year for Qualified Plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.


If the minimum Premium amounts under Flexible Premium or One Year Flexible Premium Contracts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Contract Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.


Annual Premiums under any Contract purchased in connection with a qualified plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the qualified plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent qualified plan document. Such limits may change without notice.



The initial Premium must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.



Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Corporate Office. AUL reserves the right to refuse to accept new Premiums for a Contract at any time.




FREE-LOOK PERIOD



The Owner has the right to return the Contract for any reason within the Free-Look Period which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Free-Look Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund either the greater of (1) Premium payments or (2) the Contract Value as of the end of the Valuation Period in which AUL receives the Contract.



ALLOCATION OF PREMIUMS

Initial Premiums will be allocated among the Investment Accounts of the Variable Account or to the Fixed Account as instructed by the Contract Owner. Allocation to the Investment Accounts and the Fixed Account must be made in increments of 1 percent.


A Contract Owner may change the allocation instructions at any time by giving Proper Notice of the change to AUL at its Corporate Office, and such allocation will continue in effect until subsequently changed. Any such change in allocation instructions will be effective upon receipt of the change in allocation instructions by AUL at its Corporate Office. Changes in the allocation of future Premiums have no effect on Premiums that have already been applied. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Account in the manner described in "Transfers of Account Value."



TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Contract Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Contract Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Contract Value.


Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.



Part of a Contract Owner's Fixed Account Value may be transferred to one (1) or more Investment Accounts of the Variable Account during the Accumulation Period, subject to certain limitations as described in "Fixed Account."



ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.


AUL prohibits late trading in its Investment Accounts. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.



MARKET TIMING


Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.



AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.


If it is determined that the trading activity violates any Fund's trading policy, then the policyholder is notified of restrictions on his or her account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.



Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.




DOLLAR COST AVERAGING ("DCA") PROGRAM


Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of

Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

                     TRANSFER          UNIT              UNITS
      MONTH           AMOUNT           VALUE           PURCHASED
----------------------------------------------------------------
        1             $1,000            $20                 50
        2             $1,000            $25                 40
        3             $1,000            $30             33.333
        4             $1,000            $40                 25
        5             $1,000            $35             28.571
        6             $1,000            $30             33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under a DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from the Fixed Account are not permitted under the DCA. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the Program, a minimum deposit of $10,000 is required.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at $1 and $5 for each of the other Investment Accounts. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

   (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

   (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus


   (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);


(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.



                   CASH WITHDRAWALS AND THE DEATH PROCEEDS




CASH WITHDRAWALS


During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable qualified plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date in which a proper written request in a form acceptable to AUL is received by AUL at its Corporate Office. A surrender of a Contract Owner's Variable Account Value will result in a withdrawal payment equal to the Owner's Contract Value allocated to the Variable Account as of the end of the Valuation Period during which AUL receives Proper Notice, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Contract Value. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Owner's Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. Requests for a withdrawal that would leave a Contract Value of less than $5000 for a nonqualified One (1) Year Flexible Premium Contract ($2,000 for a qualified Contract) and less than the required cumulative minimum for a Flexible Premium Contract will be treated as a request for a surrender. AUL may change or waive this provision at its discretion.


The minimum amount that may be withdrawn from a Contract Owner's Contract Value is $200 for Flexible Premium Contracts and $500 for One (1) Year Flexible Premium Contracts. If the remaining Contract Value is less than these amounts, a request for a withdrawal will be treated as a surrender of the Contract. In addition, the Contracts may be issued in connection with certain retirement programs that are subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed, and if the Owner does not specify, in proportion to the Owner's Contract Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until proper instructions are received by AUL at its Corporate Office.

A surrender or a withdrawal may result in the deduction of a withdrawal charge and may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal that results in receipt of proceeds by a Contract Owner may result in receipt of taxable income to the Contract Owner and, in some instances, a tax penalty. In addition, distributions under certain Qualified Plans may result in a tax penalty. See "Tax Penalty For All Annuity Contracts." Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


LOAN PRIVILEGES

Loan privileges are only available on qualified Contracts under 401 or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Contract Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Contract Value. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one (1) year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the

Contract Value limitations stated above. We reserve the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Contract Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Proceeds will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.


If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the plan participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.


AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.


Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or in part if the plan participant has additional loans from other plans or contracts.



THE DEATH PROCEEDS

If a Contract Owner dies at or after age 76, the amount of the Death Proceeds is equal to the Contract Owner's Contract Value as of the end of the Valuation Period in which due proof of death is received by AUL at its Corporate Office. If a Contract Owner or, as described below, an Annuitant, dies before age 76, the Death Proceeds will be the greater of the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by AUL at its Corporate Office or the value given by
(a)-(b)-(c)+(d) where: (a) is the net Premiums; (b) is any amounts withdrawn (including any withdrawal charges) prior to death; (c) is the annual fees assessed prior to death; and (d) is the interest earned on (a)-(b)-(c), credited at an annual effective rate of 4 percent until the date of death.


DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. If a settlement option is elected, the Beneficiary must be named the Annuitant and payments must begin within one (1) year of the Contract Owner's death. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Contract Value without any early withdrawal charge. However, depending upon the circumstances, a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Contract Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT


Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Contract Value allocated to the Variable Account, or payment of the Death Proceeds normally will be made within seven
(7) days from the date a proper request is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account, see "The Fixed Account."




                           CHARGES AND DEDUCTIONS




PREMIUM TAX CHARGE


Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.



WITHDRAWAL CHARGE


No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL on the amount withdrawn if the Contract has not been in existence for a certain period of time. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of the Contract Value at the most-recent Contract Anniversary. Any transfer of Contract Value from the Fixed Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred. The chart below illustrates the amount of the withdrawal charge that applies to both variations of Contracts based on the number of years that the Contract has been in existence.


In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life Annuity or survivorship Annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life Annuity or survivorship option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5 percent of the total Premiums paid on a Flexible Premium Contract or 8 percent of the total Premiums paid on a One (1) Year Flexible Premium Contract.




                                    CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT

Contract Year                     1         2        3        4        5        6        7        8        9       10
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                       10%       9%        8%       7%       6%       5%       4%       3%       2%       1%
One Year Flexible
Premium Contracts                7%       6%        5%       4%       3%       2%       1%       0%       0%       0%


                                    CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT

Contract Year                   11 or more
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                           0%
One Year Flexible
Premium Contracts                   0%

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. (Please see the Expense Table for the charge). This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


ANNUAL CONTRACT FEE

AUL deducts an Annual Contract fee from each Owner's Contract Value equal to the lesser of 2 percent of the Contract Value or $30 per year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract fee is waived on each Contract Anniversary when the Contract Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Contract Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and administrative charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or administrative charge may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive the withdrawal charge and administrative charge on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.


EXPENSES OF THE FUNDS


Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund or Fund portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.




                               ANNUITY PERIOD




GENERAL


On the Annuity Date, the adjusted value of the Owner's Contract Value may be applied to provide an Annuity under one (1) of the options described in "Annuity Options." The adjusted value will be equal to the value of the Owner's Contract Value as of the Annuity Date, reduced by any applicable Premium tax or similar taxes, and any applicable withdrawal charge. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth (5th) Contract Year or later and a life Annuity or survivorship Annuity option is selected. For a One (1) Year Flexible Premium Contract, no withdrawal charge will apply if a life Annuity or survivorship Annuity Option is selected and if the Contract is in its fourth (4th) Contract Year or later and the fixed income option for a period of ten (10) or more years is chosen. Otherwise, the withdrawal charge will apply.



The Contracts provide for three (3) Annuity Options, any one (1) of which may be elected, except as otherwise noted. A lump-sum distribution may also be elected. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (as adjusted), except that in the case of Option 1, age is not a consideration. The Annuity rates are based upon an assumed interest rate of 3 percent, compounded annually. Generally, if no Annuity Option has been selected for a Contract Owner, Annuity payments will be made to the

Annuitant under Option 2. For Contracts used in connection with certain Employee Benefit Plans and employer-sponsored 403(b) Programs, Annuity payments to Contract Owners who are married will be made under Option 3, with the Contract Owner's spouse as contingent Annuitant, unless the Contract Owner otherwise elects and obtains his or her spouse's consent. Annuity payments will begin as of the Annuity Date. Once Annuity payments have commenced, a Contract Owner cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $100 each, AUL has the right to make either a lump-sum settlement or to make larger payments on a less-frequent basis. AUL also reserves the right to change the minimum payment amount.



A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the qualified plan for pertinent limitations regarding Annuity dates and options. To help ensure timely receipt of the first Annuity payment, a transfer of a Contract Owner's Contract Value in the Variable Account should be made to the Fixed Account at least two (2) weeks prior to the Annuity Date.



ANNUITY OPTIONS


OPTION 1 - INCOME FOR A FIXED PERIOD

An Annuity payable monthly for a fixed period (not more than twenty (20) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary.


OPTION 2 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. A minimum number of payments can be guaranteed such as one hundred-twenty (120) or the number of payments required to refund the proceeds applied.


OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant and, after the death of the Annuitant, an amount equal to 50 percent, or 100 percent (as specified in the election) of such Annuity, will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

An election of this option is automatically cancelled if either the Contract Owner or the contingent Annuitant dies before the Annuity Date.


SELECTION OF AN OPTION


Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a qualified plan, reference should be made to the terms of the applicable qualified plan for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a qualified plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2, and is no longer employed. For Option 1, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 100 percent election specified above may not be available.




                              THE FIXED ACCOUNT



Contributions or transfers to the Fixed Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of

1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.


INTEREST

A Contract Owner's Fixed Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one (1) year. If AUL determines a Current Rate in excess of the Guaranteed Rate, Premiums allocated or transfers to the Fixed Account under a Contract during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year.

Amounts contributed or transferred to the Fixed Account earn interest at the Current Rate then in effect. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Contract Owner's Fixed Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Account. AUL bears the investment risk for Contract Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


WITHDRAWALS


A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, plus or minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."



TRANSFERS

A Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from the Fixed Account is $500 or, if the Fixed Account Value is less than $500, the Contract Owner's remaining Fixed Account Value. If the amount remaining in the Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested. The maximum amount that may be transferred in any one (1) Contract Year is the lesser of 20 percent of a Contract Owner's Fixed Account Value as of the last Contract Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."


CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Contract Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


PAYMENTS FROM THE FIXED ACCOUNT

Surrenders, withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at its Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.

                          MORE ABOUT THE CONTRACTS




DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.


For Contracts issued in connection with qualified plans, reference should be made to the terms of the particular qualified plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.



ASSIGNABILITY

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.


However, under certain qualified plans, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.


MISSTATEMENTS

If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.



                             FEDERAL TAX MATTERS




INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of Qualified Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the Qualified Plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a qualified tax advisor.


AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT, AND INFORMATION CONTAINED HEREIN IS

NOT INTENDED AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT HIS OR HER TAX ADVISOR.


DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.


In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a separate account may cause the Contract Owner, rather than AUL, to be treated as the Owner of the assets held by the separate account.



If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. At present, it is not clear what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as Annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.



TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLAN


Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."



1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE


Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a withdrawal or surrender) exceeds the "investment in the contract." In general, the "investment in the contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.



2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE


Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.



3. AMOUNTS RECEIVED AS AN ANNUITY


For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.



Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.



4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS


With respect to amounts withdrawn or distributed before the recipient reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the recipient's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the recipient, or the joint lives (or joint life expectancies) of the recipient and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.


If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first
(1st) year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five (5) years from the date of the first payment and after the recipient attains age 59 1/2, or (b) before the recipient reaches age 59 1/2.


ADDITIONAL CONSIDERATIONS


1. DISTRIBUTION-AT-DEATH RULES


In order to be treated as an Annuity Contract, a Contract must provide the following two (2) distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated Beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.


For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.


2. GIFT OF ANNUITY CONTRACTS


Generally, gifts of Contracts (not purchased in connection with a Qualified
Plan) before the Annuity Commencement Date will trigger income tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.



3. CONTRACTS OWNED BY NON-NATURAL PERSONS


If the Contract is held by a non-natural person (for example, a corporation in connection with its Non-Tax Qualified Deferred Compensation Plan) the income on that Contract (generally the Account Value less the Premium payments) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of an immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.



4. MULTIPLE CONTRACT RULE


For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as Annuities) that is includible in gross income, all Annuity Contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) Contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this new rule.



QUALIFIED PLANS


The Contract may be used with certain types of qualified plans as described under "The Contracts." The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of qualified plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of qualified plans and the use of the Contract therewith:



1. INDIVIDUAL RETIREMENT ANNUITIES


Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit. Any refund of Premium must be applied to payment of future Premiums or the purchase of additional benefits. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA.



2. ROTH IRA


A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute nondeductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.



3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits corporate employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401, it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


4. TAX-DEFERRED ANNUITIES


Section 403(b) of the Code permits the purchase of "tax deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.



On July 26, 2007, the IRS issued final regulations for tax-deferred Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.



Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan,
2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted, provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information-sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and
8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.


5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.


QUALIFIED PLAN FEDERAL TAXATION SUMMARY


The above description of the federal income tax consequences of the different types of qualified plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.



Periodic distributions (e.g., annuities and installment payments) from a qualified plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.



Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a qualified plan (other than IRAs) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible qualified plan or IRA. Non periodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.



403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS


Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity Contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity Contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.



Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.



An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity Contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of
Section 403(b) that are available under an employer's Section 403(b) arrangement.



401 OR 403(b) PROGRAMS - LOAN PRIVILEGES


Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.

                              OTHER INFORMATION




MIXED AND SHARED FUNDING


The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable Annuity Contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable Annuity Contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.



VOTING OF SHARES OF THE FUNDS


AUL is the legal owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.


Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract by the total Accumulation Units of all Contracts on a particular date by times shares owned by AUL of that portfolio as of the same date Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.



Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.


Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.



Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account of the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.


AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS


AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.



RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.



PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS



American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of the IVA - AUL American Individual Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the IVA - AUL American Individual Unit Trust over another product or service. Ask your salesperson for more information.



LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.


Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.



FINANCIAL STATEMENTS


Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2013 are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:



Description                                                                                                  Page

GENERAL INFORMATION AND HISTORY...........................................................................      3
DISTRIBUTION OF CONTRACTS.................................................................................      3
CUSTODY OF ASSETS.........................................................................................      3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT................................................................      3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS............................................      4
403(b) Programs...........................................................................................      5
408 and 408A Programs.....................................................................................      6
Employee Benefit Plans....................................................................................      7
Tax Penalty for All Annuity Contracts.....................................................................      8
Withholding for Employee Benefit Plans and Tax-Deferred Annuities.........................................      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................................................      9
FINANCIAL STATEMENTS......................................................................................      9


A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.



AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable Annuities, please reference the Registration Statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.



The products described herein are not insured by the Federal Deposit Insurance Corporation ("FDIC"); are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                     AUL AMERICAN INDIVIDUAL UNIT TRUST


                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)


                             ONE AMERICAN SQUARE
                         INDIANAPOLIS, INDIANA 46282


                                 PROSPECTUS



                             Dated: May 1, 2013
--------------------------------------------------------------------------------

THIS PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.VARIABLE LIFE AND VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC. MEMBER OF FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL.


AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368

(C) 2013 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









7-13945     5/1/13

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

IVA -

AUL AMERICAN INDIVIDUAL UNIT TRUST
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (317) 285-4045



                                                                     MAY 1, 2013

                       STATEMENT OF ADDITIONAL INFORMATION
                                    May 1, 2013


                       AUL American Individual Unit Trust
                     Individual Variable Annuity Contracts

                                 Offered By

                    American United Life Insurance Company(R)
                             One American Square
                        Indianapolis, Indiana 46282
                               (800) 537-6442
                             www.oneamerica.com


   This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American
               Individual Unit Trust, dated May 1, 2013


    A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance
              Company(R) ("AUL") at the address listed above.

                             TABLE OF CONTENTS
-------------------------------------------------------------------------------
DESCRIPTION                                                                PAGE
-------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                               3
-------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS                                                     3
-------------------------------------------------------------------------------
CUSTODY OF ASSETS                                                             3
-------------------------------------------------------------------------------
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT                                    4
-------------------------------------------------------------------------------
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS             4
-------------------------------------------------------------------------------
     403(b) Programs                                                          5
-------------------------------------------------------------------------------
     408 and 408A Programs                                                    6
-------------------------------------------------------------------------------
     Employee Benefit Plans                                                   7
-------------------------------------------------------------------------------
     Tax Penalty for All Annuity Contracts                                    8
-------------------------------------------------------------------------------
     Withholding for Employee Benefit Plans and
     Tax-Deferred Annuities                                                   8
-------------------------------------------------------------------------------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  FINANCIAL STATEMENTS           9
-------------------------------------------------------------------------------

                    GENERAL INFORMATION AND HISTORY

   For a general description of AUL and AUL American Individual Unit Trust (the "Variable Account"), see the section entitled Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                      DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority. (FINRA).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                           CUSTODY OF ASSETS

   The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

   The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

   Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

   Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three (3) investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of
Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

           TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER
                      RETIREMENT PROGRAMS

   The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

   Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

   Generally, no taxes are imposed on the increases in the value of a Contract distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

   The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

   Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS

   Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $17,500 for 2013. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $5,500 is allowed.

   Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee's gross income in a given year. The
Section 415(c) limit is the lesser of (a) $50,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

   The limits described above do not apply to amounts "rolled over" from another Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and Contract Owner's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

   Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

   If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

   Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under
Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,500 per year and thereafter or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

     Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $50,000. Premiums paid through salary reduction are subject to additional annual limits.

  Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

   Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of
(a) $17,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

   Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

   If an Owner of a Contract issued in connection with an Employee Benefit
Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

   Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant's investment. The portion so excluded is determined at the time the payments commence by dividing the participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

   The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $51,000, or (b) 100 percent of a participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer's defined benefit plan is limited under
Section 415(b) of the Internal Revenue Code. The limits determined under

Section 415(b) and (c) of the Internal Revenue Code are further reduced for a participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

   Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.


   In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND
  TAX-DEFERRED ANNUITIES

   Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

   All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 pecent rate.

   Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2012 and 2011 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2012, December 31, 2011 and December 31, 2010, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2012 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

The financial statements of AUL American Individual Unit Trust as of December 31, 2012 are included in this Statement of Additional Information.









[PWC LOGO]

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Unit Trust
and the Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Unit Trust (the "Trust") at December 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 24, 2013

                       AUL American Individual Unit Trust
                  Alger Large Cap Growth I-2 Class - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     5,119,032    $     3,986,633           108,799
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (25,021)
                                                     ---------------
Net assets                                           $     5,094,011
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     5,094,011            371,524   $         13.71
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        63,129
Mortality & expense charges                                                                       (67,806)
                                                                                          ---------------
Net investment income (loss)                                                                       (4,677)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          170,854
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              278,696
                                                                                          ---------------
Net gain (loss)                                                                                   449,550
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       444,873
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (4,677)   $            (14,240)
Net realized gain (loss)                                                    170,854                  51,656
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        278,696                (109,459)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           444,873                 (72,043)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     97,660                  73,933
Cost of units redeemed                                                     (852,618)             (1,003,999)
Account charges                                                              (7,945)                 (9,048)
                                                               --------------------    --------------------
Increase (decrease)                                                        (762,903)               (939,114)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (318,030)             (1,011,157)
Net assets, beginning                                                     5,412,041               6,423,198
                                                               --------------------    --------------------
Net assets, ending                                             $          5,094,011    $          5,412,041
                                                               ====================    ====================

Units sold                                                                    9,132                   6,238
Units redeemed                                                              (65,868)                (78,205)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (56,736)                (71,967)
Units outstanding, beginning                                                428,260                 500,227
                                                               --------------------    --------------------
Units outstanding, ending                                                   371,524                 428,260
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         63,225,534
Cost of units redeemed/account charges                                                          (64,441,894)
Net investment income (loss)                                                                     15,583,054
Net realized gain (loss)                                                                        (10,405,082)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,132,399
                                                                                       --------------------
Net assets                                                                             $          5,094,011
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         13.71               372   $         5,094              1.25%              8.5%
12/31/2011                       12.64               428             5,412              1.25%             -1.6%
12/31/2010                       12.84               500             6,423              1.25%             12.0%
12/31/2009                       11.47               607             6,963              1.25%             45.7%
12/31/2008                        7.87               708             5,570              1.25%            -46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.2%
2011                               1.0%
2010                               0.7%
2009                               0.6%
2008                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                  Alger Small Cap Growth I-2 Class - 015544406

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       173,412    $       176,996             6,241
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (17)
                                                     ---------------
Net assets                                           $       173,395
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       173,395             20,041   $          8.65
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                        (2,573)
                                                                                          ---------------
Net investment income (loss)                                                                       (2,573)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            6,988
Realized gain distributions                                                                        41,437
Net change in unrealized appreciation (depreciation)                                              (24,357)
                                                                                          ---------------
Net gain (loss)                                                                                    24,068
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        21,495
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (2,573)   $             (3,107)
Net realized gain (loss)                                                      6,988                   5,046
Realized gain distributions                                                  41,437                      --
Net change in unrealized appreciation (depreciation)                        (24,357)                (12,653)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            21,495                 (10,714)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      4,437                  44,487
Cost of units redeemed                                                      (74,085)                (80,964)
Account charges                                                                (202)                   (196)
                                                               --------------------    --------------------
Increase (decrease)                                                         (69,850)                (36,673)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (48,355)                (47,387)
Net assets, beginning                                                       221,750                 269,137
                                                               --------------------    --------------------
Net assets, ending                                             $            173,395    $            221,750
                                                               ====================    ====================

Units sold                                                                      585                   6,049
Units redeemed                                                               (9,019)                (10,619)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (8,434)                 (4,570)
Units outstanding, beginning                                                 28,475                  33,045
                                                               --------------------    --------------------
Units outstanding, ending                                                    20,041                  28,475
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            828,828
Cost of units redeemed/account charges                                                             (723,096)
Net investment income (loss)                                                                        (25,992)
Net realized gain (loss)                                                                             50,746
Realized gain distributions                                                                          46,493
Net change in unrealized appreciation (depreciation)                                                 (3,584)
                                                                                       --------------------
Net assets                                                                             $            173,395
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.65                20   $           173              1.25%             11.1%
12/31/2011                        7.79                28               222              1.25%             -4.4%
12/31/2010                        8.14                33               269              1.25%             23.7%
12/31/2009                        6.58                42               274              1.25%             43.7%
12/31/2008                        4.58                44               201              1.25%            -47.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
         AllianceBernstein VPS International Growth A Class - 018792820

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF        MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $         3,146    $         2,869               183
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $         3,146
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $         3,146                820   $          3.84
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           128
Mortality & expense charges                                                                           (79)
                                                                                          ---------------
Net investment income (loss)                                                                           49
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              209
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  519
                                                                                          ---------------
Net gain (loss)                                                                                       728
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $           777
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 49    $                134
Net realized gain (loss)                                                        209                     604
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                            519                  (2,231)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                               777                  (1,493)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                      --
Cost of units redeemed                                                       (4,729)                 (3,997)
Account charges                                                                  --                      (3)
                                                               --------------------    --------------------
Increase (decrease)                                                          (4,729)                 (4,000)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (3,952)                 (5,493)
Net assets, beginning                                                         7,098                  12,591
                                                               --------------------    --------------------
Net assets, ending                                             $              3,146    $              7,098
                                                               ====================    ====================

Units sold                                                                       --                      --
Units redeemed                                                               (1,291)                 (1,001)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (1,291)                 (1,001)
Units outstanding, beginning                                                  2,111                   3,112
                                                               --------------------    --------------------
Units outstanding, ending                                                       820                   2,111
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             48,892
Cost of units redeemed/account charges                                                              (49,724)
Net investment income (loss)                                                                            386
Net realized gain (loss)                                                                              3,315
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    277
                                                                                       --------------------
Net assets                                                                             $              3,146
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          3.84                 1   $             3              1.25%             14.1%
12/31/2011                        3.36                 2                 7              1.25%            -16.9%
12/31/2010                        4.05                 3                13              1.25%             11.5%
12/31/2009                        3.63                 7                25              1.25%             37.8%
12/31/2008                        2.63                 0                 0              1.25%            -47.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.5%
2011                               2.4%
2010                               1.6%
2009                               1.7%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          AllianceBernstein VPS International Value A Class - 018792556

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF        MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        22,042    $        24,729             1,700
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (2)
                                                     ---------------
Net assets                                           $        22,040
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        22,040              7,395   $          2.98
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           352
Mortality & expense charges                                                                          (296)
                                                                                          ---------------
Net investment income (loss)                                                                           56
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,072)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,759
                                                                                          ---------------
Net gain (loss)                                                                                     2,687
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         2,743
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 56    $                779
Net realized gain (loss)                                                     (1,072)                    616
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          3,759                  (7,030)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             2,743                  (5,635)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                   9,903
Cost of units redeemed                                                       (4,606)                (15,116)
Account charges                                                                  (9)                    (17)
                                                               --------------------    --------------------
Increase (decrease)                                                          (4,615)                 (5,230)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (1,872)                (10,865)
Net assets, beginning                                                        23,912                  34,777
                                                               --------------------    --------------------
Net assets, ending                                             $             22,040    $             23,912
                                                               ====================    ====================

Units sold                                                                       --                   2,951
Units redeemed                                                               (1,680)                 (4,401)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (1,680)                 (1,450)
Units outstanding, beginning                                                  9,075                  10,525
                                                               --------------------    --------------------
Units outstanding, ending                                                     7,395                   9,075
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             79,506
Cost of units redeemed/account charges                                                              (55,868)
Net investment income (loss)                                                                          1,816
Net realized gain (loss)                                                                               (727)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (2,687)
                                                                                       --------------------
Net assets                                                                             $             22,040
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          2.98                 7   $            22              1.25%             13.1%
12/31/2011                        2.64                 9                24              1.25%            -20.3%
12/31/2010                        3.30                11                35              1.25%              3.3%
12/31/2009                        3.20                14                46              1.25%             33.0%
12/31/2008                        2.41                 2                 5              1.25%            -51.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.5%
2011                               4.0%
2010                               3.0%
2009                               2.1%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          AllianceBernstein VPS Small/Mid Cap Value A Class - 018792531

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------

Investments                                          $       151,870    $       143,295             8,593
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (15)
                                                     ---------------
Net assets                                           $       151,855
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       151,855             25,509   $          5.95
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           797
Mortality & expense charges                                                                        (1,764)
                                                                                          ---------------
Net investment income (loss)                                                                         (967)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              547
Realized gain distributions                                                                         4,649
Net change in unrealized appreciation (depreciation)                                               16,311
                                                                                          ---------------
Net gain (loss)                                                                                    21,507
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        20,540
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (967)   $               (847)
Net realized gain (loss)                                                        547                   2,307
Realized gain distributions                                                   4,649                      --
Net change in unrealized appreciation (depreciation)                         16,311                 (12,611)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            20,540                 (11,151)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     53,005                 124,275
Cost of units redeemed                                                      (54,364)                (19,607)
Account charges                                                                 (12)                    (12)
                                                               --------------------    --------------------
Increase (decrease)                                                          (1,371)                104,656
                                                               --------------------    --------------------
Net increase (decrease)                                                      19,169                  93,505
Net assets, beginning                                                       132,686                  39,181
                                                               --------------------    --------------------
Net assets, ending                                             $            151,855    $            132,686
                                                               ====================    ====================

Units sold                                                                    9,129                  22,629
Units redeemed                                                               (9,758)                 (3,474)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (629)                 19,155
Units outstanding, beginning                                                 26,138                   6,983
                                                               --------------------    --------------------
Units outstanding, ending                                                    25,509                  26,138
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            293,374
Cost of units redeemed/account charges                                                             (161,301)
Net investment income (loss)                                                                         (2,225)
Net realized gain (loss)                                                                              8,428
Realized gain distributions                                                                           5,004
Net change in unrealized appreciation (depreciation)                                                  8,575
                                                                                       --------------------
Net assets                                                                             $            151,855
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.95                26   $           152              1.25%             17.3%
12/31/2011                        5.08                26               133              1.25%             -9.5%
12/31/2010                        5.61                 7                39              1.25%             25.3%
12/31/2009                        4.48                11                49              1.25%             41.1%
12/31/2008                        3.17                 1                 3              1.25%            -36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.6%
2011                               0.5%
2010                               0.9%
2009                               0.3%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          American Century VP Capital Appreciation I Class - 024936304

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       407,985    $       381,542            28,056
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (45)
                                                     ---------------
Net assets                                           $       407,940
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       407,940             29,747   $         13.71
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                        (5,203)
                                                                                          ---------------
Net investment income (loss)                                                                       (5,203)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,617
Realized gain distributions                                                                        23,040
Net change in unrealized appreciation (depreciation)                                               36,570
                                                                                          ---------------
Net gain (loss)                                                                                    62,227
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        57,024
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (5,203)   $             (5,705)
Net realized gain (loss)                                                      2,617                      43
Realized gain distributions                                                  23,040                      --
Net change in unrealized appreciation (depreciation)                         36,570                 (27,739)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            57,024                 (33,401)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      5,202                   1,455
Cost of units redeemed                                                      (59,870)                (39,728)
Account charges                                                                (538)                   (626)
                                                               --------------------    --------------------
Increase (decrease)                                                         (55,206)                (38,899)
                                                               --------------------    --------------------
Net increase (decrease)                                                       1,818                 (72,300)
Net assets, beginning                                                       406,122                 478,422
                                                               --------------------    --------------------
Net assets, ending                                             $            407,940    $            406,122
                                                               ====================    ====================

Units sold                                                                      397                     111
Units redeemed                                                               (4,576)                 (3,087)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (4,179)                 (2,976)
Units outstanding, beginning                                                 33.926                  36,902
                                                               --------------------    --------------------
Units outstanding, ending                                                    29,747                  33,926
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,334,835
Cost of units redeemed/account charges                                                           (6,493,966)
Net investment income (loss)                                                                        672,755
Net realized gain (loss)                                                                           (253,085)
Realized gain distributions                                                                         120,958
Net change in unrealized appreciation (depreciation)                                                 26,443
                                                                                       --------------------
Net assets                                                                             $            407,940
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         13.71                30   $           408              1.25%             14.6%
12/31/2011                       11.97                34               406              1.25%             -7.7%
12/31/2010                       12.96                37               478              1.25%             29.7%
12/31/2009                       10.00                51               515              1.25%             35.4%
12/31/2008                        7.39                87               646              1.25%            -46.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.7%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
             American Century VP Income & Growth I Class - 024936601

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       142,816    $       138,365            20,696
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (9)
                                                     ---------------
Net assets                                           $       142,807
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       142,807             23,729   $          6.02
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         2,924
Mortality & expense charges                                                                        (1,716)
                                                                                          ---------------
Net investment income (loss)                                                                        1,208
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (10)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               15,516
                                                                                          ---------------
Net gain (loss)                                                                                    15,506
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        16,714
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              1,208    $                378
Net realized gain (loss)                                                        (10)                (12,319)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         15,516                  15,166
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            16,714                   3.225
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     11,318                     289
Cost of units redeemed                                                       (6,253)                (24,750)
Account charges                                                                (151)                   (143)
                                                               --------------------    --------------------
Increase (decrease)                                                           4,914                 (24,604)
                                                               --------------------    --------------------
Net increase (decrease)                                                      21,628                 (21,379)
Net assets, beginning                                                       121,179                 142,558
                                                               --------------------    --------------------
Net assets, ending                                             $            142,807    $            121,179
                                                               ====================    ====================

Units sold                                                                    1,999                      57
Units redeemed                                                               (1,087)                 (4,574)
                                                               --------------------    --------------------
Net increase (decrease)                                                         912                  (4,517)
Units outstanding, beginning                                                 22,817                  27,334
                                                               --------------------    --------------------
Units outstanding, ending                                                    23,729                  22,817
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $       788,079
Cost of units redeemed/account charges                                                           (638,853)
Net investment income (loss)                                                                       17,095
Net realized gain (loss)                                                                          (73,828)
Realized gain distributions                                                                        45,863
Net change in unrealized appreciation (depreciation)                                                4,451
                                                                                          ---------------
Net assets                                                                                $       142,807
                                                                                          ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.02                24   $           143              1.25%             13.3%
12/31/2011                        5.31                23               121              1.25%              1.8%
12/31/2010                        5.22                27               143              1.25%             12.7%
12/31/2009                        4.63                49               225              1.25%             16.6%
12/31/2008                        3.97                59               236              1.25%            -35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.2%
2011                               1.5%
2010                               1.4%
2009                               4.7%
2008                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          American Century VP International Investor Class - 024936205

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     1,593,458    $     1,617,570           178,419
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (173)
                                                     ---------------
Net assets                                           $     1,593,285
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     1,593,285            138,972   $         11.46
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        13,413
Mortality & expense charges                                                                       (19,163)
                                                                                          ---------------
Net investment income (loss)                                                                       (5,750)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (35,372)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              308,450
                                                                                          ---------------
Net gain (loss)                                                                                   273,078
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       267,328
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (5,750)   $              3,484
Net realized gain (loss)                                                    (35,372)                 57,820
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        308,450                (283,144)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           267,328                (221,840)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     69,492                  86,266
Cost of units redeemed                                                     (244,903)               (383,319)
Account charges                                                              (1,630)                 (1,909)
                                                               --------------------    --------------------
Increase (decrease)                                                        (177,041)               (298,962)
                                                               --------------------    --------------------
Net increase (decrease)                                                      90,287                (520,802)
Net assets, beginning                                                     1,502,998               2,023,800
                                                               --------------------    --------------------
Net assets, ending                                             $          1,593,285    $          1,502,998
                                                               ====================    ====================

Units sold                                                                    6,435                   8,153
Units redeemed                                                              (24,325)                (34,768)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (17,890)                (26,615)
Units outstanding, beginning                                                156,862                 183,477
                                                               --------------------    --------------------
Units outstanding, ending                                                   138,972                 156,862
                                                               ====================    ====================

                                               CUMULATIVE NET ASSETS
                                                 December 31, 2012

Proceeds from units sold                                                               $         16,919,769
Cost of units redeemed/account charges                                                          (15,133,989)
Net investment income (loss)                                                                        677,819
Net realized gain (loss)                                                                         (1,175,776)
Realized gain distributions                                                                         329,574
Net change in unrealized appreciation (depreciation)                                                (24,112)
                                                                                       --------------------
Net assets                                                                             $          1,593,285
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/10/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         11.46               139   $         1,593              1.25%             19.7%
12/31/2011                        9.58               157             1,503              1.25%            -13.1%
12/31/2010                       11.03               183             2,024              1.25%             11.9%
12/31/2009                        9.86               230             2,269              1.25%             32.1%
12/31/2008                        7.46               264             1,970              1.25%            -45.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.9%
2011                               1.5%
2010                               2.3%
2009                               1.9%
2008                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
               American Century VP Mid Cap Value Fund - 024936734

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $         7,915    $         7,899               542
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $         7,915
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $         7,915                918   $          8.62
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           146
Mortality & expense charges                                                                           (98)
                                                                                          ---------------
Net investment income (loss)                                                                           48
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (54)
Realized gain distributions                                                                           432
Net change in unrealized appreciation (depreciation)                                                  631
                                                                                          ---------------
Net gain (loss)                                                                                     1,009
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         1,057
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 48    $                  6
Net realized gain (loss)                                                        (54)                    (39)
Realized gain distributions                                                     432                     220
Net change in unrealized appreciation (depreciation)                            631                    (615)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             1,057                    (428)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                   8,598
Cost of units redeemed                                                         (639)                   (653)
Account charges                                                                 (10)                    (10)
                                                               --------------------    --------------------
Increase (decrease)                                                            (649)                  7,935
                                                               --------------------    --------------------
Net increase (decrease)                                                         408                   7,507
Net assets, beginning                                                         7,507                      --
                                                               --------------------    --------------------
Net assets, ending                                             $              7,915    $              7,507
                                                               ====================    ====================

Units sold                                                                       --                   1,086
Units redeemed                                                                  (81)                    (87)
                                                               --------------------    --------------------
Net increase (decrease)                                                         (81)                    999
Units outstanding, beginning                                                    999                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                       918                     999
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             20,471
Cost of units redeemed/account charges                                                              (14,899)
Net investment income (loss)                                                                             75
Net realized gain (loss)                                                                              1,600
Realized gain distributions                                                                             652
Net change in unrealized appreciation (depreciation)                                                     16
                                                                                       --------------------
Net assets                                                                             $              7,915
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.62                 1   $             8              1.25%             14.8%
12/31/2011                        7.51                 1                 8              1.25%             -2.1%
12/31/2010                        7.67                 0                 0              1.25%             17.5%
12/31/2009                        6.53                 2                13              1.25%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.9%
2011                               2.5%
2010                               0.0%
2009                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                  American Century VP Ultra I Class - 024936882

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        18,272    $        16,946             1,691
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (1)
                                                     ---------------
Net assets                                           $        18,271
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        18,271              2,949   $          6.20
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                          (224)
                                                                                          ---------------
Net investment income (loss)                                                                         (224)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               10
Realized gain distributions                                                                            --
Net change in unrealized appreciations (depreciation)                                               2,237
                                                                                          ---------------
Net gain (loss)                                                                                     2,247
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         2,023
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (224)   $               (192)
Net realized gain (loss)                                                         10                      (9)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          2,237                    (113)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operation                              2,023                    (314)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         90                   7,328
Cost of units redeemed                                                           --                      --
Account charges                                                                  (7)                     (6)
                                                               --------------------    --------------------
Increase (decrease)                                                              83                   7,322
                                                               --------------------    --------------------
Net increase (decrease)                                                       2,106                   7,008
Net assets, beginning                                                        16,165                   9,157
                                                               --------------------    --------------------
Net assets, ending                                             $             18,271    $             16,165
                                                               ====================    ====================

Units sold                                                                       15                   1,276
Units redeemed                                                                   (1)                     (1)
                                                               --------------------    --------------------
Net increase (decrease)                                                          14                   1,275
Units outstanding, beginning                                                  2,935                   1,660
                                                               --------------------    --------------------
Units outstanding, ending                                      $              2,949    $              2,935
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $        18,501
Cost of units redeemed/account charges                                                             (1,993)
Net investment income (loss)                                                                         (727)
Net realized gain (loss)                                                                             (302)
Realized gain distributions                                                                         1,466
Net change in unrealized appreciation (depreciation)                                                1,326
                                                                                          ---------------
Net assets                                                                                $        18,271
                                                                                          ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.20                 3   $            18              1.25%             12.5%
12/31/2011                        5.51                 3                16              1.25%             -0.2%
12/31/2010                        5.52                 2                 9              1.25%             14.6%
12/31/2009                        4.81                 2                 8              1.25%             32.8%
12/31/2008                        3.62                 2                 6              1.25%            -42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.5%
2009                               0.3%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                  American Century VP Vista I Class - 024936874

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        25,454    $        21,965             1,462
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (2)
                                                     ---------------
Net assets                                           $        25,452
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        25,452              3,840   $          6.63
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                          (309)
                                                                                          ---------------
Net investment income (loss)                                                                         (309)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              453
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,175
                                                                                          ---------------
Net gain (loss)                                                                                     3,628
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         3,319
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (309)   $               (392)
Net realized gain (loss)                                                        453                  (2,938)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          3,175                     662
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             3,319                  (2,668)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      2,131                   2,200
Cost of units redeemed                                                       (5,137)                (11,822)
Account charges                                                                 (62)                    (77)
                                                               --------------------    --------------------
Increase (decrease)                                                          (3,068)                 (9,699)
                                                               --------------------    --------------------
Net increase (decrease)                                                         251                 (12,367)
Net assets, beginning                                                        25,201                  37,568
                                                               --------------------    --------------------
Net assets, ending                                             $             25,452    $             25,201
                                                               ====================    ====================

Units sold                                                                      329                     346
Units redeemed                                                                 (830)                 (1,892)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (501)                 (1,546)
Units outstanding, beginning                                                  4,341                   5,887
                                                               --------------------    --------------------
Units outstanding, ending                                                     3,840                   4,341
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $       309,303
Cost of units redeemed/account charges                                                           (266,624)
Net investment income (loss)                                                                       (5,169)
Net realized gain (loss)                                                                          (22,203)
Realized gain distributions                                                                         6,656
Net change in unrealized appreciation (depreciation)                                                3,489
                                                                                          ---------------
Net assets                                                                                $        25,452
                                                                                          ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.63                 4   $            25              1.25%             14.2%
12/31/2011                        5.80                 4                25              1.25%             -9.0%
12/31/2010                        6.38                 6                38              1.25%             22.3%
12/31/2009                        5.22                 7                35              1.25%             20.9%
12/31/2008                        4.31                10                42              1.25%            -49.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                Calvert VP SRI Mid Cap Growth A Class - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       975,344    $       901,388            29,860
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (95)
                                                     ---------------
Net assets                                           $       975,249
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       975,249             67,614   $         14.42
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                       (12,606)
                                                                                          ---------------
Net investment income (loss)                                                                      (12,606)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           26,083
Realized gain distributions                                                                       111,130
Net change in unrealized appreciation (depreciation)                                               16,428
                                                                                          ---------------
Net gain (loss)                                                                                   153,641
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       141,035
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (12,606)   $            (13,126)
Net realized gain (loss)                                                     26,083                 106,340
Realized gain distributions                                                 111,130                  59,892
Net change in unrealized appreciation (depreciation)                         16,428                (182,415)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           141,035                 (29,309)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     16,125                 374,237
Cost of units redeemed                                                     (151,097)               (294,465)
Account charges                                                              (1,289)                 (1,413)
                                                               --------------------    --------------------
Increase (decrease)                                                        (136,261)                 78,359
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,774                  49,050
Net assets, beginning                                                       970,475                 921,425
                                                               --------------------    --------------------
Net assets, ending                                             $            975,249    $            970,475
                                                               ====================    ====================

Units sold                                                                    1,388                  26,268
Units redeemed                                                              (11,350)                (23,128)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (9,962)                  3,140
Units outstanding, beginning                                                 77,576                  74,436
                                                               --------------------    --------------------
Units outstanding, ending                                                    67,614                  77,576
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $     7,494,200
Cost of units redeemed/account charges                                                         (7,538,125)
Net investment income (loss)                                                                    1,090,824
Net realized gain (loss)                                                                         (328,781)
Realized gain distributions                                                                       183,175
Net change in unrealized appreciation (depreciation)                                               73,956
                                                                                          ---------------
Net assets                                                                                $       975,249
                                                                                          ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         14.42                68   $           975              1.25%             15.3%
12/31/2011                       12.51                78               970              1.25%              1.1%
12/31/2010                       12.38                74               921              1.25%             29.8%
12/31/2009                        9.53                85               814              1.25%             30.4%
12/31/2008                        7.31                97               706              1.25%            -38.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
         Columbia Variable Portfolio Small Cap Value 1 Class - 19765R303

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        37,861    $        40,164             2,456
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (3)
                                                     ---------------
Net assets                                           $        37,858
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        37,858              6,469   $          5.85
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           163
Mortality & expense charges                                                                          (459)
                                                                                          ---------------
Net investment income (loss)                                                                         (296)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (315)
Realized gain distributions                                                                         1,691
Net change in unrealized appreciation (depreciation)                                                2,316
                                                                                          ---------------
Net gain (loss)                                                                                     3,692
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         3,396
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (296)   $               (174)
Net realized gain (loss)                                                       (315)                  9,995
Realized gain distributions                                                   1,691                   3,610
Net change in unrealized appreciation (depreciation)                          2,316                 (14,852)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             3,396                  (1,421)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      1,827                  19,813
Cost of units redeemed                                                       (2,136)                (32,139)
Account charges                                                                 (16)                    (15)
                                                               --------------------    --------------------
Increase (decrease)                                                            (325)                (12,341)
                                                               --------------------    --------------------
Net increase (decrease)                                                       3,071                 (13,762)
Net assets, beginning                                                        34,787                  48,549
                                                               --------------------    --------------------
Net assets, ending                                             $             37,858    $             34,787
                                                               ====================    ====================

Units sold                                                                      320                   3,468
Units redeemed                                                                 (390)                 (5,405)
                                                               --------------------    --------------------
Net increase (decrease)                                                         (70)                 (1,937)
Units outstanding, beginning                                                  6,539                   8,476
                                                               --------------------    --------------------
Units outstanding, ending                                                     6,469                   6,539
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             77,226
Cost of units redeemed/account charges                                                              (55,290)
Net investment income (loss)                                                                           (401)
Net realized gain (loss)                                                                             13,283
Realized gain distributions                                                                           5,343
Net change in unrealized appreciation (depreciation)                                                 (2,303)
                                                                                       --------------------
Net assets                                                                             $             37,858
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.85                 6   $            38              1.25%             10.0%
12/31/2011                        5.32                 7                35              1.25%             -7.1%
12/31/2010                        5.73                 8                49              1.25%             25.2%
12/31/2009                        4.58                 6                26              1.25%             23.6%
12/31/2008                        3.70                 1                 3              1.25%            -26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.4%
2011                               0.8%
2010                               1.3%
2009                               1.9%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
   Columbia Variable Portfolio-Short Duration US Govt Fund 1 Class - 19766E541

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        36,173    $        35,624             3,448
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (3)
                                                     ---------------
Net assets                                           $        36,170
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        36,170              7,195   $          5.03
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           395
Mortality & expense charges                                                                          (452)
                                                                                          ---------------
Net investment income (loss)                                                                          (57)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                6
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  203
                                                                                          ---------------
Net gain (loss)                                                                                       209
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $           152
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (57)   $               (302)
Net realized gain (loss)                                                          6                       2
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                            203                     346
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                               152                      46
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                  36,069
Cost of units redeemed                                                          (96)                     --
Account charges                                                                  (1)                     --
                                                               --------------------    --------------------
Increase (decrease)                                                             (97)                 36,069
                                                               --------------------    --------------------
Net increase (decrease)                                                          55                  36,115
Net assets, beginning                                                        36,115                      --
                                                               --------------------    --------------------
Net assets, ending                                             $             36,170    $             36,115
                                                               ====================    ====================

Units sold                                                                       --                   7,214
Units redeemed                                                                  (19)                     --
                                                               --------------------    --------------------
Net increase (decrease)                                                         (19)                  7,214
Units outstanding, beginning                                                  7,214                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                     7,195                   7,214
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             36,069
Cost of units redeemed/account charges                                                                  (97)
Net investment income (loss)                                                                           (359)
Net realized gain (loss)                                                                                  8
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    549
                                                                                       --------------------
Net assets                                                                             $             36,170
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.03                 7   $            36              1.25%              0.4%
12/31/2011                        5.01                 7                36              1.25%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.1%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
    Dreyfus Investment Portfolio Technology Growth Service Class - 26202A710

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        83,322    $        77,074             6,194
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (8)
                                                     ---------------
Net assets                                           $        83,314
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        83,314             10,545   $          7.90
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                          (874)
                                                                                          ---------------
Net investment income (loss)                                                                         (874)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              504
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                7,575
                                                                                          ---------------
Net gain (loss)                                                                                     8,079
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         7,205
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (874)   $             (1,992)
Net realized gain (loss)                                                        504                  94,229
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          7,575                 (78,415)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             7,205                  13,822
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     26,733                  46,429
Cost of units redeemed                                                       (4,400)               (360,595)
Account charges                                                                 (80)                    (57)
                                                               --------------------    --------------------
Increase (decrease)                                                          22,253                (314,223)
                                                               --------------------    --------------------
Net increase (decrease)                                                      29,458                (300,401)
Net assets, beginning                                                        53,856                 354,257
                                                               --------------------    --------------------
Net assets, ending                                             $             83,314    $             53,856
                                                               ====================    ====================

Units sold                                                                    3,351                   6,227
Units redeemed                                                                 (571)                (44,849)
                                                               --------------------    --------------------
Net increase (decrease)                                                       2,780                 (38,622)
Units outstanding, beginning                                                  7,765                  46,387
                                                               --------------------    --------------------
Units outstanding, ending                                                    10,545                   7,765
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,057,851
Cost of units redeemed/account charges                                                           (1,189,374)
Net investment income (loss)                                                                        (10,015)
Net realized gain (loss)                                                                            218,604
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  6,248
                                                                                       --------------------
Net assets                                                                             $             83,314
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.90                11   $            83              1.25%             13.9%
12/31/2011                        6.94                 8                54              1.25%             -9.2%
12/31/2010                        7.64                46               354              1.25%             28.0%
12/31/2009                        5.96                63               374              1.25%             55.1%
12/31/2008                        3.84                 7                27              1.25%            -42.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
    Dreyfus IP Small Cap Stock Investment Portfolio Service Class - 26202A686

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $         2,959    $         2,887               218
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $         2,959
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $         2,959                329   $          8.99
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           167
Mortality & expense charges                                                                          (252)
                                                                                          ---------------
Net investment income (loss)                                                                          (85)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              616
Realized gain distributions                                                                         1,302
Net change in unrealized appreciation (depreciation)                                                  (97)
                                                                                          ---------------
Net gain (loss)                                                                                     1,821
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         1,736
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (85)   $                 (7)
Net realized gain (loss)                                                        616                       3
Realized gain distributions                                                   1,302                       2
Net change in unrealized appreciation (depreciation)                            (97)                     (6)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             1,736                      (8)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     35,175                      --
Cost of units redeemed                                                      (35,097)                     --
Account charges                                                                  (7)                     (4)
                                                               --------------------    --------------------
Increase (decrease)                                                              71                      (4)
                                                               --------------------    --------------------
Net increase (decrease)                                                       1,807                     (12)
Net assets, beginning                                                         1,152                   1,164
                                                               --------------------    --------------------
Net assets, ending                                             $              2,959    $              1,152
                                                               ====================    ====================

Units sold                                                                    4,323                      --
Units redeemed                                                               (4,141)                     --
                                                               --------------------    --------------------
Net increase (decrease)                                                         182                      --
Units outstanding, beginning                                                    147                     147
                                                               --------------------    --------------------
Units outstanding, ending                                                       329                     147
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             46,429
Cost of units redeemed/account charges                                                              (45,907)
Net investment income (loss)                                                                           (131)
Net realized gain (loss)                                                                              1,192
Realized gain distributions                                                                           1,304
Net change in unrealized appreciation (depreciation)                                                     72
                                                                                       --------------------
Net assets                                                                             $              2,959
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.99                 0   $             3              1.25%             14.3%
12/31/2011                        7.86                 0                 1              1.25%             -0.7%
12/31/2010                        7.92                 0                 1              1.25%             24.3%
12/31/2009                        6.37                 2                11              1.25%             27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               8.1%
2011                               0.6%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
       Dreyfus Variable Investment Appreciation Service Class - 261976831

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       102,532    $       103,152             2,547
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (10)
                                                     ---------------
Net assets                                           $       102,522
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       102,522             14,642   $          7.00
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         4,291
Mortality & expense charges                                                                        (1,446)
                                                                                          ---------------
Net investment income (loss)                                                                        2,845
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,400
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (2,949)
                                                                                          ---------------
Net gain (loss)                                                                                     6,451
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         9,296
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              2,845    $               (237)
Net realized gain (loss)                                                      9,400                     (25)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         (2,949)                  2,575
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             9,296                   2,313
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                    131,894                  91,314
Cost of units redeemed                                                     (136,358)                     --
Account charges                                                                 (24)                    (13)
                                                               --------------------    --------------------
Increase (decrease)                                                          (4,488)                (91,301)
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,808                  93,614
Net assets, beginning                                                        97,714                   4,100
                                                               --------------------    --------------------
Net assets, ending                                             $            102,522    $             97,714
                                                               ====================    ====================

Units sold                                                                   19,195                  14,496
Units redeemed                                                              (19,731)                     (2)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (536)                 14,494
Units outstanding, beginning                                                 15,178                     684
                                                               --------------------    --------------------
Units outstanding, ending                                                    14,642                  15,178
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            232,310
Cost of units redeemed/account charges                                                             (142,171)
Net investment income (loss)                                                                          2,684
Net realized gain (loss)                                                                              9,880
Realized gain distributions                                                                             439
Net change in unrealized appreciation (depreciation)                                                   (620)
                                                                                       --------------------
Net assets                                                                             $            102,522
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.00                15   $           103              1.25%              8.8%
12/31/2011                        6.44                15                98              1.25%              7.4%
12/31/2010                        5.99                 1                 4              1.25%             13.6%
12/31/2009                        5.28                 1                 4              1.25%             20.7%
12/31/2008                        4.37                 1                 3              1.25%            -30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               4.3%
2011                               0.1%
2010                               1.8%
2009                               2.2%
2008                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
         Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     3,316,072    $     3,125,991           218,575
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (288)
                                                     ---------------
Net assets                                           $     3,315,784
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     3,315,784            264,524   $         12.53
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        51,160
Mortality & expense charges                                                                       (44,104)
                                                                                          ---------------
Net investment income (loss)                                                                        7,056
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           27,189
Realized gain distributions                                                                        24,496
Net change in unrealized appreciation (depreciation)                                              309,436
                                                                                          ---------------
Net gain (loss)                                                                                   361,121
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       368,177
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              7,056    $             23,918
Net realized gain (loss)                                                     27,189                 113,633
Realized gain distributions                                                  24,496                  17,763
Net change in unrealized appreciation (depreciation)                        309,436                (286,541)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           368,177                (131,227)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     45,293                  45,647
Cost of units redeemed                                                     (581,892)               (588,734)
Account charges                                                              (3,105)                 (3,538)
                                                               --------------------    --------------------
Increase (decrease)                                                        (539,704)               (546,625)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (171,527)               (677,852)
Net assets, beginning                                                     3,487,311               4,165,163
                                                               --------------------    --------------------
Net assets, ending                                             $          3,315,784    $          3,487,311
                                                               ====================    ====================

Units sold                                                                    3,778                   3,928
Units redeemed                                                              (48,292)                (50,089)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (44,514)                (46,161)
Units outstanding, beginning                                                309,038                 355,199
                                                               --------------------    --------------------
Units outstanding, ending                                                   264,524                 309,038
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         32,601,287
Cost of units redeemed/account charges                                                          (35,607,280)
Net investment income (loss)                                                                      8,362,100
Net realized gain (loss)                                                                         (3,127,256)
Realized gain distributions                                                                         896,852
Net change in unrealized appreciation (depreciation)                                                190,081
                                                                                       --------------------
Net assets                                                                             $          3,315,784
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         12.53               265   $         3,316              1.25%             11.1%
12/31/2011                       11.28               309             3,487              1.25%             -3.8%
12/31/2010                       11.73               355             4,165              1.25%             12.8%
12/31/2009                       10.39               409             4,254              1.25%             27.5%
12/31/2008                        8.15               494             4,028              1.25%            -29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.5%
2011                               1.9%
2010                               1.6%
2009                               2.2%
2008                               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
              Fidelity VIP Equity Income Initial Class - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     2,566,871    $     2,932,312           128,715
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (278)
                                                     ---------------
Net assets                                           $     2,566,593
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     2,566,593            186,842   $         13.74
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        78,704
Mortality & expense charges                                                                       (32,697)
                                                                                          ---------------
Net investment income (loss)                                                                       46,007
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (71,612)
Realized gain distributions                                                                       164,681
Net change in unrealized appreciation (depreciation)                                              242,836
                                                                                          ---------------
Net gain (loss)                                                                                   335,905
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       381,912
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             46,007    $             32,462
Net realized gain (loss)                                                    (71,612)                (83,643)
Realized gain distributions                                                 164,681                      --
Net change in unrealized appreciation (depreciation)                        242,836                  47,637
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           381,912                  (3,544)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     21,458                  23,360
Cost of units redeemed                                                     (396,965)               (356,133)
Account charges                                                              (2,315)                 (2,693)
                                                               --------------------    --------------------
Increase (decrease)                                                        (377,822)               (335,466)
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,090                (339,010)
Net assets, beginning                                                     2,562,503               2,901,513
                                                               --------------------    --------------------
Net assets, ending                                             $          2,566,593    $          2,562,503
                                                               ====================    ====================

Units sold                                                                    1,649                   1,947
Units redeemed                                                              (30,914)                (29,852)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (29,265)                (27,905)
Units outstanding, beginning                                                216,107                 244,012
                                                               --------------------    --------------------
Units outstanding, ending                                                   186,842                 216,107
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         23,965,155
Cost of units redeemed/account charges                                                          (26,927,433)
Net investment income (loss)                                                                      3,809,886
Net realized gain (loss)                                                                           (136,418)
Realized gain distributions                                                                       2,220,844
Net change in unrealized appreciation (depreciation)                                               (365,441)
                                                                                       --------------------
Net assets                                                                             $          2,566,593
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         13.74               187   $         2,567              1.25%             15.8%
12/31/2011                       11.86               216             2,563              1.25%             -0.3%
12/31/2010                       11.89               244             2,902              1.25%             13.7%
12/31/2009                       10.46               286             2,989              1.25%             28.6%
12/31/2008                        8.13               358             2,914              1.25%            -43.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               3.1%
2011                               2.4%
2010                               1.7%
2009                               2.0%
2008                               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          Fidelity VIP Freedom 2005 Portfolio Initial Class - 922174651

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $            12    $            12                 1
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $            12
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $            12                  2   $          6.61
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend                                                                                  $            --
Mortality & expense charges                                                                            --
                                                                                          ---------------
Net investment income (loss)                                                                           --
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss                                                                                --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                          ---------------
Net gain (loss)                                                                                        --
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $            --
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 --    $                 --
Net realized gain (loss)                                                         --                      --
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                             --                      (1)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                                --                      (1)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                          1                      --
Cost of units redeemed                                                           --                      --
Account charges                                                                  --                      --
                                                               --------------------    --------------------
Increase (decrease)                                                               1                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                           1                      (1)
Net assets, beginning                                                            11                      12
                                                               --------------------    --------------------
Net assets, ending                                             $                 12    $                 11
                                                               ====================    ====================

Units sold                                                                       --                      --
Units redeemed                                                                   --                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                          --                      --
Units outstanding, beginning                                                      2                       2
                                                               --------------------    --------------------
Units outstanding, ending                                                         2                       2
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             13,391
Cost of units redeemed/account charges                                                              (13,711)
Net investment income (loss)                                                                            370
Net realized gain (loss)                                                                               (867)
Realized gain distributions                                                                             829
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 12
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.61                 0   $             0              1.25%              8.2%
12/31/2011                        6.11                 0                 0              1.25%             -1.1%
12/31/2010                        6.17                 0                 0              1.25%             10.0%
12/31/2009                        5.61                 0                 1              1.25%             21.5%
12/31/2008                        4.62                 1                 3              1.25%            -24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               1.6%
2008                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          Fidelity VIP Freedom 2010 Portfolio Initial Class - 922174628

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        15,499    $        14,458             1,390
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (1)
                                                     ---------------
Net assets                                           $        15,498
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        15,498              2,275   $          6.81
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           286
Mortality & expense charges                                                                          (187)
                                                                                          ---------------
Net investment income (loss)                                                                           99
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               15
Realized gain distributions                                                                           212
Net change in unrealized appreciation (depreciation)                                                1,134
                                                                                          ---------------
Net gain (loss)                                                                                     1,361
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         1,460
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 99    $                128
Net realized gain (loss)                                                         15                      52
Realized gain distributions                                                     212                      73
Net change in unrealized appreciation (depreciation)                          1,134                    (639)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             1,460                    (386)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                  11,405
Cost of units redeemed                                                           --                      --
Account charges                                                                 (35)                    (36)
                                                               --------------------    --------------------
Increase (decrease)                                                             (35)                 11,369
                                                               --------------------    --------------------
Net increase (decrease)                                                       1,425                  10,983
Net assets, beginning                                                        14,073                   3,090
                                                               --------------------    --------------------
Net assets, ending                                             $             15,498    $             14,073
                                                               ====================    ====================

Units sold                                                                       --                   1,791
Units redeemed                                                                   (5)                     (5)
                                                               --------------------    --------------------
Net increase (decrease)                                                          (5)                  1,786
Units outstanding, beginning                                                  2,280                     494
                                                               --------------------    --------------------
Units outstanding, ending                                                     2,275                   2,280
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             51,500
Cost of units redeemed/account charges                                                              (32,920)
Net investment income (loss)                                                                          1,864
Net realized gain (loss)                                                                             (8,663)
Realized gain distributions                                                                           2,676
Net change in unrealized appreciation (depreciation)                                                  1,041
                                                                                       --------------------
Net assets                                                                             $             15,498
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.81                 2   $            15              1.25%             10.4%
12/31/2011                        6.17                 2                14              1.25%             -1.4%
12/31/2010                        6.26                 0                 3              1.25%             11.6%
12/31/2009                        5.61                 3                20              1.25%             22.6%
12/31/2008                        4.58                 7                33              1.25%            -25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.9%
2011                               3.5%
2010                               0.6%
2009                               2.7%
2008                               4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          Fidelity VIP Freedom 2015 Portfolio Initial Class - 922174586

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        54,444    $        50,072             4,852
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (5)
                                                     ---------------
Net assets                                           $        54,439
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        54,439              7,865   $          6.92
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         1,067
Mortality & expense charges                                                                          (657)
                                                                                          ---------------
Net investment income (loss)                                                                          410
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               52
Realized gain distributions                                                                           918
Net change in unrealized appreciation (depreciation)                                                3,942
                                                                                          ---------------
Net gain (loss)                                                                                     4,912
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         5,322
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                410    $                420
Net realized gain (loss)                                                         52                   4,775
Realized gain distributions                                                     918                     253
Net change in unrealized appreciation (depreciation)                          3,942                  (2,496)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             5,322                   2,952
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                          4                  35,588
Cost of units redeemed                                                           --                 (60,868)
Account charges                                                                 (63)                    (34)
                                                               --------------------    --------------------
Increase (decrease)                                                             (59)                (25,314)
                                                               --------------------    --------------------
Net increase (decrease)                                                       5,263                 (22,362)
Net assets, beginning                                                        49,176                  71,538
                                                               --------------------    --------------------
Net assets, ending                                             $             54,439    $             49,176
                                                               ====================    ====================

Units sold                                                                        1                   5,869
Units redeemed                                                                  (10)                 (9,268)
                                                               --------------------    --------------------
Net increase (decrease)                                                          (9)                 (3,399)
Units outstanding, beginning                                                  7,874                  11,273
                                                               --------------------    --------------------
Units outstanding, ending                                                     7,865                   7,874
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            139,898
Cost of units redeemed/account charges                                                              (98,732)
Net investment income (loss)                                                                          3,162
Net realized gain (loss)                                                                                (86)
Realized gain distributions                                                                           5,825
Net change in unrealized appreciation (depreciation)                                                  4,372
                                                                                       --------------------
Net assets                                                                             $             54,439
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.92                 8   $            54              1.25%             10.8%
12/31/2011                        6.25                 8                49              1.25%             -1.6%
12/31/2010                        6.35                11                72              1.25%             11.7%
12/31/2009                        5.68                 4                20              1.25%             23.7%
12/31/2008                        4.59                 3                16              1.25%            -27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.1%
2011                               1.7%
2010                               3.2%
2009                               3.7%
2008                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          Fidelity VIP Freedom 2020 Portfolio Initial Class - 922174552

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       331,224    $       324,003            29,544
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (33)
                                                     ---------------
Net assets                                           $       331,191
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       331,191             48,288   $          6.86
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         6,577
Mortality & expense charges                                                                        (3,864)
                                                                                          ---------------
Net investment income (loss)                                                                        2,713
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                4
Realized gain distributions                                                                         3,750
Net change in unrealized appreciation (depreciation)                                               27,657
                                                                                          ---------------
Net gain (loss)                                                                                    31,411
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        34,124
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              2,713    $              4,251
Net realized gain (loss)                                                          4                    (113)
Realized gain distributions                                                   3,750                   1,069
Net change in unrealized appreciation (depreciation)                         27,657                 (20,180)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            34,124                 (14,973)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     14,557                 266,877
Cost of units redeemed                                                           --                      --
Account charges                                                                  --                     (30)
                                                               --------------------    --------------------
Increase (decrease)                                                          14,557                 266,847
                                                               --------------------    --------------------
Net increase (decrease)                                                      48,681                 251,874
Net assets, beginning                                                       282,510                  30,636
                                                               --------------------    --------------------
Net assets, ending                                             $            331,191    $            282,510
                                                               ====================    ====================

Units sold                                                                    2,167                  41,238
Units redeemed                                                                   --                      (5)
                                                               --------------------    --------------------
Net increase (decrease)                                                       2,167                  41,233
Units outstanding, beginning                                                 46,121                   4,888
                                                               --------------------    --------------------
Units outstanding, ending                                                    48,288                  46,121
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            332,042
Cost of units redeemed/account charges                                                              (19,253)
Net investment income (loss)                                                                          8,522
Net realized gain (loss)                                                                             (5,828)
Realized gain distributions                                                                           8,487
Net change in unrealized appreciation (depreciation)                                                  7,221
                                                                                       --------------------
Net assets                                                                             $            331,191
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.86                48   $           331              1.25%             12.0%
12/31/2011                        6.13                46               283              1.25%             -2.3%
12/31/2010                        6.27                 5                31              1.25%             13.1%
12/31/2009                        5.54                 5                26              1.25%             27.4%
12/31/2008                        4.35                 4                18              1.25%            -33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.1%
2011                               3.9%
2010                               2.2%
2009                               3.5%
2008                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          Fidelity VIP Freedom 2025 Portfolio Initial Class - 922174529

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $         4,215    $         4,320               376
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $         4,215
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $         4,215                606   $          6.96
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            76
Mortality & expense charges                                                                           (45)
                                                                                          ---------------
Net investment income (loss)                                                                           31
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (5)
Realized gain distributions                                                                            42
Net change in unrealized appreciation (depreciation)                                                  386
                                                                                          ---------------
Net gain (loss)                                                                                       423
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $           454
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 31    $                 28
Net realized gain (loss)                                                         (5)                   (203)
Realized gain distributions                                                      42                      10
Net change in unrealized appreciation (depreciation)                            386                      50
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                               454                    (115)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                        500                     498
Cost of units redeemed                                                           --                  (1,164)
Account charges                                                                 (30)                    (30)
                                                               --------------------    --------------------
Increase (decrease)                                                             470                    (696)
                                                               --------------------    --------------------
Net increase (decrease)                                                         924                    (811)
Net assets, beginning                                                         3,291                   4,102
                                                               --------------------    --------------------
Net assets, ending                                             $              4,215    $              3,291
                                                               ====================    ====================

Units sold                                                                       73                      73
Units redeemed                                                                   (4)                   (184)
                                                               --------------------    --------------------
Net increase (decrease)                                                          69                    (111)
Units outstanding, beginning                                                    537                     648
                                                               --------------------    --------------------
Units outstanding, ending                                                       606                     537
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             26,701
Cost of units redeemed/account charges                                                              (24,159)
Net investment income (loss)                                                                            162
Net realized gain (loss)                                                                                967
Realized gain distributions                                                                             649
Net change in unrealized appreciation (depreciation)                                                   (105)
                                                                                       --------------------
Net assets                                                                             $              4,215
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.96                 1   $             4              1.25%             13.7%
12/31/2011                        6.12                 1                 3              1.25%             -3.3%
12/31/2010                        6.33                 1                 4              1.25%             14.3%
12/31/2009                        5.54                 1                 4              1.25%             28.4%
12/31/2008                        4.31                 1                 3              1.25%            -35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.0%
2011                               1.9%
2010                               2.1%
2009                               3.2%
2008                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
          Fidelity VIP Freedom 2030 Portfolio Initial Class - 922174487

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        25,847    $        23,664             2,375
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (2)
                                                     ---------------
Net assets                                           $        25,845
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        25,845              3,807   $          6.79
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           531
Mortality & expense charges                                                                          (306)
                                                                                          ---------------
Net investment income (loss)                                                                          225
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               13
Realized gain distributions                                                                           221
Net change in unrealized appreciation (depreciation)                                                2,704
                                                                                          ---------------
Net gain (loss)                                                                                     2,938
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         3,163
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                225    $                148
Net realized gain (loss)                                                         13                  (1,879)
Realized gain distributions                                                     221                      65
Net change in unrealized appreciation (depreciation)                          2,704                     761
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             3,163                    (905)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      1,004                     309
Cost of units redeemed                                                           --                  (6,219)
Account charges                                                                 (52)                    (56)
                                                               --------------------    --------------------
Increase (decrease)                                                             952                  (5,966)
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,115                  (6,871)
Net assets, beginning                                                        21,730                  28,601
                                                               --------------------    --------------------
Net assets, ending                                             $             25,845    $             21,730
                                                               ====================    ====================

Units sold                                                                      162                      49
Units redeemed                                                                   (8)                 (1,022)
                                                               --------------------    --------------------
Net increase (decrease)                                                         154                    (973)
Units outstanding, beginning                                                  3,653                   4,626
                                                               --------------------    --------------------
Units outstanding, ending                                                     3,807                   3,653
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $        30,805
Cost of units redeemed/account charges                                                             (8,396)
Net investment income (loss)                                                                        1,292
Net realized gain (loss)                                                                           (2,579)
Realized gain distributions                                                                         2,540
Net change in unrealized appreciation (depreciation)                                                2,183
                                                                                          ---------------
Net assets                                                                                $        25,845
                                                                                          ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.79                 4   $            26              1.25%             14.1%
12/31/2011                        5.95                 4                22              1.25%             -3.8%
12/31/2010                        6.18                 5                29              1.25%             14.6%
12/31/2009                        5.39                 4                21              1.25%             30.0%
12/31/2008                        4.15                 4                15              1.25%            -38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.2%
2011                               1.9%
2010                               2.2%
2009                               2.3%
2008                               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
         Fidelity VIP Freedom Income Portfolio Initial Class - 922174685

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        11,096    $        10,911             1,049
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (1)
                                                     ---------------
Net assets                                           $        11,095
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        11,095              1,729   $          6.42
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           163
Mortality & expense charges                                                                          (147)
                                                                                          ---------------
Net investment income (loss)                                                                           16
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               29
Realized gain distributions                                                                           160
Net change in unrealized appreciation (depreciation)                                                  428
                                                                                          ---------------
Net gain (loss)                                                                                       617
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $           633
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 16    $                 59
Net realized gain (loss)                                                         29                      41
Realized gain distributions                                                     160                      51
Net change in unrealized appreciation (depreciation)                            428                    (190)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                               633                     (39)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                  12,275
Cost of units redeemed                                                       (3,302)                 (5,497)
Account charges                                                                 (21)                    (22)
                                                               --------------------    --------------------
Increase (decrease)                                                          (3,323)                  6,756
                                                               --------------------    --------------------
Net increase (decrease)                                                      (2,690)                  6,717
Net assets, beginning                                                        13,785                   7,068
                                                               --------------------    --------------------
Net assets, ending                                             $             11,095    $             13,785
                                                               ====================    ====================

Units sold                                                                       --                   1,998
Units redeemed                                                                 (531)                   (901)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (531)                  1,097
Units outstanding, beginning                                                  2,260                   1,163
                                                               --------------------    --------------------
Units outstanding, ending                                                     1,729                   2,260
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             56,824
Cost of units redeemed/account charges                                                              (46,092)
Net investment income (loss)                                                                            594
Net realized gain (loss)                                                                             (1,079)
Realized gain distributions                                                                             663
Net change in unrealized appreciation (depreciation)                                                    185
                                                                                       --------------------
Net assets                                                                             $             11,095
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.42                 2   $            11              1.25%              5.2%
12/31/2011                        6.10                 2                14              1.25%              0.4%
12/31/2010                        6.08                 1                 7              1.25%              6.2%
12/31/2009                        5.73                 0                 0              1.25%             13.5%
12/31/2008                        5.04                 1                 6              1.25%            -11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.3%
2011                               2.4%
2010                               3.8%
2009                               0.0%
2008                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                  Fidelity VIP Growth Initial Class - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     4,315,082    $     3,154,929           102,608
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (414)
                                                     ---------------
Net assets                                           $     4,314,668
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     4,314,668            299,299   $         14.42
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        26,049
Mortality & expense charges                                                                       (56,310)
                                                                                          ---------------
Net investment income (loss)                                                                      (30,261)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          136,503
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              446,672
                                                                                          ---------------
Net gain (loss)                                                                                   583,175
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       552,914
                                                                                          ===============

                                         STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (30,261)   $            (41,662)
Net realized gain (loss)                                                    136,503                 (50,498)
Realized gain distributions                                                      --                  15,901
Net change in unrealized appreciation (depreciation)                        446,672                  43,007
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           552,914                 (33,252)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     59,533                 124,729
Cost of units redeemed                                                     (507,826)               (640,823)
Account charges                                                              (5,645)                 (6,174)
                                                               --------------------    --------------------
Increase (decrease)                                                        (453,938)               (522,268)
                                                               --------------------    --------------------
Net increase (decrease)                                                      98,976                (555,520)
Net assets, beginning                                                     4,215,692               4,771,212
                                                               --------------------    --------------------
Net assets, ending                                             $          4,314,668    $          4,215,692
                                                               ====================    ====================

Units sold                                                                    4,210                  10,421
Units redeemed                                                              (36,125)                (50,170)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (31,915)                (39,749)
Units outstanding, beginning                                                331,214                 370,963
                                                               --------------------    --------------------
Units outstanding, ending                                                   299,299                 331,214
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         42,959,345
Cost of units redeemed/account charges                                                          (44,020,715)
Net investment income (loss)                                                                      8,695,361
Net realized gain (loss)                                                                         (4,521,089)
Realized gain distributions                                                                          41,613
Net change in unrealized appreciation (depreciation)                                              1,160,153
                                                                                       --------------------
Net assets                                                                             $          4,314,668
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         14.42               299   $         4,315              1.25%             13.3%
12/31/2011                       12.73               331             4,216              1.25%             -1.0%
12/31/2010                       12.86               371             4,771              1.25%             22.6%
12/31/2009                       10.49               419             4,397              1.25%             26.7%
12/31/2008                        8.28               478             3,957              1.25%            -47.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.6%
2011                               0.4%
2010                               0.3%
2009                               0.4%
2008                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
               Fidelity VIP High Income Initial Class - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     1,035,988    $       949,888           178,300
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (63)
                                                     ---------------
Net assets                                           $     1,035,925
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     1,035,925    $        91,731   $         11.29
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        58,314
Mortality & expense charges                                                                       (12,767)
                                                                                          ---------------
Net investment income (loss)                                                                       45,547
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,641
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               74,546
                                                                                          ---------------
Net gain (loss)                                                                                    77,187
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       122,734
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             45,547    $             57,119
Net realized gain (loss)                                                      2,641                 (39,844)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         74,546                  18,513
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           122,734                  35,788
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     47,363                  13,335
Cost of units redeemed                                                     (157,714)               (354,257)
Account charges                                                                (915)                   (992)
                                                               --------------------    --------------------
Increase (decrease)                                                        (111,266)               (341,914)
                                                               --------------------    --------------------
Net increase (decrease)                                                      11,468                (306,126)
Net assets, beginning                                                     1,024,457               1,330,583
                                                               --------------------    --------------------
Net assets, ending                                             $          1,035,925    $          1,024,457
                                                               ====================    ====================

Units sold                                                                    4,478                   1,328
Units redeemed                                                              (15,080)                (35,552)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (10,602)                (34,224)
Units outstanding, beginning                                                102,333                 136,557
                                                               --------------------    --------------------
Units outstanding, ending                                                    91,731                 102,333
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         14,742,744
Cost of units redeemed/account charges                                                          (14,149,381)
Net investment income (loss)                                                                      3,463,357
Net realized gain (loss)                                                                         (3,106,895)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 86,100
                                                                                       --------------------
Net assets                                                                             $          1,035,925
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         11.29                92   $         1,036              1.25%             12.8%
12/31/2011                       10.01               102             1,024              1.25%              2.7%
12/31/2010                        9.74               137             1,331              1.25%             12.4%
12/31/2009                        8.67               152             1,315              1.25%             42.2%
12/31/2008                        6.10               163               993              1.25%            -25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               5.7%
2011                               6.1%
2010                               7.5%
2009                               8.2%
2008                               8.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
              Fidelity VIP II ContraFund Initial Class - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     7,698,767    $     7,527,572           291,153
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (658)
                                                     ---------------
Net assets                                           $     7,698,109
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     7,698,109            369,634   $         20.83
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       101,281
Mortality & expense charges                                                                       (98,958)
                                                                                          ---------------
Net investment income (loss)                                                                        2,323
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (36,496)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,126,173
                                                                                          ---------------
Net gain (loss)                                                                                 1,089,677
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $     1,092,000
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              2,323    $            (22,775)
Net realized gain (loss)                                                    (36,496)               (238,889)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      1,126,173                 (12,327)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         1,092,000                (273,991)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                    205,263                 296,276
Cost of units redeemed                                                   (1,187,447)             (1,435,580)
Account charges                                                              (7,950)                 (9,010)
                                                               --------------------    --------------------
Increase (decrease)                                                        (990,134)             (1,148,314)
                                                               --------------------    --------------------
Net increase (decrease)                                                     101,866              (1,422,305)
Net assets, beginning                                                     7,596,243               9,018,548
                                                               --------------------    --------------------
Net assets, ending                                             $          7,698,109    $          7,596,243
                                                               ====================    ====================

Units sold                                                                   10,325                  16,608
Units redeemed                                                              (60,025)                (76,535)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (49,700)                (59,927)
Units outstanding, beginning                                                419,334                 479,261
                                                               --------------------    --------------------
Units outstanding, ending                                                   369,634                 419,334
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         45,528,258
Cost of units redeemed/account charges                                                          (52,557,379)
Net investment income (loss)                                                                      4,275,208
Net realized gain (loss)                                                                          4,460,176
Realized gain distributions                                                                       5,820,651
Net change in unrealized appreciation (depreciation)                                                171,195
                                                                                       --------------------
Net assets                                                                             $          7,698,109
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         20.83               370   $         7,698              1.25%             15.0%
12/31/2011                       18.12               419             7,596              1.25%             -3.7%
12/31/2010                       18.82               479             9,019              1.25%             15.8%
12/31/2009                       16.26               555             9,020              1.25%             34.0%
12/31/2008                       12.13               589             7,144              1.25%            -43.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.3%
2011                               1.0%
2010                               1.1%
2009                               1.3%
2008                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                Fidelity VIP Index 500 Initial Class - 922175302

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     7,439,197    $     6,295,511            51,101
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (33,526)
                                                     ---------------
Net assets                                           $     7,405,671
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     7,405,671            436,874   $         16.95
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       152,792
Mortality & expense charges                                                                       (97,298)
                                                                                          ---------------
Net investment income (loss)                                                                       55,494
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          234,098
Realized gain distributions                                                                       102,256
Net change in unrealized appreciation (depreciation)                                              663,865
                                                                                          ---------------
Net gain (loss)                                                                                 1,000,219
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $     1,055,713
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             55,494    $             53,393
Net realized gain (loss)                                                    234,098                 142,175
Realized gain distributions                                                 102,256                 196,692
Net change in unrealized appreciation (depreciation)                        663,865                (316,042)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         1,055,713                  76,218
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                    259,213                 465,899
Cost of units redeemed                                                   (1,589,163)             (1,391,836)
Account charges                                                              (8,874)                 (9,615)
                                                               --------------------    --------------------
Increase (decrease)                                                      (1,338,824)               (935,552)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (283,111)               (859,334)
Net assets, beginning                                                     7,688,782               8,548,116
                                                               --------------------    --------------------
Net assets, ending                                             $          7,405,671    $          7,688,782
                                                               ====================    ====================

Units sold                                                                   17,774                  31,223
Units redeemed                                                             (100,119)                (93,721)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (82,345)                (62,498)
Units outstanding, beginning                                                519,219                 581,717
                                                               --------------------    --------------------
Units outstanding, ending                                                   436,874                 519,219
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         67,578,424
Cost of units redeemed/account charges                                                          (70,588,505)
Net investment income (loss)                                                                      1,897,891
Net realized gain (loss)                                                                          6,565,628
Realized gain distributions                                                                         808,547
Net change in unrealized appreciation (depreciation)                                              1,143,686
                                                                                       --------------------
Net assets                                                                             $          7,405,671
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         16.95               437   $         7,406              1.25%             14.5%
12/31/2011                       14.81               519             7,689              1.25%              0.8%
12/31/2010                       14.69               582             8,548              1.25%             13.6%
12/31/2009                       12.94               704             9,112              1.25%             25.0%
12/31/2008                       10.35               814             8,417              1.25%            -37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.0%
2011                               1.9%
2010                               1.8%
2009                               2.4%
2008                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
           Fidelity VIP Mid Cap Portfolio Service 2 Class - 922176805

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        54,355    $        53,494             1,812
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (5)
                                                     ---------------
Net assets                                           $        54,350
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        54,350              6,668   $          8.15
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           209
Mortality & expense charges                                                                          (667)
                                                                                          ---------------
Net investment income (loss)                                                                         (458)
                                                                                          ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              262
Realized gain distributions                                                                         4,333
Net change in unrealized appreciation
(depreciation)                                                                                      2,306
                                                                                          ---------------
Net gain (loss)                                                                                     6,901
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $         6,443
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (458)   $               (646)
Net realized gain (loss)                                                        262                   2,825
Realized gain distributions                                                   4,333                      91
Net change in unrealized appreciation (depreciation)                          2,306                  (8,607)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             6,443                  (6,337)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      1,732                  24,472
Cost of units redeemed                                                       (3,661)                (11,494)
Account charges                                                                 (48)                    (47)
                                                               --------------------    --------------------
Increase (decrease)                                                          (1,977)                 12,931
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,466                   6,594
Net assets, beginning                                                        49,884                  43,290
                                                               --------------------    --------------------
Net assets, ending                                             $             54,350    $             49,884
                                                               ====================    ====================

Units sold                                                                      216                   3,017
Units redeemed                                                                 (472)                 (1,383)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (256)                  1,634
Units outstanding, beginning                                                  6,924                   5,290
                                                               --------------------    --------------------
Units outstanding, ending                                                     6,668                   6,924
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             77,794
Cost of units redeemed/account charges                                                              (32,648)
Net investment income (loss)                                                                         (1,440)
Net realized gain (loss)                                                                              5,173
Realized gain distributions                                                                           4,610
Net change in unrealized appreciation (depreciation)                                                    861
                                                                                       --------------------
Net assets                                                                             $             54,350
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.15                 7   $            54              1.25%             13.1%
12/31/2011                        7.20                 7                50              1.25%            -12.0%
12/31/2010                        8.18                 5                43              1.25%             27.0%
12/31/2009                        6.44                 3                17              1.25%             28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.4%
2011                               0.0%
2010                               0.2%
2009                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                 Fidelity VIP Overseas Initial Class - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     1,176,469    $     1,367,273            73,119
                                                                        ===============   ===============
Receivables: investments sold                                     31
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $     1,176,500
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     1,176,500            122,516   $          9.60
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        21,538
Mortality & expense charges                                                                       (14,585)
                                                                                          ---------------
Net investment income (loss)                                                                        6,953
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (62,956)
Realized gain distributions                                                                         3,706
Net change in unrealized appreciation (depreciation)                                              250,686
                                                                                          ---------------
Net gain (loss)                                                                                   191,436
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       198,389
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              6,953    $              1,295
Net realized gain (loss)                                                    (62,956)               (103,615)
Realized gain distributions                                                   3,706                   2,891
Net change in unrealized appreciation (depreciation)                        250,686                (143,091)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           198,389                (242,520)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     57,518                  74,682
Cost of units redeemed                                                     (206,422)               (321,833)
Account charges                                                              (1,078)                 (1,286)
                                                               --------------------    --------------------
Increase (decrease)                                                        (149,982)               (248,437)
                                                               --------------------    --------------------
Net increase (decrease)                                                      48,407                (490,957)
Net assets, beginning                                                     1,128,093               1,619,050
                                                               --------------------    --------------------
Net assets, ending                                             $          1,176,500    $          1,128,093
                                                               ====================    ====================

Units sold                                                                    6,310                   8,167
Units redeemed                                                              (23,869)                (32,557)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (17,559)                (24,390)
Units outstanding, beginning                                                140,075                 164,465
                                                               --------------------    --------------------
Units outstanding, ending                                                   122,516                 140,075
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,965,983
Cost of units redeemed/account charges                                                           (8,345,702)
Net investment income (loss)                                                                      1,020,868
Net realized gain (loss)                                                                           (832,841)
Realized gain distributions                                                                         558,996
Net change in unrealized appreciation (depreciation)                                               (190,804)
                                                                                       --------------------
Net assets                                                                             $          1,176,500
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.60               123   $         1,177              1.25%             19.2%
12/31/2011                        8.05               140             1,128              1.25%            -18.2%
12/31/2010                        9.84               164             1,619              1.25%             11.7%
12/31/2009                        8.81               202             1,777              1.25%             25.0%
12/31/2008                        7.05               222             1,566              1.25%            -44.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.9%
2011                               1.4%
2010                               1.2%
2009                               2.0%
2008                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
         Franklin Templeton Global Income Securities 1 Class - 355150707

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       194,960    $       191,430             9,747
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (19)
                                                     ---------------
Net assets                                           $       194,941
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       194,941             26,118   $          7.46
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        12,209
Mortality & expense charges                                                                        (2,333)
                                                                                          ---------------
Net investment income (loss)                                                                        9,876
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (715)
Realized gain distributions                                                                           297
Net change in unrealized appreciation (depreciation)                                               13,942
                                                                                          ---------------
Net gain (loss)                                                                                    13,524
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        23,400
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              9,876    $              7,353
Net realized gain (loss)                                                       (715)                     60
Realized gain distributions                                                     297                   1,053
Net change in unrealized appreciation (depreciation)                         13,942                 (11,871)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            23,400                  (3,405)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     15,098                  48,020
Cost of units redeemed                                                      (12,024)                (11,704)
Account charges                                                                (107)                   (114)
                                                               --------------------    --------------------
Increase (decrease)                                                           2,967                  36,202
                                                               --------------------    --------------------
Net increase (decrease)                                                      26,367                  32,797
Net assets, beginning                                                       168,574                 135,777
                                                               --------------------    --------------------
Net assets, ending                                             $            194,941    $            168,574
                                                               ====================    ====================

Units sold                                                                    2,162                   7,148
Units redeemed                                                               (1,764)                 (1,762)
                                                               --------------------    --------------------
Net increase (decrease)                                                         398                   5,386
Units outstanding, beginning                                                 25,720                  20,334
                                                               --------------------    --------------------
Units outstanding, ending                                                    26,118                  25,720
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            332,370
Cost of units redeemed/account charges                                                             (171,477)
Net investment income (loss)                                                                         19,789
Net realized gain (loss)                                                                              9,210
Realized gain distributions                                                                           1,519
Net change in unrealized appreciation (depreciation)                                                  3,530
                                                                                       --------------------
Net assets                                                                             $            194,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.46                26   $           195              1.25%             13.9%
12/31/2011                        6.55                26               169              1.25%             -1.8%
12/31/2010                        6.68                20               136              1.25%             13.3%
12/31/2009                        5.89                 6                36              1.25%             17.5%
12/31/2008                        5.02                 8                39              1.25%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               6.7%
2011                               6.2%
2010                               1.2%
2009                               7.3%
2008                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
            Franklin Small Cap Value Securities 1 Class - 355150673

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        15,992    $        11,591               860
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (1)
                                                     ---------------
Net assets                                           $        15,991
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        15,991              2,662   $          6.01
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                        $                153
Mortality & expense charges                                                                            (188)
                                                                                       --------------------
Net investment income (loss)                                                                            (35)
                                                                                       --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                230
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,221
                                                                                       --------------------
Net gain (loss)                                                                                       2,451
                                                                                       --------------------

Increase (decrease) in net assets from operations                                      $              2,416
                                                                                       ====================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (35)   $                (47)
Net realized gain (loss)                                                        230                    (626)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          2,221                  (1,136)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             2,416                  (1,809)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                   1,497
Cost of units redeemed                                                       (1,011)                 (7,246)
Account charges                                                                 (10)                    (18)
                                                               --------------------    --------------------
Increase (decrease)                                                          (1,021)                 (5,767)
                                                               --------------------    --------------------

Net increase (decrease)                                                       1,395                  (7,576)
Net assets, beginning                                                        14,596                  22,172
                                                               --------------------    --------------------
Net assets, ending                                             $             15,991    $             14,596
                                                               ====================    ====================
Units sold                                                                       --                     276
Units redeemed                                                                 (188)                 (1,551)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (188)                 (1,275)
Units outstanding, beginning                                                  2,850                   4,125
                                                               --------------------    --------------------
Units outstanding, ending                                                     2,662                   2,850
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             21,699
Cost of units redeemed/account charges                                                               (9,372)
Net investment income (loss)                                                                            (52)
Net realized gain (loss)                                                                               (689)
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                  4,401
                                                                                       --------------------
Net assets                                                                             $             15,991
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.01                 3   $            16              1.25%             17.3%
12/31/2011                        5.12                 3                15              1.25%             -4.7%
12/31/2010                        5.38                 4                22              1.25%             26.9%
12/31/2009                        4.24                 0                 0              1.25%             27.9%
12/31/2008                        3.31                 0                 0              1.25%            -33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.0%
2011                               1.1%
2010                               1.6%
2009                               2.3%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
      Franklin Templeton VIP Founding Funds Allocation 1 Class - 355150236

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $         5,615    $         3,777               656
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $         5,615
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $         5,615              1,075   $          5.23
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           216
Mortality & expense charges                                                                           (83)
                                                                                          ---------------
Net investment income (loss)                                                                          133
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              689
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   74
                                                                                          ---------------
Net gain (loss)                                                                                       763
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $           896
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                133    $                (86)
Net realized gain (loss)                                                        689                      24
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                             74                    (113)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                               896                    (175)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                         --                      --
Cost of units redeemed                                                       (2,117)                     (1)
Account charges                                                                  (3)                     (4)
                                                               --------------------    --------------------
Increase (decrease)                                                          (2,120)                     (5)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (1,224)                   (180)
Net assets, beginning                                                         6,839                   7,019
                                                               --------------------    --------------------
Net assets, ending                                             $              5,615    $              6,839
                                                               ====================    ====================

Units sold                                                                       --                      --
Units redeemed                                                                 (419)                     --
                                                               --------------------    --------------------
Net increase (decrease)                                                        (419)                     --
Units outstanding, beginning                                                  1,494                   1,494
                                                               --------------------    --------------------
Units outstanding, ending                                                     1,075                   1,494
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             15,035
Cost of units redeemed/account charges                                                               (9,072)
Net investment income (loss)                                                                            381
Net realized gain (loss)                                                                             (2,762)
Realized gain distributions                                                                             195
Net change in unrealized appreciation (depreciation)                                                  1,838
                                                                                       --------------------
Net assets                                                                             $              5,615
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.23                 1   $             6              1.25%             14.1%
12/31/2011                        4.58                 1                 7              1.25%             -2.5%
12/31/2010                        4.70                 1                 7              1.25%              9.3%
12/31/2009                        4.30                 1                 6              1.25%             28.9%
12/31/2008                        3.34                 2                 7              1.25%            -33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               3.5%
2011                               0.0%
2010                               2.3%
2009                               2.4%
2008                               6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                 Templeton Foreign Securities Fund - 355150392

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        48,534    $        46,558             3,377
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (4)
                                                     ---------------
Net assets                                           $        48,530
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        48,530              6,470   $          7.50
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         1,366
Mortality & expense charges                                                                          (567)
                                                                                          ---------------
Net investment income (loss)                                                                          799
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (322)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                6,414
                                                                                          ---------------
Net gain (loss)                                                                                     6,092
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         6,891
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                799    $                175
Net realized gain (loss)                                                       (322)                  2,305
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          6,414                  (7,047)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             6,891                  (4,567)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      4,563                  30,065
Cost of units redeemed                                                       (5,069)                (19,037)
Account charges                                                                 (25)                    (21)
                                                               --------------------    --------------------
Increase (decrease)                                                            (531)                 11,007
                                                               --------------------    --------------------
Net increase (decrease)                                                       6,360                   6,440
Net assets, beginning                                                        42,170                  35,730
                                                               --------------------    --------------------
Net assets, ending                                             $             48,530    $             42,170
                                                               ====================    ====================

Units sold                                                                      644                   4,178
Units redeemed                                                                 (739)                 (2,522)
                                                               --------------------    --------------------
Net increase (decrease)                                                         (95)                  1,656
Units outstanding, beginning                                                  6,565                   4,909
                                                               --------------------    --------------------
Units outstanding, ending                                                     6,470                   6,565
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             88,452
Cost of units redeemed/account charges                                                              (45,724)
Net investment income (loss)                                                                            994
Net realized gain (loss)                                                                              2,832
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,976
                                                                                       --------------------
Net assets                                                                             $             48,530
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.50                 6   $            49              1.25%             16.8%
12/31/2011                        6.42                 7                42              1.25%            -11.7%
12/31/2010                        7.28                 5                36              1.25%              7.1%
12/31/2009                        6.80                 1                 6              1.25%             36.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               3.0%
2011                               1.8%
2010                               1.5%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
     Invesco Van Kampen V.I. Mid Cap Growth Fund Series I Class - 00888X591

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        12,206    $        12,357             3,113
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (1)
                                                     ---------------
Net assets                                           $        12,205
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        12,205              2,470   $          4.94
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                          (102)
                                                                                          ---------------
Net investment income (loss)                                                                         (102)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (229)
Realized gain distributions                                                                             3
Net change in unrealized appreciation (depreciation)                                                 (151)
                                                                                          ---------------
Net gain (loss)                                                                                      (377)
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $          (479)
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (102)   $                 --
Net realized gain (loss)                                                       (229)                     --
Realized gain distributions                                                       3                      --
Net change in unrealized appreciation (depreciation)                           (151)                     --
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                              (479)                     --
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     16,836                      --
Cost of units redeemed                                                       (4,131)                     --
Account charges                                                                 (21)                     --
                                                               --------------------    --------------------
Increase (decrease)                                                          12,684                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                      12,205                      --
Net assets, beginning                                                            --                      --
                                                               --------------------    --------------------
Net assets, ending                                             $             12,205    $                 --
                                                               ====================    ====================

Units sold                                                                    3,358                      --
Units redeemed                                                                 (888)                     --
                                                               --------------------    --------------------
Net increase (decrease)                                                       2,470                      --
Units outstanding, beginning                                                     --                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                     2,470                      --
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             16,836
Cost of units redeemed/account charges                                                               (4,152)
Net investment income (loss)                                                                           (102)
Net realized gain (loss)                                                                               (229)
Realized gain distributions                                                                               3
Net change in unrealized appreciation (depreciation)                                                   (151)
                                                                                       --------------------
Net assets                                                                             $             12,205
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4 /12 /2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          4.94                 2   $            12              1.25%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
      Invesco V.I. Core Equity Fund Series II Class - 008892671 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $            --    $            --                --
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $            --
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $            --                 --   $          7.37
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                            --
                                                                                          ---------------
Net investment income (loss)                                                                           --
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                          ---------------
Net gain (loss)                                                                                        --
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $            --
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 --    $                 --
Net realized gain (loss)                                                         --                      --
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                             --                      --
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                                --                      --
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                      --
Cost of units redeemed                                                           --                      --
Account charges                                                                  --                      --
                                                               --------------------    --------------------
Increase (decrease)                                                              --                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                          --                      --
Net assets, beginning                                                            --                      --
                                                               --------------------    --------------------
Net assets, ending                                             $                 --    $                 --
                                                               ====================    ====================

Units sold                                                                       --                      --
Units redeemed                                                                   --                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                          --                      --
Units outstanding, beginning                                                     --                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                        --                      --
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.37                 0   $             0              1.25%             12.2%
12/31/2011                        6.57                 0                 0              1.25%             -1.5%
12/31/2010                        6.67                 0                 0              1.25%              7.9%
12/31/2009                        6.19                 0                 0              1.25%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
        Invesco V.I. Diversified Dividend Fund Series 1 Class - 00888X104

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $         2,055    $         1,831               125
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $         2,055
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $         2,055                383            $ 5.36
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            41
Mortality & expense charges                                                                           (33)
                                                                                          ---------------
Net investment income (loss)                                                                            8
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                7
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  383
                                                                                          ---------------
Net gain (loss)                                                                                       390
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $           398
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                  8    $                (16)
Net realized gain (loss)                                                          7                      (9)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                            383                    (159)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                               398                    (184)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      2,001                   2,164
Cost of units redeemed                                                       (2,243)                    (67)
Account charges                                                                 (12)                     (2)
                                                               --------------------    --------------------
Increase (decrease)                                                            (254)                  2,095
                                                               --------------------    --------------------
Net increase (decrease)                                                         144                   1,911
Net assets, beginning                                                         1,911                      --
                                                               --------------------    --------------------
Net assets, ending                                             $              2,055    $              1,911
                                                               ====================    ====================

Units sold                                                                      422                     433
Units redeemed                                                                 (457)                    (15)
                                                               --------------------    --------------------
Net increase (decrease)                                                         (35)                    418
Units outstanding, beginning                                                    418                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                       383                     418
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              4,165
Cost of units redeemed/account charges                                                               (2,324)
Net investment income (loss)                                                                             (8)
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    224
                                                                                       --------------------
Net assets                                                                             $              2,055
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.36                 0   $             2              1.25%            17.2%
12/31/2011                        4.57                 0                 2              1.25%            -8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.1%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
         Invesco V.I. Global Health Care Fund Series I Class - 008892416

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        69,817    $        65,154             3,324
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (7)
                                                     ---------------
Net assets                                           $        69,810
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        69,810              9,571   $          7.29
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                          (585)
                                                                                          ---------------
Net investment income (loss)                                                                         (585)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              233
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                8,570
                                                                                          ---------------
Net gain (loss)                                                                                     8,803
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         8,218
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (585)   $               (439)
Net realized gain (loss)                                                        233                   9,358
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          8,570                  (9,895)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             8,218                    (976)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     25,542                  63,027
Cost of units redeemed                                                       (2,729)                (46,204)
Account charges                                                                 (30)                    (25)
                                                               --------------------    --------------------
Increase (decrease)                                                          22,783                  16,798
                                                               --------------------    --------------------
Net increase (decrease)                                                      31,001                  15,822
Net assets, beginning                                                        38,809                  22,987
                                                               --------------------    --------------------
Net assets, ending                                             $             69,810    $             38,809
                                                               ====================    ====================

Units sold                                                                    4,026                   9,313
Units redeemed                                                                 (807)                 (6,824)
                                                               --------------------    --------------------
Net increase (decrease)                                                       3,219                   2,489
Units outstanding, beginning                                                  6,352                   3,863
                                                               --------------------    --------------------
Units outstanding, ending                                                     9,571                   6,352
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            205,964
Cost of units redeemed/account charges                                                             (140,551)
Net investment income (loss)                                                                         (3,822)
Net realized gain (loss)                                                                             (5,618)
Realized gain distributions                                                                           9,174
Net change in unrealized appreciation (depreciation)                                                  4,663
                                                                                       --------------------
Net assets                                                                             $             69,810
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.29                10   $            70              1.25%             19.4%
12/31/2011                        6.11                 6                39              1.25%              2.7%
12/31/2010                        5.95                 4                23              1.25%              4.0%
12/31/2009                        5.72                 8                48              1.25%             26.1%
12/31/2008                        4.54                 8                35              1.25%            -29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.4%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
         Invesco V.I. Global Real Estate Fund Series I Class - 008892523

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       134,429    $        98,117             8,688
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (13)
                                                     ---------------
Net assets                                           $       134,416
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       134,416             18,441   $          7.29
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           689
Mortality & expense charges                                                                        (1,543)
                                                                                          ---------------
Net investment income (loss)                                                                         (854)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,228
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               25,342
                                                                                          ---------------
Net gain (loss)                                                                                    29,570
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        28,716
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (854)   $              3,051
Net realized gain (loss)                                                      4,228                 (12,916)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         25,342                     774
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            28,716                  (9,091)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                  23,460
Cost of units redeemed                                                      (14,910)                (73,034)
Account charges                                                                (158)                   (189)
                                                               --------------------    --------------------
Increase (decrease)                                                         (15,068)                (49,763)
                                                               --------------------    --------------------
Net increase (decrease)                                                      13,648                 (58,854)
Net assets, beginning                                                       120,768                 179,622
                                                               --------------------    --------------------
Net assets, ending                                             $            134,416    $            120,768
                                                               ====================    ====================

Units sold                                                                       --                   3,776
Units redeemed                                                               (2,523)                (11,601)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (2,523)                 (7,825)
Units outstanding, beginning                                                 20,964                  28,789
                                                               --------------------    --------------------
Units outstanding, ending                                                    18,441                  20,964
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,613,224
Cost of units redeemed/account charges                                                           (1,520,058)
Net investment income (loss)                                                                         48,029
Net realized gain (loss)                                                                           (167,261)
Realized gain distributions                                                                         124,170
Net change in unrealized appreciation (depreciation)                                                 36,312
                                                                                       --------------------
Net assets                                                                             $            134,416
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.29                18   $           134              1.25%             26.5%
12/31/2011                        5.76                21               121              1.25%             -7.7%
12/31/2010                        6.24                29               180              1.25%             16.1%
12/31/2009                        5.38                33               180              1.25%             29.9%
12/31/2008                        4.14                36               151              1.25%            -45.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.5%
2011                               3.3%
2010                               4.9%
2009                               0.0%
2008                               4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
             Invesco V.I. High Yield Fund Series I Class - 008892846

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        55,278    $        52,810             9,852
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (5)
                                                     ---------------
Net assets                                           $        55,273
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        55,273              6,776   $          8.16
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         2,760
Mortality & expense charges                                                                          (678)
                                                                                          ---------------
Net investment income (loss)                                                                        2,082
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              139
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                5,591
                                                                                          ---------------
Net gain (loss)                                                                                     5,730
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         7,812
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              2,082    $              3,518
Net realized gain (loss)                                                        139                   2,521
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          5,591                  (5,934)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             7,812                     105
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      4,363                   3,211
Cost of units redeemed                                                      (10,162)                (18,450)
Account charges                                                                 (25)                    (46)
                                                               --------------------    --------------------
Increase (decrease)                                                          (5,824)                (15,285)
                                                               --------------------    --------------------
Net increase (decrease)                                                       1,988                 (15,180)
Net assets, beginning                                                        53,285                  68,465
                                                               --------------------    --------------------
Net assets, ending                                             $             55,273    $             53,285
                                                               ====================    ====================

Units sold                                                                      577                     619
Units redeemed                                                               (1,360)                 (2,744)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (783)                 (2,125)
Units outstanding, beginning                                                  7,559                   9,684
                                                               --------------------    --------------------
Units outstanding, ending                                                     6,776                   7,559
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            159,519
Cost of units redeemed/account charges                                                             (128,787)
Net investment income (loss)                                                                         25,839
Net realized gain (loss)                                                                             (3,766)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,468
                                                                                       --------------------
Net assets                                                                             $             55,273
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.16                 7   $            55              1.25%             15.7%
12/31/2011                        7.05                 8                53              1.25%             -0.3%
12/31/2010                        7.07                10                68              1.25%             12.2%
12/31/2009                        6.30                11                72              1.25%             50.9%
12/31/2008                        4.18                 8                35              1.25%            -26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               5.1%
2011                               7.0%
2010                              10.5%
2009                               9.8%
2008                              12.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
       Invesco V.I. International Growth Fund Series II Class - 008892655

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        39,802    $        37,677             1,340
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (4)
                                                     ---------------
Net assets                                           $        39,798
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        39,798              5,181   $          7.68
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           477
Mortality & expense charges                                                                          (463)
                                                                                          ---------------
Net investment income (loss)                                                                           14
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (44)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                4,645
                                                                                          ---------------
Net gain (loss)                                                                                     4,601
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         4,615
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 14    $                (77)
Net realized gain (loss)                                                        (44)                  2,458
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          4,645                  (4,921)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             4,615                  (2,540)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      3,850                  26,497
Cost of units redeemed                                                       (1,995)                (20,892)
Account charges                                                                 (15)                    (27)
                                                               --------------------    --------------------
Increase (decrease)                                                           1,840                   5,578
                                                               --------------------    --------------------
Net increase (decrease)                                                       6,455                   3,038
Net assets, beginning                                                        33,343                  30,305
                                                               --------------------    --------------------
Net assets, ending                                             $             39,798    $             33,343
                                                               ====================    ====================

Units sold                                                                      524                   3,623
Units redeemed                                                                 (283)                 (2,807)
                                                               --------------------    --------------------
Net increase (decrease)                                                         241                     816
Units outstanding, beginning                                                  4,940                   4,124
                                                               --------------------    --------------------
Units outstanding, ending                                                     5,181                   4,940
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31,2012

Proceeds from units sold                                                               $             93,567
Cost of units redeemed/account charges                                                              (59,407)
Net investment income (loss)                                                                            291
Net realized gain (loss)                                                                              3,222
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,125
                                                                                       --------------------
Net assets                                                                             $             39,798
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.68                 5   $            40              1.25%             13.8%
12/31/2011                        6.75                 5                33              1.25%             -8.1%
12/31/2010                        7.35                 4                30              1.25%             11.2%
12/31/2009                        6.61                 4                27              1.25%             32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.3%
2011                               1.1%
2010                               1.3%
2009                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
             Invesco V.I. Utilities Fund Series I Class - 008892259

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        85,523    $        76,308             5,278
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (8)
                                                     ---------------
Net assets                                           $        85,515
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        85,515             11,087   $          7.71
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         3,460
Mortality & expense charges                                                                        (1,405)
                                                                                          ---------------
Net investment income (loss)                                                                        2,055
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,628
Realized gain distributions                                                                         3,950
Net change in unrealized appreciation (depreciation)                                              (12,984)
                                                                                          ---------------
Net gain (loss)                                                                                       594
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         2,649
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              2,055    $              2,287
Net realized gain (loss)                                                      9,628                   3,110
Realized gain distributions                                                   3,950                      --
Net change in unrealized appreciation (depreciation)                        (12,984)                 15,040
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             2,649                  20,437
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      7,028                  10,379
Cost of units redeemed                                                      (54,437)                (49,569)
Account charges                                                                (103)                   (113)
                                                               --------------------    --------------------
Increase (decrease)                                                         (47,512)                (39,303)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (44,863)                (18,866)
Net assets, beginning                                                       130,738                 149,244
                                                               --------------------    --------------------
Net assets, ending                                             $             85,515    $            130,378
                                                               ====================    ====================

Units sold                                                                      950                   1,500
Units redeemed                                                               (7,158)                 (6,793)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (6,208)                 (5,473)
Units outstanding, beginning                                                 17,295                  22,768
                                                               --------------------    --------------------
Units outstanding, ending                                                    11,087                  17,295
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,429,533
Cost of units redeemed/account charges                                                           (1,478,221)
Net investment income (loss)                                                                         45,345
Net realized gain (loss)                                                                             21,345
Realized gain distributions                                                                          58,298
Net change in unrealized appreciation (depreciation)                                                  9,215
                                                                                       --------------------
Net assets                                                                             $             85,515
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.71                11   $            86              1.25%              2.3%
12/31/2011                        7.54                17               130              1.25%             15.0%
12/31/2010                        6.55                23               149              1.25%              5.0%
12/31/2009                        6.24                29               179              1.25%             13.5%
12/31/2008                        5.50                32               178              1.25%            -33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               3.2%
2011                               2.9%
2010                               3.2%
2009                               4.4%
2008                               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
       Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       944,904    $       934,203            74,984
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (96)
                                                     ---------------
Net assets                                           $       944,808
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       944,808            122,351   $          7.72
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        33,591
Mortality & expense charges                                                                       (11,218)
                                                                                          ---------------
Net investment income (loss)                                                                       22,373
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,477
Realized gain distributions                                                                        12,591
Net change in unrealized appreciation (depreciation)                                               22,671
                                                                                          ---------------
Net gain (loss)                                                                                    36,739
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        59,112
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             22,373    $             50,026
Net realized gain (loss)                                                      1,477                  25,891
Realized gain distributions                                                  12,591                  16,055
Net change in unrealized appreciation (depreciation)                         22,671                 (47,100)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            59,112                  44,872
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                    116,244                 194,034
Cost of units redeemed                                                     (101,379)               (264,887)
Account charges                                                                (402)                   (399)
                                                               --------------------    --------------------
Increase (decrease)                                                          14,463                 (71,252)
                                                               --------------------    --------------------
Net increase (decrease)                                                      73,575                 (26,380)
Net assets, beginning                                                       871,233                 897,613
                                                               --------------------    --------------------
Net assets, ending                                             $            944,808    $            871,233
                                                               ====================    ====================

Units sold                                                                   15,373                  28,407
Units redeemed                                                              (13,731)                (38,804)
                                                               --------------------    --------------------
Net increase (decrease)                                                       1,642                 (10,397)
Units outstanding, beginning                                                120,709                 131,106
                                                               --------------------    --------------------
Units outstanding, ending                                                   122,351                 120,709
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,173,632
Cost of units redeemed/account charges                                                           (1,511,948)
Net investment income (loss)                                                                        183,213
Net realized gain (loss)                                                                             55,720
Realized gain distributions                                                                          33,490
Net change in unrealized appreciation (depreciation)                                                 10,701
                                                                                       --------------------
Net assets                                                                             $            944,808
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.72               122   $           945              1.25%              7.0%
12/31/2011                        7.22               121               871              1.25%              5.4%
12/31/2010                        6.85               131               898              1.25%              6.6%
12/31/2009                        6.42               117               754              1.25%             11.8%
12/31/2008                        5.74               106               606              1.25%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               3.7%
2011                               6.8%
2010                               6.6%
2009                               5.1%
2008                               6.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
           Janus Aspen Forty Portfolio Institutional Class - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        12,810    $        11,370               312
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (1)
                                                     ---------------
Net assets                                           $        12,809
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        12,809              2,733   $          4.69
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            86
Mortality & expense charges                                                                          (107)
                                                                                          ---------------
Net investment income (loss)                                                                          (21)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              193
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                1,214
                                                                                          ---------------
Net gain (loss)                                                                                     1,407
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         1,386
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (21)   $                (34)
Net realized gain (loss)                                                        193                   1,083
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          1,214                  (1,269)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             1,386                    (220)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      8,764                      --
Cost of units redeemed                                                         (836)                 (7,274)
Account charges                                                                  (9)                     (8)
                                                               --------------------    --------------------
Increase (decrease)                                                           7,919                  (7,282)
                                                               --------------------    --------------------
Net increase (decrease)                                                       9,305                  (7,502)
Net assets, beginning                                                         3,504                  11,006
                                                               --------------------    --------------------
Net assets, ending                                             $             12,809    $              3,504
                                                               ====================    ====================

Units sold                                                                    2,005                      --
Units redeemed                                                                 (189)                 (1,737)
                                                               --------------------    --------------------
Net increase (decrease)                                                       1,816                  (1,737)
Units outstanding, beginning                                                    917                   2,654
                                                               --------------------    --------------------
Units outstanding, ending                                                     2,733                     917
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             34,218
Cost of units redeemed/account charges                                                              (23,926)
Net investment income (loss)                                                                           (283)
Net realized gain (loss)                                                                              1,360
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,440
                                                                                       --------------------
Net assets                                                                             $             12,809
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          4.69                 3   $            13              1.25%             22.6%
12/31/2011                        3.82                 1                 4              1.25%             -7.9%
12/31/2010                        4.15                 3                11              1.25%              5.4%
12/31/2009                        3.93                 5                20              1.25%             44.5%
12/31/2008                        2.72                 1                 3              1.25%            -45.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.1%
2011                               0.2%
2010                               0.3%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                 Janus Aspen Overseas Service Class - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        15,269    $        18,592               412
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (1)
                                                     ---------------
Net assets                                           $        15,268
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        15,268              2,319   $          6.58
                                                     ===============    ===============   ===============

                                       STATEMENT OF OPERATIONS
                               For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            89
Mortality & expense charges                                                                          (184)
                                                                                          ---------------
Net investment income (loss)                                                                          (95)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (5,313)
Realized gain distributions                                                                         1,562
Net change in unrealized appreciation (depreciation)                                                7,697
                                                                                          ---------------
Net gain (loss)                                                                                     3,946
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $         3,851
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (95)   $               (825)
Net realized gain (loss)                                                     (5,313)                  5,824
Realized gain distributions                                                   1,562                   1,078
Net change in unrealized appreciation (depreciation)                          7,697                 (42,444)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             3,851                 (36,367)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      7,128                   6,065
Cost of units redeemed                                                      (36,499)                (70,114)
Account charges                                                                 (12)                    (46)
                                                               --------------------    --------------------
Increase (decrease)                                                         (29,383)                (64,095)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (25,532)               (100,462)
Net assets, beginning                                                        40,800                 141,262
                                                               --------------------    --------------------
Net assets, ending                                             $             15,268    $             40,800
                                                               ====================    ====================

Units sold                                                                    1,088                     681
Units redeemed                                                               (5,696)                 (9,780)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (4,608)                 (9,099)
Units outstanding, beginning                                                  6,927                  16,026
                                                               --------------------    --------------------
Units outstanding, ending                                                     2,319                   6,927
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            125,678
Cost of units redeemed/account charges                                                             (109,343)
Net investment income (loss)                                                                         (1,907)
Net realized gain (loss)                                                                              1,523
Realized gain distributions                                                                           2,640
Net change in unrealized appreciation (depreciation)                                                 (3,323)
                                                                                       --------------------
Net assets                                                                             $             15,268
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.58                 2   $            15              1.25%             11.8%
12/31/2011                        5.89                 7                41              1.25%            -33.2%
12/31/2010                        8.81                16               141              1.25%             23.5%
12/31/2009                        7.14                13                93              1.25%             42.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.3%
2011                               0.4%
2010                               0.6%
2009                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
      Janus Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        47,835    $        47,068             3,072
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (4)
                                                     ---------------
Net assets                                           $        47,831
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        47,831              6,573   $          7.28
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           192
Mortality & expense charges                                                                          (534)
                                                                                          ---------------
Net investment income (loss)                                                                         (342)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,255)
Realized gain distributions                                                                         3,014
Net change in unrealized appreciation (depreciation)                                                1,642
                                                                                          ---------------
Net gain (loss)                                                                                     3,401
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         3,059
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (342)   $                (47)
Net realized gain (loss)                                                     (1,255)                    126
Realized gain distributions                                                   3,014                      --
Net change in unrealized appreciation (depreciation)                          1,642                  (1,648)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             3,059                  (1,569)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     48,734                  44,657
Cost of units redeemed                                                      (47,777)                (12,832)
Account charges                                                                  --                     (16)
                                                               --------------------    --------------------
Increase (decrease)                                                             957                  31,809
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,016                  30,240
Net assets, beginning                                                        43,815                  13,575
                                                               --------------------    --------------------
Net assets, ending                                             $             47,831    $             43,815
                                                               ====================    ====================

Units sold                                                                    6,803                   6,587
Units redeemed                                                               (6,818)                 (1,955)
                                                               --------------------    --------------------
Net increase (decrease)                                                         (15)                  4,632
Units outstanding, beginning                                                  6,588                   1,956
                                                               --------------------    --------------------
Units outstanding, ending                                                     6,573                   6,588
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            107,121
Cost of units redeemed/account charges                                                              (61,645)
Net investment income (loss)                                                                           (427)
Net realized gain (loss)                                                                               (999)
Realized gain distributions                                                                           3,014
Net change in unrealized appreciation (depreciation)                                                    767
                                                                                       --------------------
Net assets                                                                             $             47,831
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.28                 7   $            48              1.25%              9.4%
12/31/2011                        6.65                 7                44              1.25%             -4.2%
12/31/2010                        6.94                 2                14              1.25%             13.9%
12/31/2009                        6.09                 0                 1              1.25%             21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.4%
2011                               0.6%
2010                               0.8%
2009                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
         Janus Aspen Worldwide Portfolio Institutional Class - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        29,130    $        27,904               947
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (2)
                                                     ---------------
Net assets                                           $        29,128
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        29,128              4,906   $          5.94
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           236
Mortality & expense charges                                                                          (334)
                                                                                          ---------------
Net investment income (loss)                                                                          (98)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (26)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                4,707
                                                                                          ---------------
Net gain (loss)                                                                                     4,681
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         4,583
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (98)   $               (204)
Net realized gain (loss)                                                        (26)                    200
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          4,707                  (5,022)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             4,583                  (5,026)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                        397                  20,261
Cost of units redeemed                                                         (543)                 (4,218)
Account charges                                                                 (23)                    (32)
                                                               --------------------    --------------------
Increase (decrease)                                                            (169)                 16,011
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,414                  10,985
Net assets, beginning                                                        24,714                  13,729
                                                               --------------------    --------------------
Net assets, ending                                             $             29,128    $             24,714
                                                               ====================    ====================

Units sold                                                                       71                   3,406
Units redeemed                                                                 (102)                   (805)
                                                               --------------------    --------------------
Net increase (decrease)                                                         (31)                  2,601
Units outstanding, beginning                                                  4,937                   2,336
                                                               --------------------    --------------------
Units outstanding, ending                                                     4,906                   4,937
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            207,932
Cost of units redeemed/account charges                                                             (171,451)
Net investment income (loss)                                                                           (645)
Net realized gain (loss)                                                                             (7,934)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,226
                                                                                       --------------------
Net assets                                                                             $             29,128
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.94                 5   $            29              1.25%             18.6%
12/31/2011                        5.01                 5                25              1.25%            -14.8%
12/31/2010                        5.88                 2                14              1.25%             14.4%
12/31/2009                        5.14                 5                26              1.25%             36.0%
12/31/2008                        3.78                 3                13              1.25%            -45.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.9%
2011                               0.9%
2010                               0.4%
2009                               1.3%
2008                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
        NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO S CLASS - 641222856

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $         6,182    $         4,911               204
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $         6,182
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $         6,182                703   $          8.79
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                          (126)
                                                                                          ---------------
Net investment income (loss)                                                                         (126)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,669
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (342)
                                                                                          ---------------
Net gain (loss)                                                                                     1,327
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         1,201
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (126)   $               (101)
Net realized gain (loss)                                                      1,669                      69
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                           (342)                   (302)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             1,201                    (334)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      1,908                   2,998
Cost of units redeemed                                                       (6,238)                    (88)
Account charges                                                                 (43)                    (30)
                                                               --------------------    --------------------
Increase (decrease)                                                          (4,373)                  2,880
                                                               --------------------    --------------------
Net increase (decrease)                                                      (3,172)                  2,546
Net assets, beginning                                                         9,354                   6,808
                                                               --------------------    --------------------
Net assets, ending                                             $              6,182    $              9,354
                                                               ====================    ====================

Units sold                                                                      237                     343
Units redeemed                                                                 (712)                    (14)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (475)                    329
Units outstanding, beginning                                                  1,178                     849
                                                               --------------------    --------------------
Units outstanding, ending                                                       703                   1,178
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              9,900
Cost of units redeemed/account charges                                                               (6,430)
Net investment income (loss)                                                                           (311)
Net realized gain (loss)                                                                              1,752
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,271
                                                                                       --------------------
Net assets                                                                             $              6,182
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.79                 1   $             6              1.25%             10.7%
12/31/2011                        7.94                 1                 9              1.25%             -1.0%
12/31/2010                        8.02                 1                 7              1.25%             27.2%
12/31/2009                        6.31                 1                 5              1.25%             26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
        NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE I CLASS - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        51,687    $        55,476             4,274
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (5)
                                                     ---------------
Net assets                                           $        51,682
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        51,682              7,786   $          6.64
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           306
Mortality & expense charges                                                                          (620)
                                                                                          ---------------
Net investment income (loss)                                                                         (314)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (317)
Realized gain distributions                                                                        13,205
Net change in unrealized appreciation (depreciation)                                               (6,080)
                                                                                          ---------------
Net gain (loss)                                                                                     6.808
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         6,494
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (314)   $               (372)
Net realized gain (loss)                                                       (317)                    597
Realized gain distributions                                                  13,205                      --
Net change in unrealized appreciation (depreciation)                         (6,080)                 (3,080)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             6,494                (2, 855)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                        389                   7,047
Cost of units redeemed                                                       (4,910)                (32,774)
Account charges                                                                 (36)                    (54)
                                                               --------------------    --------------------
Increase (decrease)                                                          (4,557)                (25,781)
                                                               --------------------    --------------------
Net increase (decrease)                                                       1,937                 (28,636)
Net assets, beginning                                                        49,745                  78,381
                                                               --------------------    --------------------
Net assets, ending                                             $             51,682    $             49,745
                                                               ====================    ====================

Units sold                                                                       61                   1,070
Units redeemed                                                                 (825)                 (4,960)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (764)                 (3,890)
Units outstanding, beginning                                                  8,550                  12,440
                                                               --------------------    --------------------
Units outstanding, ending                                                     7,786                   8,550
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            414,634
Cost of units redeemed/account charges                                                             (364,174)
Net investment income (loss)                                                                         (4,194)
Net realized gain (loss)                                                                            (27,297)
Realized gain distributions                                                                          36,502
Net change in unrealized appreciation (depreciation)                                                 (3,789)
                                                                                       --------------------
Net assets                                                                             $             51,682
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.64                 8   $            52              1.25%             14.1%
12/31/2011                        5.82                 9                50              1.25%             -7.7%
12/31/2010                        6.30                12                78              1.25%             24.6%
12/31/2009                        5.06                14                69              1.25%             44.5%
12/31/2008                        3.50                20                71              1.25%            -46.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                              0.6%
2011                              0.5%
2010                              0.8%
2009                              1.7%
2008                              1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
       NEUBERGER BERMAN AMT SMALL CAP GROWTH PORTFOLIO S CLASS - 641222880

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $         5,082    $         5,174               385
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $         5,082
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $         5,082                973   $          5.22
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                           (97)
                                                                                          ---------------
Net investment income (loss)                                                                          (97)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              123
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  817
                                                                                          ---------------
Net gain (loss)                                                                                       940
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $           843
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (97)   $               (120)
Net realized gain (loss)                                                        123                  (1,155)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                            817                     245
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                               843                  (1,030)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                        197                   9,099
Cost of units redeemed                                                       (4,306)                 (5,988)
Account charges                                                                 (20)                    (21)
                                                               --------------------    --------------------
Increase (decrease)                                                          (4,129)                  3,090
                                                               --------------------    --------------------
Net increase (decrease)                                                      (3,286)                  2,060
Net assets, beginning                                                         8,368                   6,308
                                                               --------------------    --------------------
Net assets, ending                                             $              5,082    $              8,368
                                                               ====================    ====================

Units sold                                                                       37                   1,665
Units redeemed                                                                 (786)                 (1,211)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (749)                    454
Units outstanding, beginning                                                  1,722                   1,268
                                                               --------------------    --------------------
Units outstanding, ending                                                       973                   1,722
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            286,451
Cost of units redeemed/account charges                                                             (269,954)
Net investment income (loss)                                                                         (5,947)
Net realized gain (loss)                                                                            (12,508)
Realized gain distributions                                                                           7,132
Net change in unrealized appreciation (depreciation)                                                    (92)
                                                                                       --------------------
Net assets                                                                             $              5,082
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.22                 1   $             5              1.25%              7.5%
12/31/2011                        4.86                 2                 8              1.25%             -2.3%
12/31/2010                        4.97                 1                 6              1.25%             18.1%
12/31/2009                        4.21                 1                 5              1.25%             21.2%
12/31/2008                        3.47                 1                 4              1.25%            -40.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
       NEUBERGER BERMAN AMT SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        51,349    $        54,224             4,688
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (5)
                                                     ---------------
Net assets                                           $        51,344
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        51,344              9,440   $          5.44
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         1,532
Mortality & expense charges                                                                          (646)
                                                                                          ---------------
Net investment income (loss)                                                                          886
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (101)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  892
                                                                                          ---------------
Net gain (loss)                                                                                       791
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         1,677
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                886    $              1,296
Net realized gain (loss)                                                       (101)                 (2,407)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                            892                     709
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             1,677                    (402)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                        143                   3,325
Cost of units redeemed                                                       (1,505)                (15,586)
Account charges                                                                 (73)                    (85)
                                                               --------------------    --------------------
Increase (decrease)                                                          (1,435)                (12,346)
                                                               --------------------    --------------------
Net increase (decrease)                                                         242                 (12,748)
Net assets, beginning                                                        51,102                  63,850
                                                               --------------------    --------------------
Net assets, ending                                             $             51,344    $             51,102
                                                               ====================    ====================

Units sold                                                                       24                     623
Units redeemed                                                                 (290)                 (2,928)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (266)                 (2,305)
Units outstanding, beginning                                                  9,706                  12,011
                                                               --------------------    --------------------
Units outstanding, ending                                                     9,440                   9,706
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            484,045
Cost of units redeemed/account charges                                                             (419,200)
Net investment income (loss)                                                                         22,025
Net realized gain (loss)                                                                            (32,651)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (2,875)
                                                                                       --------------------
Net assets                                                                             $             51,344
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.44                 9   $            51              1.25%              3.3%
12/31/2011                        5.27                10                51              1.25%             -1.0%
12/31/2010                        5.32                12                64              1.25%              4.0%
12/31/2009                        5.11                17                89              1.25%             11.9%
12/31/2008                        4.57                23               105              1.25%            -14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               3.0%
2011                               3.5%
2010                               4.6%
2009                               6.8%
2008                               4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     3,729,138    $     3,651,588           205,863
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (6,926)
                                                     ---------------
Net assets                                           $     3,722,212
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     3,722,212            206,079   $         18.06
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        82,894
Mortality & expense charges                                                                       (48,432)
                                                                                          ---------------
Net investment income (loss)                                                                       34,462
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            5,343
Realized gain distributions                                                                        21,159
Net change in unrealized appreciation (depreciation)                                              271,739
                                                                                          ---------------
Net gain (loss)                                                                                   298,241
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       332,703
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             34,462    $             28,774
Net realized gain (loss)                                                      5,343                 (22,911)
Realized gain distributions                                                  21,159                  80,307
Net change in unrealized appreciation (depreciation)                        271,739                 (91,607)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           332,703                  (5,437)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     71,266                  80,398
Cost of units redeemed                                                     (551,958)               (918,211)
Account charges                                                              (3,735)                 (4,153)
                                                               --------------------    --------------------
Increase (decrease)                                                        (484,427)               (841,966)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (151,724)               (847,403)
Net assets, beginning                                                     3,873,936               4,721,339
                                                               --------------------    --------------------
Net assets, ending                                             $          3,722,212    $          3,873,936
                                                               ====================    ====================

Units sold                                                                    5,172                   5,540
Units redeemed                                                              (32,830)                (55,424)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (27,658)                (49,884)
Units outstanding, beginning                                                233,737                 283,621
                                                               --------------------    --------------------
Units outstanding, ending                                                   206,079                 233,737
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         29,281,421
Cost of units redeemed/account charges                                                          (33,483,623)
Net investment income (loss)                                                                      3,794,262
Net realized gain (loss)                                                                          1,911,691
Realized gain distributions                                                                       2,140,911
Net change in unrealized appreciation (depreciation)                                                 77,550
                                                                                       --------------------
Net assets                                                                             $          3,722,212
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/10/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         18.06               206   $         3,722              1.25%              9.0%
12/31/2011                       16.57               234             3,874              1.25%             -0.4%
12/31/2010                       16.65               284             4,721              1.25%             10.4%
12/31/2009                       15.07               341             5,146              1.25%             24.6%
12/31/2008                       12.09               426             5,147              1.25%            -26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.2%
2011                               1.9%
2010                               1.9%
2009                               2.4%
2008                               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
         ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     1,915,165    $     1,842,231           166,356
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (3,552)
                                                     ---------------
Net assets                                           $     1,911,613
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     1,911,613            156,451   $         12.22
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        56,809
Mortality & expense charges                                                                       (25,414)
                                                                                          ---------------
Net investment income (loss)                                                                       31,395
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           29,561
Realized gain distributions                                                                        35,996
Net change in unrealized appreciation (depreciation)                                              (39,148)
                                                                                          ---------------
Net gain (loss)                                                                                    26,409
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        57,804
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             31,395    $             45,996
Net realized gain (loss)                                                     29,561                  38,895
Realized gain distributions                                                  35,996                  26,121
Net change in unrealized appreciation (depreciation)                        (39,148)                 34,493
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            57,804                 145,505
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     43,020                  91,136
Cost of units redeemed                                                     (433,416)               (591,197)
Account charges                                                              (1,519)                 (1,754)
                                                               --------------------    --------------------
Increase (decrease)                                                        (391,915)               (501,815)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (334,111)               (356,310)
Net assets, beginning                                                     2,245,724               2,602,034
                                                               --------------------    --------------------
Net assets, ending                                             $          1,911,613    $          2,245,724
                                                               ====================    ====================

Units sold                                                                    5,502                   7,918
Units redeemed                                                              (38,142)                (51,119)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (32,640)                (43,201)
Units outstanding, beginning                                                189,091                 232,292
                                                               --------------------    --------------------
Units outstanding, ending                                                   156,451                 189,091
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         35,650,696
Cost of units redeemed/account charges                                                          (36,415,987)
Net investment income (loss)                                                                      2,581,499
Net realized gain (loss)                                                                            (95,538)
Realized gain distributions                                                                         118,009
Net change in unrealized appreciation (depreciation)                                                 72,934
                                                                                       --------------------
Net assets                                                                             $          1,911,613
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/10/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         12.22               156   $         1,912              1.25%              2.9%
12/31/2011                       11.88               189             2,246              1.25%              6.0%
12/31/2010                       11.20               232             2,602              1.25%              5.9%
12/31/2009                       10.57               243             2,568              1.25%             14.1%
12/31/2008                        9.27               293             2,716              1.25%             -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.7%
2011                               3.2%
2010                               4.0%
2009                               4.7%
2008                               5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
              ONEAMERICA MONEY MARKET PORTFOLIO O CLASS - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     2,249,278    $     2,249,279         2,247,633
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (1,645)
                                                     ---------------
Net assets                                           $     2,247,633
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     2,247,633          1,698,655   $          1.32
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $             1
Mortality & expense charges                                                                       (27,812)
                                                                                          ---------------
Net investment income (loss)                                                                      (27,811)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   (1)
                                                                                          ---------------
Net gain (loss)                                                                                        (1)
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       (27,812)
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (27,811)   $            (33,308)
Net realized gain (loss)                                                         --                      --
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                             (1)                     --
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           (27,812)                (33,308)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                  1,768,383               2,252,269
Cost of units redeemed                                                   (1,700,899)             (3,009,122)
Account charges                                                              (2,725)                 (3,059)
                                                               --------------------    --------------------
Increase (decrease)                                                         (64,759)               (759,912)
                                                               --------------------    --------------------
Net increase (decrease)                                                      36,947                (793,220)
Net assets, beginning                                                     2,210,686               3,003,906
                                                               --------------------    --------------------
Net assets, ending                                             $          2,247,633    $          2,210,686
                                                               ====================    ====================

Units sold                                                                1,355,151               1,709,867
Units redeemed                                                           (1,306,422)             (2,274,163)
                                                               --------------------    --------------------
Net increase (decrease)                                                      48,729                (564,296)
Units outstanding, beginning                                              1,649,926               2,214,222
                                                               --------------------    --------------------
Units outstanding, ending                                                 1,698,655               1,649,926
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        190,294,784
Cost of units redeemed/account charges                                                         (189,348,900)
Net investment income (loss)                                                                      1,301,750
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     (1)
                                                                                       --------------------
Net assets                                                                             $          2,247,633
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/10/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.32             1,699   $         2,248              1.25%             -1.2%
12/31/2011                        1.34             1,650             2,211              1.25%             -1.2%
12/31/2010                        1.36             2,214             3,004              1.25%             -1.2%
12/31/2009                        1.37             2,087             2,867              1.25%             -1.1%
12/31/2008                        1.39             4,547             6,318              1.25%              0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.1%
2008                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     5,911,722    $     6,128,079           271,442
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (505)
                                                     ---------------
Net assets                                           $     5,911,217
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     5,911,217            295,051   $         20.03
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       110,434
Mortality & expense charges                                                                       (74,625)
                                                                                          ---------------
Net investment income (loss)                                                                       35,809
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (54,935)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              687,450
                                                                                          ---------------
Net gain (loss)                                                                                   632,515
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       668,324
                                                                                          ---------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             35,809    $             12,037
Net realized gain (loss)                                                    (54,935)               (217,086)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        687,450                   2,124
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           668,324                (202,925)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     54,968                 123,320
Cost of units redeemed                                                     (633,292)             (1,011,475)
Account charges                                                              (4,919)                 (5,607)
                                                               --------------------    --------------------
Increase (decrease)                                                        (583,243)               (893,762)
                                                               --------------------    --------------------
Net increase (decrease)                                                      85,081              (1,096,687)
Net assets, beginning                                                     5,826,136               6,922,823
                                                               --------------------    --------------------
Net assets, ending                                             $          5,911,217    $          5,826,136
                                                               ====================    ====================

Units sold                                                                    3,099                   7,506
Units redeemed                                                              (33,538)                (54,965)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (30,439)                (47,459)
Units outstanding, beginning                                                325,490                 372,949
                                                               --------------------    --------------------
Units outstanding, ending                                                   295,051                 325,490
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         38,383,329
Cost of units redeemed/account charges                                                          (42,417,450)
Net investment income (loss)                                                                      4,052,523
Net realized gain (loss)                                                                          1,922,269
Realized gain distributions                                                                       4,186,903
Net change in unrealized appreciation (depreciation)                                               (216,357)
                                                                                       --------------------
Net assets                                                                             $          5,911,217
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/10/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         20.03               295   $         5,911              1.25%             11.9%
12/31/2011                       17.90               325             5,826              1.25%             -3.6%
12/31/2010                       18.56               373             6,923              1.25%             12.1%
12/31/2009                       16.55               435             7,195              1.25%             28.7%
12/31/2008                       12.86               486             6,248              1.25%            -37.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                              1.9%
2011                              1.4%
2010                              1.4%
2009                              1.6%
2008                              1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                PIONEER EMERGING MARKETS VCT I CLASS - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        42,728    $        47,098             1,646
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (4)
                                                     ---------------
Net assets                                           $        42,724
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        42,724             11,651   $          3.67
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           212
Mortality & expense charges                                                                          (537)
                                                                                          ---------------
Net investment income (loss)                                                                         (325)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (889)
Realized gain distributions                                                                         1,270
Net change in unrealized appreciation (depreciation)                                                4,487
                                                                                          ---------------
Net gain (loss)                                                                                     4,868
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         4,543
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (325)   $               (489)
Net realized gain (loss)                                                       (889)                  2,338
Realized gain distributions                                                   1,270                      --
Net change in unrealized appreciation (depreciation)                          4,487                 (16,421)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             4,543                 (14,572)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                        284                  20,190
Cost of units redeemed                                                       (6,422)                (18,695)
Account charges                                                                 (25)                    (44)
                                                               --------------------    --------------------
Increase (decrease)                                                          (6,163)                  1,451
                                                               --------------------    --------------------
Net increase (decrease)                                                      (1,620)                (13,121)
Net assets, beginning                                                        44,344                  57,465
                                                               --------------------    --------------------
Net assets, ending                                             $             42,724    $             44,344
                                                               ====================    ====================

Units sold                                                                       81                   5,025
Units redeemed                                                               (1,802)                 (4,762)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (1,721)                    263
Units outstanding, beginning                                                 13,372                  13,109
                                                               --------------------    --------------------
Units outstanding, ending                                                    11,651                  13,372
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            409,761
Cost of units redeemed/account charges                                                             (371,464)
Net investment income (loss)                                                                         (1,727)
Net realized gain (loss)                                                                              9,254
Realized gain distributions                                                                           1,270
Net change in unrealized appreciation (depreciation)                                                 (4,370)
                                                                                       --------------------
Net assets                                                                             $             42,724
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          3.67                12   $            43              1.25%             10.6%
12/31/2011                        3.32                13                44              1.25%            -24.3%
12/31/2010                        4.38                13                57              1.25%             14.5%
12/31/2009                        3.83                29               110              1.25%             72.5%
12/31/2008                        2.22                 0                 1              1.25%            -55.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.5%
2011                               0.3%
2010                               0.3%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
      PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------    ---------------
Investments                                          $            --    $            --                --
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $            --
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $            --                 --   $          8.16
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                            --
                                                                                          ---------------
Net investment income (loss)                                                                           --
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                          ---------------
Net gain (loss)                                                                                        --
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $            --
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 --    $                 --
Net realized gain (loss)                                                         --                      --
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                             --                      --
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                                --                      --
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                      --
Cost of units redeemed                                                           --                      --
Account charges                                                                  --                      --
                                                               --------------------    --------------------
Increase (decrease)                                                              --                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                          --                      --
Net assets, beginning                                                            --                      --
                                                               --------------------    --------------------
Net assets, ending                                             $                 --    $                 --
                                                               ====================    ====================

Units sold                                                                       --                      --
Units redeemed                                                                   --                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                          --                      --
Units outstanding, beginning                                                     --                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                        --                      --
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              1,915
Cost of units redeemed/account charges                                                               (2,431)
Net investment income (loss)                                                                             32
Net realized gain (loss)                                                                                484
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.16                 0   $             0              1.25%              8.6%
12/31/2011                        7.51                 0                 0              1.25%              4.5%
12/31/2010                        7.19                 0                 0              1.25%             17.7%
12/31/2009                        6.11                 0                 2              1.25%             22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               1.0%
2009                               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
            PIONEER FUND GROWTH OPPORTUNITIES VCT I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        42,968    $        44,792             1,785
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $        42,968
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        42,968              6,736   $          6.38
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                          (567)
                                                                                          ---------------
Net investment income (loss)                                                                         (567)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (158)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,014
                                                                                          ---------------
Net gain (loss)                                                                                     2,856
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         2,289
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (567)   $               (455)
Net realized gain (loss)                                                       (158)                  8,052
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          3,014                 (11,403)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             2,289                  (3,806)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      2,584                  59,852
Cost of units redeemed                                                       (2,598)                (50,433)
Account charges                                                                 (51)                    (32)
                                                               --------------------    --------------------
Increase (decrease)                                                             (65)                  9,387
                                                               --------------------    --------------------
Net increase (decrease)                                                       2,224                   5,581
Net assets, beginning                                                        40,744                  35,163
                                                               --------------------    --------------------
Net assets, ending                                             $             42,968    $             40,744
                                                               ====================    ====================

Units sold                                                                      402                   8,747
Units redeemed                                                                 (417)                 (7,620)
                                                               --------------------    --------------------
Net increase (decrease)                                                         (15)                  1,127
Units outstanding, beginning                                                  6,751                   5,624
                                                               --------------------    --------------------
Units outstanding, ending                                                     6,736                   6,751
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            193,702
Cost of units redeemed/account charges                                                             (150,676)
Net investment income (loss)                                                                         (4,059)
Net realized gain (loss)                                                                             (5,315)
Realized gain distributions                                                                          11,140
Net change in unrealized appreciation (depreciation)                                                 (1,824)
                                                                                       --------------------
Net assets                                                                             $             42,968
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.38                 7   $            43              1.25%              5.7%
12/31/2011                        6.04                 7                41              1.25%             -3.5%
12/31/2010                        6.25                 6                35              1.25%             18.7%
12/31/2009                        5.27                 5                26              1.25%             42.8%
12/31/2008                        3.69                 5                17              1.25%            -36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       122,009    $       123,503             5,837
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (12)
                                                     ---------------
Net assets                                           $       121,997
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       121,997             19,768   $          6.17
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         1,895
Mortality & expense charges                                                                        (1,492)
                                                                                          ---------------
Net investment income (loss)                                                                          403
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (253)
Realized gain distributions                                                                         4,052
Net change in unrealized appreciation (depreciation)                                                5,488
                                                                                          ---------------
Net gain (loss)                                                                                     9,287
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         9,690
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                403    $                312
Net realized gain (loss)                                                       (253)                 12,703
Realized gain distributions                                                   4,052                   6,028
Net change in unrealized appreciation (depreciation)                          5,488                 (24,445)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             9,690                  (5,402)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      5,030                  54,454
Cost of units redeemed                                                       (3,727)                (44,843)
Account charges                                                                 (44)                    (59)
                                                               --------------------    --------------------
Increase (decrease)                                                           1,259                   9,552
                                                               --------------------    --------------------
Net increase (decrease)                                                      10,949                   4,150
Net assets, beginning                                                       111,048                 106,898
                                                               --------------------    --------------------
Net assets, ending                                             $            121,997    $            111,048
                                                               ====================    ====================

Units sold                                                                    1,263                   9,042
Units redeemed                                                               (1,084)                 (7,275)
                                                               --------------------    --------------------
Net increase (decrease)                                                         179                   1,767
Units outstanding, beginning                                                 19,589                  17,822
                                                               --------------------    --------------------
Units outstanding, ending                                                    19,768                  19,589
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            336,331
Cost of units redeemed/account charges                                                             (221,454)
Net investment income (loss)                                                                          1,661
Net realized gain (loss)                                                                             (5,445)
Realized gain distributions                                                                          12,398
Net change in unrealized appreciation (depreciation)                                                 (1,494)
                                                                                       --------------------
Net assets                                                                             $            121,997
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.17                20   $           122              1.25%              8.9%
12/31/2011                        5.67                20               111              1.25%             -5.5%
12/31/2010                        6.00                18               107              1.25%             14.6%
12/31/2009                        5.23                10                53              1.25%             23.6%
12/31/2008                        4.23                11                45              1.25%            -35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.6%
2011                               1.6%
2010                               1.4%
2009                               1.9%
2008                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
             ROYCE CAPITAL FUND SMALL CAP INVESTOR CLASS - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        71,041    $        67,352             6,440
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (7)
                                                     ---------------
Net assets                                           $        71,034
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        71,034             11,982   $          5.93
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            31
Mortality & expense charges                                                                          (874)
                                                                                          ---------------
Net investment income (loss)                                                                         (843)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            3,785
Realized gain distributions                                                                           732
Net change in unrealized appreciation (depreciation)                                                2,620
                                                                                          ---------------
Net gain (loss)                                                                                     7,137
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         6,294
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (843)   $               (287)
Net realized gain (loss)                                                      3,785                   1,210
Realized gain distributions                                                     732                      --
Net change in unrealized appreciation (depreciation)                          2,620                  (4,523)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             6,294                  (3,600)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     45,934                  51,921
Cost of units redeemed                                                      (52,138)                 (8,966)
Account charges                                                                  (5)                     (4)
                                                               --------------------    --------------------
Increase (decrease)                                                          (6,209)                 42,951
                                                               --------------------    --------------------
Net increase (decrease)                                                          85                  39,351
Net assets, beginning                                                        70,949                  31,598
                                                               --------------------    --------------------
Net assets, ending                                             $             71,034    $             70,949
                                                               ====================    ====================

Units sold                                                                    7,983                   9,337
Units redeemed                                                               (9,297)                 (1,697)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (1,314)                  7,640
Units outstanding, beginning                                                 13,296                   5,656
                                                               --------------------    --------------------
Units outstanding, ending                                                    11,982                  13,296
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            126,749
Cost of units redeemed/account charges                                                              (62,738)
Net investment income (loss)                                                                         (1,468)
Net realized gain (loss)                                                                              4,065
Realized gain distributions                                                                             737
Net change in unrealized appreciation (depreciation)                                                  3,689
                                                                                       --------------------
Net assets                                                                             $             71,034
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.93                12   $            71              1.25%             11.1%
12/31/2011                        5.34                13                71              1.25%             -4.5%
12/31/2010                        5.59                 6                32              1.25%             19.0%
12/31/2009                        4.69                 5                23              1.25%             33.5%
12/31/2008                        3.52                 0                 0              1.25%            -29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.5%
2010                               0.1%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
              T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       189,635    $       149,032            14,097
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (19)
                                                     ---------------
Net assets                                           $       189,616
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       189,616             25,997   $          7.29
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           279
Mortality & expense charges                                                                        (2,398)
                                                                                          ---------------
Net investment income (loss)                                                                       (2,119)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,372
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               26,222
                                                                                          ---------------
Net gain (loss)                                                                                    30,594
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        28,475
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (2,119)   $             (2,171)
Net realized gain (loss)                                                      4,372                  18,968
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         26,222                 (14,297)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            28,475                   2,500
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      8,589                 124,800
Cost of units redeemed                                                      (19,689)               (113,088)
Account charges                                                                (168)                   (148)
                                                               --------------------    --------------------
Increase (decrease)                                                         (11,268)                 11,564
                                                               --------------------    --------------------
Net increase (decrease)                                                      17,207                  14,064
Net assets, beginning                                                       172,409                 158,345
                                                               --------------------    --------------------
Net assets, ending                                             $            189,616    $            172,409
                                                               ====================    ====================

Units sold                                                                    1,621                  19,475
Units redeemed                                                               (3,230)                (17,288)
                                                               --------------------    --------------------

Net increase (decrease)                                                      (1,609)                  2,187
Units outstanding, beginning                                                 27,606                  25,419
                                                               --------------------    --------------------
Units outstanding, ending                                                    25,997                  27,606
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            717,731
Cost of units redeemed/account charges                                                             (531,999)
Net investment income (loss)                                                                        (13,806)
Net realized gain (loss)                                                                            (22,913)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 40,603
                                                                                       --------------------
Net assets                                                                             $            189,616
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.29                26   $           190              1.25%             16.8%
12/31/2011                        6.25                28               172              1.25%              0.3%
12/31/2010                        6.23                25               158              1.25%             14.9%
12/31/2009                        5.42                25               136              1.25%             40.4%
12/31/2008                        3.86                37               143              1.25%            -43.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.2%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     6,355,865    $     6,338,439           284,142
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (28,077)
                                                     ---------------
Net assets                                           $     6,327,858
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $     6,327,858            378,944   $         16.70
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       134,824
Mortality & expense charges                                                                       (78,867)
                                                                                          ---------------
Net investment income (loss)                                                                       55,957
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (34,986)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              892,906
                                                                                          ---------------
Net gain (loss)                                                                                   857,920
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $       913,877
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             55,957    $             31,627
Net realized gain (loss)                                                    (34,986)               (129,189)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        892,906                 (16,983)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           913,877                (114,545)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     89,118                  67,859
Cost of units redeemed                                                     (702,106)               (983,709)
Account charges                                                              (5,937)                 (6,711)
                                                               --------------------    --------------------
Increase (decrease)                                                        (618,925)               (922,561)
                                                               --------------------    --------------------
Net increase (decrease)                                                     294,952              (1,037,106)
Net assets, beginning                                                     6,032,906               7,070,012
                                                               --------------------    --------------------
Net assets, ending                                             $          6,327,858    $          6,032,906
                                                               ====================    ====================

Units sold                                                                    5,727                   5,118
Units redeemed                                                              (44,750)                (67,444)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (39,023)                (62,326)
Units outstanding, beginning                                                417,967                 480,293
                                                               --------------------    --------------------
Units outstanding, ending                                                   378,944                 417,967
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         51,746,616
Cost of units redeemed/account charges                                                          (58,596,260)
Net investment income (loss)                                                                      5,812,385
Net realized gain (loss)                                                                          4,306,517
Realized gain distributions                                                                       3,041,174
Net change in unrealized appreciation (depreciation)                                                 17,426
                                                                                       --------------------
Net assets                                                                             $          6,327,858
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         16.70               379   $         6,328              1.25%             15.7%
12/31/2011                       14.43               418             6,033              1.25%             -1.9%
12/31/2010                       14.72               480             7,070              1.25%             13.6%
12/31/2009                       12.96               605             7,843              1.25%             24.0%
12/31/2008                       10.45               698             7,287              1.25%            -36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.2%
2011                               1.7%
2010                               1.8%
2009                               1.8%
2008                               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
              T. ROWE PRICE LIMITED TERM BOND PORTFOLIO - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       105,822    $       107,268            21,246
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (10)
                                                     ---------------
Net assets                                           $       105,812
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       105,812             17,713   $          5.97
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         2,097
Mortality & expense charges                                                                        (1,290)
                                                                                          ---------------
Net investment income (loss)                                                                          807
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (88)
Realized gain distributions                                                                           211
Net change in unrealized appreciation (depreciation)                                                  242
                                                                                          ---------------
Net gain (loss)                                                                                       365
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         1,172
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                807    $              3,407
Net realized gain (loss)                                                        (88)                   (611)
Realized gain distributions                                                     211                   2,019
Net change in unrealized appreciation (depreciation)                            242                  (2,380)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             1,172                   2,435
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     15,337                  37,821
Cost of units redeemed                                                       (5,283)               (355,543)
Account charges                                                                 (79)                   (122)
                                                               --------------------    --------------------
Increase (decrease)                                                           9,975                (317,844)
                                                               --------------------    --------------------
Net increase (decrease)                                                      11,147                (315,409)
Net assets, beginning                                                        94,665                 410,074
                                                               --------------------    --------------------
Net assets, ending                                             $            105,812    $             94,665
                                                               ====================    ====================

Units sold                                                                    2,577                   7,104
Units redeemed                                                                 (900)                (60,771)
                                                               --------------------    --------------------
Net increase (decrease)                                                       1,677                 (53,667)
Units outstanding, beginning                                                 16,036                  69,703
                                                               --------------------    --------------------
Units outstanding, ending                                                    17,713                  16,036
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,050,639
Cost of units redeemed/account charges                                                             (974,040)
Net investment income (loss)                                                                         23,095
Net realized gain (loss)                                                                              4,569
Realized gain distributions                                                                           2,995
Net change in unrealized appreciation (depreciation)                                                 (1,446)
                                                                                       --------------------
Net assets                                                                             $            105,812
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.97                18   $           106              1.25%              1.2%
12/31/2011                        5.90                16                95              1.25%              0.3%
12/31/2010                        5.88                70               410              1.25%              1.8%
12/31/2009                        5.78                70               405              1.25%              7.0%
12/31/2008                        5.40                32               175              1.25%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.1%
2011                               2.8%
2010                               2.7%
2009                               2.8%
2008                               4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
              TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        62,255    $        59,270             5,361
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (6)
                                                     ---------------
Net assets                                           $        62,249
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        62,249              9,749   $          6.39
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         1,133
Mortality & expense charges                                                                          (579)
                                                                                          ---------------
Net investment income (loss)                                                                          554
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              570
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,423
                                                                                          ---------------
Net gain (loss)                                                                                     2,993
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         3,547
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                554    $                108
Net realized gain (loss)                                                        570                    (155)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          2,423                     207
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             3,547                     160
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     33,853                   1,432
Cost of units redeemed                                                       (7,525)                   (393)
Account charges                                                                 (66)                    (30)
                                                               --------------------    --------------------
Increase (decrease)                                                          26,262                   1,009
                                                               --------------------    --------------------
Net increase (decrease)                                                      29,809                   1,169
Net assets, beginning                                                        32,440                  31,271
                                                               --------------------    --------------------
Net assets, ending                                             $             62,249    $             32,440
                                                               ====================    ====================

Units sold                                                                    5,545                     232
Units redeemed                                                               (1,204)                    (70)
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,341                     162
Units outstanding, beginning                                                  5,408                   5,246
                                                               --------------------    --------------------
Units outstanding, ending                                                     9,749                   5,408
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             99,709
Cost of units redeemed/account charges                                                              (48,450)
Net investment income (loss)                                                                          1,409
Net realized gain (loss)                                                                              3,812
Realized gain distributions                                                                           2,784
Net change in unrealized appreciation (depreciation)                                                  2,985
                                                                                       --------------------
Net assets                                                                             $             62,249
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.39                10   $            62              1.25%              6.5%
12/31/2011                        6.00                 5                32              1.25%              0.6%
12/31/2010                        5.96                 5                31              1.25%             11.1%
12/31/2009                        5.37                 4                22              1.25%             21.3%
12/31/2008                        4.43                 3                15              1.25%            -29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.4%
2011                               1.6%
2010                               1.6%
2009                               1.9%
2008                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
          TIMOTHY PLAN STRATEGIC GROWTH VARIABLE - 887432722 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $            --    $            --                --
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $            --
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $            --                 --   $          6.04
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                            --
                                                                                          ---------------
Net investment income (loss)                                                                           --
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                          ---------------
Net gain (loss)                                                                                        --
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $            --
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 --    $                 --
Net realized gain (loss)                                                         --                      --
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                             --                      --
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                                --                      --
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                         --                      --
Cost of units redeemed                                                           --                      --
Account charges                                                                  --                      --
                                                               --------------------    --------------------
Increase (decrease)                                                              --                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                          --                      --
Net assets, beginning                                                            --                      --
                                                               --------------------    --------------------
Net assets, ending                                             $                 --    $                 --
                                                               ====================    ====================

Units sold                                                                       --                      --
Units redeemed                                                                   --                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                          --                      --
Units outstanding, beginning                                                     --                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                        --                      --
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             13,372
Cost of units redeemed/account charges                                                              (13,986)
Net investment income (loss)                                                                            (96)
Net realized gain (loss)                                                                               (689)
Realized gain distributions                                                                           1,399
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.04                 0   $             0              1.25%             10.0%
12/31/2011                        5.49                 0                 0              1.25%             -4.9%
12/31/2010                        5.77                 0                 0              1.25%             13.9%
12/31/2009                        5.06                 1                 5              1.25%             27.9%
12/31/2008                        3.96                 1                 4              1.25%            -40.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.7%
2008                               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                   VANGUARD VIF DIVERSIFIED VALUE - 921925871

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        67,707    $        59,753             4,731
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (6)
                                                     ---------------
Net assets                                           $        67,701
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $        67,701             12,401   $          5.46
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         1,655
Mortality & expense charges                                                                          (847)
                                                                                          ---------------
Net investment income (loss)                                                                          808
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,531
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                6,449
                                                                                          ---------------
Net gain (loss)                                                                                     7,980
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $         8,788
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                808    $                195
Net realized gain (loss)                                                      1,531                   1,804
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          6,449                    (932)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             8,788                   1,067
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     33,573                  16,457
Cost of units redeemed                                                      (10,568)                (11,374)
Account charges                                                                 (53)                    (23)
                                                               --------------------    --------------------
Increase (decrease)                                                          22,952                   5,060
                                                               --------------------    --------------------
Net increase (decrease)                                                      31,740                   6,127
Net assets, beginning                                                        35,961                  29,834
                                                               --------------------    --------------------
Net assets, ending                                             $             67,701    $             35,961
                                                               ====================    ====================

Units sold                                                                    6,824                   3,477
Units redeemed                                                               (2,001)                 (2,352)
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,823                   1,125
Units outstanding, beginning                                                  7,578                   6,453
                                                               --------------------    --------------------
Units outstanding, ending                                                    12,401                   7,578
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $        87,334
Cost of units redeemed/account charges                                                            (34,174)
Net investment income (loss)                                                                        1,350
Net realized gain (loss)                                                                            5,237
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                7,954
                                                                                          ---------------
Net assets                                                                                $        67,701
                                                                                          ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.46                12   $            68              1.25%             15.0%
12/31/2011                        4.75                 8                36              1.25%              2.6%
12/31/2010                        4.62                 6                30              1.25%              8.0%
12/31/2009                        4.28                 2                10              1.25%             25.3%
12/31/2008                        3.42                 1                 2              1.25%            -31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               3.2%
2011                               1.9%
2010                               2.1%
2009                               4.9%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                VANGUARD VIF MID CAP INDEX PORTFOLIO - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS           COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       387,650    $       282,872            24,030
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (35)
                                                     ---------------
Net assets                                           $       387,615
                                                     ===============

                                                                            UNITS           ACCUMULATION
                                                       NET ASSETS        OUTSTANDING         UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       387,615             51,286   $          7.56
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         4,503
Mortality & expense charges                                                                        (4,813)
                                                                                          ---------------
Net investment income (loss)                                                                         (310)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           31,748
Realized gain distributions                                                                        11,586
Net change in unrealized appreciation (depreciation)                                                5,936
                                                                                          ---------------
Net gain (loss)                                                                                    49,270
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        48,960
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (310)   $               (143)
Net realized gain (loss)                                                     31,748                  53,205
Realized gain distributions                                                  11,586                      --
Net change in unrealized appreciation (depreciation)                          5,936                 (52,592)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            48,960                     470
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     54,606                  89,658
Cost of units redeemed                                                     (100,198)               (276,546)
Account charges                                                                (270)                   (270)
                                                               --------------------    --------------------
Increase (decrease)                                                         (45,862)               (187,158)
                                                               --------------------    --------------------
Net increase (decrease)                                                       3,098                (186,688)
Net assets, beginning                                                       384,517                 571,205
                                                               --------------------    --------------------
Net assets, ending                                             $            387,615    $            384,517
                                                               ====================    ====================

Units sold                                                                    7,510                  13,432
Units redeemed                                                              (14,413)                (38,873)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (6,903)                (25,441)
Units outstanding, beginning                                                 58,189                  83,630
                                                               --------------------    --------------------
Units outstanding, ending                                                    51,286                  58,189
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,519,490
Cost of units redeemed/account charges                                                           (1,250,233)
Net investment income (loss)                                                                           (533)
Net realized gain (loss)                                                                           (218,231)
Realized gain distributions                                                                         232,344
Net change in unrealized appreciation (depreciation)                                                104,778
                                                                                       --------------------
Net assets                                                                             $            387,615
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.56                51   $           388              1.25%             14.4%
12/31/2011                        6.61                58               385              1.25%             -3.3%
12/31/2010                        6.83                84               571              1.25%             23.8%
12/31/2009                        5.52               114               629              1.25%             38.6%
12/31/2008                        3.98               120               478              1.25%            -42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               1.2%
2011                               1.2%
2010                               1.0%
2009                               1.6%
2008                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       160,618    $       144,738             7,998
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (16)
                                                     ---------------
Net assets                                           $       160,602
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       160,602             20,108   $          7.99
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           385
Mortality & expense charges                                                                        (2,054)
                                                                                          ---------------
Net investment income (loss)                                                                       (1,669)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            5,207
Realized gain distributions                                                                         3,270
Net change in unrealized appreciation (depreciation)                                               13,674
                                                                                          ---------------
Net gain (loss)                                                                                    22,151
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        20,482
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (1,669)   $             (1,769)
Net realized gain (loss)                                                      5,207                  24,552
Realized gain distributions                                                   3,270                      --
Net change in unrealized appreciation (depreciation)                         13,674                 (26,063)
                                                               --------------------    --------------------
Increase (decrease) in net asset from operations                             20,482                  (3,280)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      9,519                 152,747
Cost of units redeemed                                                      (37,868)                (97,604)
Account charges                                                                 (84)                    (93)
                                                               --------------------    --------------------
Increase (decrease)                                                         (28,433)                 55,050
                                                               --------------------    --------------------
Net increase (decrease)                                                      (7,951)                 51,770
Net assets, beginning                                                       168,553                 116,783
                                                               --------------------    --------------------
Net assets, ending                                             $            160,602    $            168,553
                                                               ====================    ====================

Units sold                                                                    1,628                  20,194
Units redeemed                                                               (5,414)                (12,873)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (3,786)                  7,321
Units outstanding, beginning                                                 23,894                  16,573
                                                               --------------------    --------------------
Units outstanding, ending                                                    20,108                  23,894
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            519,972
Cost of units redeemed/account charges                                                             (407,627)
Net investment income (loss)                                                                         (6,893)
Net realized gain (loss)                                                                             13,266
Realized gain distributions                                                                          26,004
Net change in unrealized appreciation (depreciation)                                                 15,880
                                                                                       --------------------
Net assets                                                                             $            160,602
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.99                20   $           161              1.25%             13.2%
12/31/2011                        7.05                24               169              1.25%              0.1%
12/31/2010                        7.05                17               117              1.25%             30.2%
12/31/2009                        5.41                22               119              1.25%             37.6%
12/31/2008                        3.93                16                63              1.25%            -40.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               0.2%
2011                               0.2%
2010                               0.3%
2009                               0.8%
2008                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
           VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       645,707    $       599,618            51,817
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (66)
                                                     ---------------
Net assets                                           $       645,641
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                        NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
                                                     $       645,641             94,341   $          6.84
                                                     ===============    ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        18,013
Mortality & expense charges                                                                        (7,620)
                                                                                          ---------------
Net investment income (loss)                                                                       10,393
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           11,029
Realized gain distributions                                                                         5,969
Net change in unrealized appreciation (depreciation)                                              (11,627)
                                                                                          ---------------
Net gain (loss)                                                                                     5,371
                                                                                          ---------------

Increase (decrease) in net assets from operations                                         $        15,764
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             10,393    $             12,243
Net realized gain (loss)                                                     11,029                  15,640
Realized gain distributions                                                   5,969                   5,514
Net change in unrealized appreciation (depreciation)                        (11,627)                  5,177
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            15,764                  38,574
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                    102,350                  51,741
Cost of units redeemed                                                     (147,312)               (270,720)
Account charges                                                                (160)                   (123)
                                                               --------------------    --------------------
Increase (decrease)                                                         (45,122)               (219,102)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (29,358)               (180,528)
Net assets, beginning                                                       674,999                 855,527
                                                               --------------------    --------------------
Net assets, ending                                             $            645,641    $            674,999
                                                               ====================    ====================

Units sold                                                                   14,979                   8,225
Units redeemed                                                              (21,960)                (43,438)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (6,981)                (35,213)
Units outstanding, beginning                                                101,322                 136,535
                                                               --------------------    --------------------
Units outstanding, ending                                                    94,341                 101,322
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,140,048
Cost of units redeemed/account charges                                                             (670,239)
Net investment income (loss)                                                                         79,021
Net realized gain (loss)                                                                             37,770
Realized gain distributions                                                                          12,952
Net change in unrealized appreciation (depreciation)                                                 46,089
                                                                                       --------------------
Net assets                                                                             $            645,641
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.84                94   $           646              1.25%              2.7%
12/31/2011                        6.66               101               675              1.25%              6.3%
12/31/2010                        6.27               137               856              1.25%              5.2%
12/31/2009                        5.96               139               829              1.25%              4.6%
12/31/2008                        5.69               133               757              1.25%              3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

2012                               2.7%
2011                               2.7%
2010                               3.6%
2009                               4.2%
2008                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on April 4, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced on November 21, 1994. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

 FUND FAMILY
 Alger
 AllianceBernstein
 American Century
 Calvert
 Columbia
 Dreyfus
 Fidelity
 Franklin Templeton
 Invesco
 Janus
 Neuberger Berman
 OneAmerica
 Pioneer
 Royce Capital
 T. Rowe Price
 Timothy
 Vanguard

This annual report includes information related to investment subaccounts which are available for investment, but for which there has been no investing or income and expense transactions through December 31, 2012 or for which investment income and expense transactions commenced during 2012.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm appearing on page 1 does not cover the financial statements and financial highlights presented as "Unaudited".

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For the period ended December 31, 2011, the subaccount listed below did not have any investing or other transactions during this period. For this subaccount, the Statement of Changes in Net Assets for the period ended December 31, 2011, and accumulation unit values and total returns in the related financial highlights for years prior to 2012 have not been audited.

PERIOD ENDED    SUBACCOUNT
------------    ----------
12/31/11        Invesco Van Kampen V.I. Mid Cap Growth Fund Series I Class -- 00888X591

Accumulation unit values and total returns for subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expense rates.

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out ("FIFO") accounting basis.

Various inputs are used in determining the value of the Variable Account subaccount's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -  Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 -  Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2012 in valuing the Variable Account subaccounts' assets carried at fair value:

                                                            INVESTMENTS
      VALUATION INPUTS                                     IN SECURITIES
      ------------------------------------------------------------------
      LEVEL 1 - QUOTED PRICES                              $  60,836,498
      LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS        $           0
      LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS            $           0
                                                           -------------
      TOTAL                                                $  60,836,498
                                                           -------------

The investments in each subaccount are all classified as Level 1.

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended December 31, 2012, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

                     Value                      0.50%
                     Money Market               0.40%
                     Asset Director             0.50%
                     Investment Grade Bond      0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual funds.

Effective January 1, 2013, OneAmerica Asset Management, LLC ("OAM") succeeded AUL in the provision of investment advisory services to the Fund. By way of an inter-company agreement, the advisory services provided by OAM are performed by the same individuals that performed the services on behalf of AUL.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2009-2012) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.   ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period, but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed for the periods ended December 31, 2012 and 2011 were $63,081 and $70,612, respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2.   ACCOUNT CHARGES (CONTINUED)

However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:

         FLEXIBLE PREMIUM CONTRACT          ONE YEAR FLEXIBLE PREMIUM CONTRACT
     -----------------------------------   -----------------------------------
     CONTRACT YEAR    WITHDRAWAL CHARGE    CONTRACT YEAR    WITHDRAWAL CHARGE
     --------------   ------------------   --------------   ------------------
           1                10%                 1                 7%
           2                 9%                 2                 6%
           3                 8%                 3                 5%
           4                 7%                 4                 4%
           5                 6%                 5                 3%
           6                 5%                 6                 2%
           7                 4%                 7                 1%
           8                 3%                 8 or more         0%
           9                 2%
           10                1%
           11 or more        0%

All account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets.

MORTALITY AND EXPENSE CHARGES

AUL deducts a daily charge for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge will not increase. The charges incurred during the periods ended December 31, 2012 and 2011 were $777,979 and $836,148, respectively. These charges are recorded as a reduction in net investment income on the accompanying Statement of Operations.

3.       INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2012, by each subaccount, are shown below:

FUND NAME                                                 CLASS       PURCHASES        SALES
------------------------------------------------------------------------------------------------
Alger Large Cap Growth                                     I-2       $ 1,072,021    $ 1,902,732
Alger Small Cap Growth                                     I-2           164,602        237,025
AllianceBernstein VPS International Growth                 A               5,066          9,874
AllianceBernstein VPS International Value                  A               5,613         10,520

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3.   INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                 CLASS       PURCHASES        SALES
------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value                A            $  169,049      $  172,185
American Century VP Capital Appreciation                 I               120,792         181,200
American Century VP Income & Growth                      I                35,123          31,926
American Century VP International                        Investor        398,174         594,378
American Century VP Mid Cap Value Fund                                     1,907           2,654
American Century VP Ultra                                I                   368             509
American Century VP Vista                                I                 9,408          12,785
Calvert VP SRI Mid Cap Growth                            A               403,442         552,309
Columbia Variable Portfolio Small Cap Value              1                 9,960          10,746
Columbia Variable Portfolio-Short Duration US Govt       1                 1,339           1,888
Dreyfus Investment Portfolio Technology Growth           Service          57,597          36,217
Dreyfus IP Small Cap Stock Investment Portfolio          Service         108,638         108,822
Dreyfus Variable Investment Appreciation                 Service         412,273         418,208
Fidelity VIP Asset Manager Portfolio                     Initial         808,272       1,392,082
Fidelity VIP Equity Income                               Initial         924,203       1,334,722
Fidelity VIP Freedom 2005 Portfolio                      Initial              36              36
Fidelity VIP Freedom 2010 Portfolio                      Initial           1,221           1,443
Fidelity VIP Freedom 2015 Portfolio                      Initial           4,687           5,405
Fidelity VIP Freedom 2020 Portfolio                      Initial          53,235          42,543
Fidelity VIP Freedom 2025 Portfolio                      Initial           1,313             888
Fidelity VIP Freedom 2030 Portfolio                      Initial           3,783           3,138
Fidelity VIP Freedom Income Portfolio                    Initial           4,119           7,589
Fidelity VIP Growth                                      Initial         636,910       1,147,158
Fidelity VIP High Income                                 Initial         374,338         498,372
Fidelity VIP II ContraFund                               Initial       1,729,538       2,818,628
Fidelity VIP Index 500                                   Initial       3,203,276       4,639,401
Fidelity VIP Mid Cap Portfolio                           Service 2        16,813          19,456
Fidelity VIP Overseas                                    Initial         370,277         534,843
Franklin Templeton Global Income Securities              1                69,385          68,749
Franklin Small Cap Value Securities                      1                 1,516           2,725
Franklin Templeton VIP Founding Funds Allocation         1                 2,637           4,840
Templeton Foreign Securities Fund                                         17,506          18,603
Invesco Van Kampen V.I. Mid Cap Growth Fund              Series I         38,240          25,656
Invesco V.I. Diversified Dividend Fund                   Series 1          6,366           6,653
Invesco V.I. Global Health Care Fund                     Series I         54,414          32,215
Invesco V.I. Global Real Estate Fund                     Series I         17,983          34,594
Invesco V.I. High Yield Fund                             Series I         25,096          31,597
Invesco V.I. International Growth Fund                   Series II        11,118           9,740

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3.   INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                 CLASS        PURCHASES          SALES
----------------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund                            Series I     $      95,537    $      144,456
Janus Aspen Flexible Bond Portfolio                    Institn'l          433,700           430,455
Janus Aspen Forty Portfolio                            Institn'l           18,641            10,829
Janus Aspen Overseas                                   Service             54,256            83,822
Janus Aspen Perkins Mid Cap Value Portfolio            Service            152,186           151,763
Janus Aspen Worldwide Portfolio                        Institn'l            2,087             2,590
Neuberger Berman AMT Mid Cap Growth Portfolio          S                   10,214            14,713
Neuberger Berman AMT Mid Cap Intrinsic Value           I                   33,092            38,268
Neuberger Berman AMT Small Cap Growth Portfolio        S                    4,790             9,015
Neuberger Berman AMT Short Duration Bond Port.         I                    5,386             7,466
OneAmerica Asset Director Portfolio                    O                1,369,460         1,902,320
OneAmerica Investment Grade Bond Portfolio             O                1,059,011         1,476,339
OneAmerica Money Market Portfolio                      O                4,804,720         4,767,774
OneAmerica Value Portfolio                             O                1,354,162         2,012,030
Pioneer Emerging Markets VCT                           I                   10,374            17,072
Pioneer Fund Growth Opportunities VCT                  I                    7,929             8,558
Pioneer Fund VCT Portfolio                             I                   34,931            35,164
Royce Capital Fund Small Cap                           Investor           145,529           152,613
T. Rowe Price Blue Chip Growth Portfolio                                   38,729            52,392
T. Rowe Price Equity Income Portfolio                                   1,078,716         1,776,508
T. Rowe Price Limited Term Bond Portfolio                                  56,411            47,727
Timothy Plan Conservative Growth Variable                                  78,137            52,454
Vanguard VIF Diversified Value                                             81,730            59,627
Vanguard VIF Mid Cap Index Portfolio                                      242,007           292,683
Vanguard VIF Small Company Growth Portfolio                                65,186            95,673
Vanguard VIF Total Bond Market Index Portfolio                            405,960           458,703
                                                                    --------------   ---------------
Total                                                               $  22,994,535    $   31,066,068
                                                                    --------------   ---------------

4.   INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

5.   RECENTLY ADOPTED ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value

                       AUL American Individual Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

5.   RECENTLY ADOPTED ACCOUNTING STANDARD (CONTINUED)

Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance expanded required disclosures, but did not have any impact on the Statement of Net Assets or the Statement of Operations.

                 ONEAMERICA FINANCIAL
                 PARTNERS, INC.
                 REPORT OF INDEPENDENT AUDITORS
                 ON CONSOLIDATED FINANCIAL STATEMENTS
                 DECEMBER 31, 2012, 2011 AND 2010

[PWC LOGO]
                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company and Shareholder of OneAmerica Financial Partners, Inc.:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of comprehensive income, of changes in shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2012.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in accordance with accounting principles generally accepted in the United States of America.

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300,
INDIANAPOLIS, IN 46204
T:(317)222 2202, F:(317)940 7660, www.pwc.com/us

[PWC LOGO]

EMPHASIS OF MATTER

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for costs associated with acquiring or renewing insurance contracts in 2012. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCooper LLP

March 19, 2013

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

                                                                          DECEMBER 31,
                                                             -----------------------------------
(IN MILLIONS)                                                       2012                   2011
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
     Fixed maturities - available for sale, at fair value:
       (amortized cost:  2012 - $12,129.3; 2011 - $11,109.1)  $ 13,603.9             $ 12,323.1
     Equity securities at fair value:
       (cost:  2012 - $90.1; 2011 - $65.2)                          90.5                   65.1
     Mortgage loans                                              1,653.4                1,620.0
     Real estate, net                                               49.4                   50.6
     Policy loans                                                  270.9                  262.4
     Short-term and other invested assets                           48.0                   33.4
     Cash and cash equivalents                                     225.2                  293.5
------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS                                        15,941.3               14,648.1
Accrued investment income                                          150.7                  146.7
Reinsurance receivables                                          2,417.5                2,388.3
Deferred acquisition costs                                         209.3                  236.3
Value of business acquired                                          31.9                   44.9
Property and equipment, net                                         49.1                   49.9
Insurance premiums in course of collection                           4.9                   11.3
Federal income taxes recoverable                                       -                    5.8
Other assets                                                       120.5                   72.4
Assets held in separate accounts                                 9,716.3                8,243.8
------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $ 28,641.5             $ 25,847.5
================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
     Policy reserves                                          $ 14,062.9             $ 13,123.7
     Other policyholder funds                                    1,413.4                1,290.3
     Pending policyholder claims                                   192.3                  226.8
     Surplus notes and notes payable                               275.0                  275.0
     Federal income taxes                                          348.2                  294.5
     Other liabilities and accrued expenses                        343.6                  299.1
     Deferred gain on indemnity reinsurance                         46.0                   52.9
     Liabilities related to separate accounts                    9,716.3                8,243.8
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                        26,397.7               23,806.1
================================================================================================
SHAREHOLDER'S EQUITY
     Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                 -                      -
     Retained earnings                                           1,648.1                1,538.0
     Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax           665.1                  562.8
       Benefit plans, net of tax                                   (69.4)                 (59.4)
------------------------------------------------------------------------------------------------
       TOTAL SHAREHOLDER'S EQUITY                                2,243.8                2,041.4
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY             $ 28,641.5             $ 25,847.5
================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                       YEAR ENDED DECEMBER 31
                                                            ------------------------------------
(IN MILLIONS)                                                      2012        2011        2010
------------------------------------------------------------------------------------------------
REVENUES:
      Insurance premiums and other considerations            $    378.0  $    399.5  $    408.6
      Policy and contract charges                                 195.0       183.0       181.3
      Net investment income                                       760.3       733.7       693.1
      Realized investment gains                                    30.4        24.4        36.3
      Other income                                                 37.7        46.3        26.6
------------------------------------------------------------------------------------------------
       TOTAL REVENUES                                           1,401.4     1,386.9     1,345.9
================================================================================================
BENEFITS AND EXPENSES:
      Policy benefits                                             412.1       417.0       412.7
      Interest expense on annuities and financial products        365.7       349.7       328.6
      General operating expenses                                  254.2       259.9       237.3
      Commissions                                                  77.9        76.3        73.1
      Amortization                                                 80.5        79.2        76.0
      Dividends to policyholders                                   30.5        28.4        27.7
      Interest expense on surplus notes and notes payable          19.8        19.8        19.8
------------------------------------------------------------------------------------------------
       TOTAL BENEFITS AND EXPENSES                              1,240.7     1,230.3     1,175.2
================================================================================================
Income before income tax expense                                  160.7       156.6       170.7
Income tax expense                                                 50.6        50.2        53.4
------------------------------------------------------------------------------------------------
       NET INCOME                                            $    110.1  $    106.4  $    117.3
================================================================================================
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation of securities, net of tax           102.3       173.9       131.0
      Benefit plans, net of tax                                   (10.0)      (24.7)       (9.4)
------------------------------------------------------------------------------------------------
      Other comprehensive income                                   92.3       149.2       121.6
------------------------------------------------------------------------------------------------
       COMPREHENSIVE INCOME                                  $    202.4  $    255.6  $    238.9
================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                             --------------------------------------------
(IN MILLIONS)                                                                          2012          2011           2010
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Balance as of beginning of year                                                           -             -              -
Issued stock                                                                              -             -              -
Retirement of stock                                                                       -             -              -
      Balance as of the end of the year                                                   -             -              -
-------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
Balance as of beginning of year                                               $     1,538.0  $    1,431.6  $     1,420.2
Cumulative effect adjustments:
      Adoption of DAC accounting change, net of tax - $57.0                               -             -         (105.9)
Net income                                                                            110.1         106.4          117.3
      Balance as of the end of the year                                       $     1,648.1  $    1,538.0  $     1,431.6
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $       503.4  $      354.2  $       218.8
Cumulative effect adjustments:
      Adoption of DAC accounting change, net of tax - ($7.4)                              -             -           13.8
Other comprehensive income, net of tax                                                 92.3         149.2          121.6
      Balance as of the end of the year                                       $       595.7  $      503.4  $       354.2
-------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31,                                                        $     2,243.8  $    2,041.4  $     1,785.8
=========================================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31
                                                                            ---------------------------------------------
(IN MILLIONS)                                                                         2012           2011           2010
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $       110.1  $       106.4  $       117.3
Adjustments to reconcile net income to net cash:
         Amortization                                                                 80.5           79.2           76.0
         Depreciation                                                                 12.2           12.2           12.3
         Deferred taxes                                                                2.8           (3.9)          13.5
         Realized investment gains, net                                              (30.4)         (24.4)         (36.3)
         Policy acquisition costs capitalized                                       (101.5)        (102.1)         (94.7)
         Interest credited to deposit liabilities                                    333.7          323.8          301.6
         Fees charged to deposit liabilities                                         (88.4)         (79.7)         (81.4)
         Amortization and accrual of investment income                                (6.4)         (11.0)         (11.0)
         Increase in insurance liabilities                                           145.0          126.6          181.4
         Increase in other assets                                                    (26.3)        (106.4)        (124.3)
         Increase (decrease) in other liabilities                                     20.8          (28.9)          (2.8)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                            452.1          291.8          351.6
=========================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
      Purchases:
         Fixed maturities, available-for-sale                                     (2,267.9)      (2,306.4)      (2,069.1)
         Equity securities                                                           (25.3)         (10.6)          (4.4)
         Mortgage loans                                                             (256.4)        (268.3)        (212.9)
         Real estate                                                                 (10.2)          (2.3)          (4.9)
         Short-term and other invested assets                                        (15.5)         (10.7)         (66.2)
      Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                      1,286.3        1,404.1        1,191.9
         Equity securities                                                             0.4            4.1           42.1
         Mortgage loans                                                              222.9          187.1          168.3
         Real estate                                                                   6.4              -            0.4
         Short-term and other invested assets                                          4.2            2.2           64.4
      Net transfer from disposal of stop loss operations                                 -           (8.7)             -
      Purchase of company owned life insurance                                       (50.0)             -              -
      Acquisition, net of cash acquired                                                  -              -          (13.1)
-------------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                             (1,105.1)      (1,009.5)        (903.5)
=========================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                         3,296.1        3,302.6        2,637.1
         Withdrawals from insurance liabilities                                   (2,702.9)      (2,447.8)      (2,118.4)
         Other                                                                        (8.5)          (9.6)          (8.6)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                            584.7          845.2          510.1
=========================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                 (68.3)         127.5          (41.8)
=========================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                          293.5          166.0          207.8
=========================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                        $       225.2  $       293.5  $       166.0
=========================================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

  OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company
  (PML), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

  The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

  - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

  - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

  - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

  BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in
  Note 14-STATUTORY INFORMATION.

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENTS

  Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

  Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

  Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

  Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $65.1 million and $62.3 million at December 31, 2012 and 2011, respectively. Depreciation expense for investment in real estate amounted to $3.6 million, $3.5 million and $3.3 million for 2012, 2011, and 2010, respectively.

  Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value. Corporate owned life insurance is included in other assets and is carried at cash surrender value.

  Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

  In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address the diversity in practice regarding the interpretation of which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts. The Company adopted this guidance effective January 1, 2012 with retrospective application.

  The following tables present the amounts as previously reported in prior year(s) and the effect on those amounts due to the retrospective adoption of the guidance related to the deferral of acquisition costs. The "As currently reported" amounts are reflected in the Consolidated Financial Statements.

   Consolidated Balance Sheet


                                                                                            DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------
                                                                                    AS                            AS
                                                                                PREVIOUSLY     EFFECT OF      CURRENTLY
(IN MILLIONS)                                                                   REPORTED        CHANGE        REPORTED
------------------------------------------------------------------------------------------------------------------------
Assets
      Deferred acquisition costs                                               $      359.6  $     (123.3) $      236.3

Liabilities
      Federal taxes                                                                   337.6         (43.1)        294.5

Shareholder's equity
      Retained earnings                                                             1,653.1        (115.1)      1,538.0
      Unrealized appreciation of securities, net of tax                               527.9          34.9         562.8
========================================================================================================================


   Consolidated Statements of Comprehensive Income

                                              DECEMBER 31, 2011                           DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------
                                        AS                            AS             AS                            AS
                                    PREVIOUSLY     EFFECT OF      CURRENTLY      PREVIOUSLY     EFFECT OF      CURRENTLY
(IN MILLIONS)                        REPORTED        CHANGE        REPORTED       REPORTED        CHANGE        REPORTED
------------------------------------------------------------------------------------------------------------------------
General operating expenses         $      239.5  $       20.4  $      259.9    $      214.5  $       22.8  $      237.3
Amortization                               92.5         (13.3)         79.2            91.8         (15.8)         76.0
Income tax expense                         52.7          (2.5)         50.2            55.8          (2.4)         53.4

Net income                                111.0          (4.6)        106.4           121.9          (4.6)        117.3
========================================================================================================================

  In the Statement of Cash Flows, a number of individual line items changed for the years ended December 31, 2011 and 2010 due to this retrospective adoption; however, there was no effect on the total net cash provided by operating activities for those same years.

  The costs of acquiring new business have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

  - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

  - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

  - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

  - For miscellaneous group life and health policies, over the premium rate guarantee period.

  For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

  A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

  Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

  Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

  PROPERTY AND EQUIPMENT

  Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $130.1 million and $129.7 million as of December 31, 2012 and 2011, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2012, 2011 and 2010 was $8.6 million, $8.7 million and $9.0 million, respectively.

  ASSETS HELD IN SEPARATE ACCOUNTS

  Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

  PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

  The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

  INVESTMENT INCOME

  Investment income is recognized as earned, net of related investment expenses.

  RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

  Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

  TRUST ASSETS

  The Company administers defined contribution plans in connection with its McCready & Keene, Inc. operation through a trust solution as a service to its customers. Trust assets under administration totaled $4,330.9 million and $3,725.0 million at December 31, 2012 and 2011, respectively.

  These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

  REINSURANCE

  The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. Refer to Note 11 - REINSURANCE for further details.

  POLICYHOLDERS' DIVIDENDS

  Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

  The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

  The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,264.2 million and $1,247.1 million at December 31, 2012 and 2011, respectively.

                                                                      AS OF DECEMBER 31,
                                                         ---------------------------------
      (IN MILLIONS)                                                2012              2011
------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
      Total account value                                 $     1,264.2    $      1,247.1
      Net amount at risk *                                         29.5              68.0
      GAAP reserve                                                  1.0               1.3

Guaranteed Minimum Income Benefit
      Total account value                                 $       226.5    $        238.2
      GAAP reserve                                                 18.3              18.2

Guaranteed Minimum Accumulated Benefit
      Total account value                                 $        11.7    $         14.2
      GAAP reserve                                                  0.3               0.6

Guaranteed Minimum Withdrawal Benefit
      Total account value                                 $       141.4    $        141.8
      GAAP reserve                                                 13.2              18.6
==========================================================================================

  * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

  In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $2.3 million, $2.7 million and $3.6 million for 2012, 2011 and 2010, respectively. Amounts amortized totaled $4.5 million, $0.2 million and $3.6 million for 2012, 2011 and 2010, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $30.1 million and $32.3 million at December 31, 2012 and 2011, respectively.

  INCOME TAXES

  The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

  Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2012 and 2011, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

  COMPREHENSIVE INCOME

  Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

  CASH FLOWS

  In 2011, the Company corrected the classification of cash flows between operating and financing in the Statement of Cash Flows for the year ended December 31, 2010 for $10.8 million, related to the reporting of Funding Agreement maturities. The Company believes the effect of this correction is not material to the prior year Statement of Cash Flows. As a result, the December 31, 2010 comparative amounts presented are different than the amounts reported in the financial statements at that time.

  RECLASSIFICATION

  Certain 2011 and 2010 financial statement balances have been reclassified to conform to the 2012 presentation.

  DERIVATIVES

  Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

  In 2012, the Company entered into over-the-counter option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The transactions do not qualify for hedge accounting, but do provide an economic hedge against certain anticipated transactions. The contracts are recorded at cost and subsequently marked to market, with the change reported as a realized gain or loss.

  GOODWILL AND OTHER INTANGIBLE ASSETS

  The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2012 and 2011 and determined the carrying value of goodwill was not impaired.

  Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $6.1 million at both December 31, 2012 and 2011.

  The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuity contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUE OF BUSINESS ACQUIRED.

  RECENT ACCOUNTING PRONOUNCEMENTS

  In September 2011, the FASB issued authoritative guidance to simplify how entities test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company's early adoption of this guidance effective December 31, 2011 did not have an effect on the Company's consolidated financial statements.

  In June 2011, the FASB issued authoritative guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. For nonpublic entities, the amendments were effective for fiscal years ending after December 15, 2012 and were applied retrospectively. The Company adopted this guidance for 2012 and elected to report a single continuous statement of comprehensive income.

  In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that "fair value" has a consistent meaning in both GAAP and IFRS. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP. This guidance was effective for nonpublic entities for fiscal years beginning after December 15, 2011. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements. In 2012, the Company adopted the additional qualitative disclosures as required for fair value measurements and included those disclosures in Note - 15 FAIR VALUE.

  In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts. A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This change is effective for fiscal years beginning after December 15, 2011. The Company adopted this guidance effective January 1, 2012 and elected to retrospectively restate all prior periods.

  In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures were effective for nonpublic companies in 2011. The required disclosures are provided in Note 4-INVESTMENTS for the Company's mortgage loan portfolio.

  In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for annual reporting for periods after December 15, 2010. The Company's adoption of this guidance effective January 1, 2011 did not have an effect on the Company's consolidated financial statements.

  In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. The Company adopted the effective portions of this guidance for the reporting period ended December 31, 2010 and the disclosures regarding segregating purchases, sales, issuances, and settlements for the reporting period ended December 31, 2011. The required disclosures are provided in Note 15-FAIR VALUE.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT
   TRANSACTIONS

  On July 1, 2011, Symetra Life Insurance Company assumed the Company's medical stop loss block of business through a 100 percent indemnity reinsurance agreement. Under this reinsurance agreement, the Company transferred approximately $34.7 million in reinsured reserves and cash to Symetra on July 1 while Symetra simultaneously paid the Company $26.0 million in cash for the purchase of the renewal rights relating to this block of business. As part of the transaction, the Company recorded a gain of $8.5 million, of which $3.0 million and $5.5 million were recognized in 2012 and 2011, respectively.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT
   TRANSACTIONS, CONTINUED

  On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash. The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million. Refer to Note 7-VALUE OF BUSINESS ACQUIRED for further detail regarding current VOBA activity.

  In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Refer to Note 7-VALUE OF BUSINESS ACQUIRED for further detail regarding current VOBA activity.

  On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,860.6 million at December 31, 2012.

  As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.0 million, $4.0 million and $4.2 million of the deferred gain amortization in 2012, 2011 and 2010, respectively. The deferred gain balance was $46.0 million and $49.9 million at December 31, 2012 and 2011, respectively.

4. INVESTMENTS

  The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                          DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------
                                                                         GROSS UNREALIZED
DESCRIPTION OF SECURITIES                                 AMORTIZED      -----------------  FAIR
(IN MILLIONS)                                                COST        GAINS   LOSSES     VALUE
-----------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
          US government & agencies                         $    138.4    $  1.8  $   0.8  $    139.4
          State & local government                              385.4      66.9        -       452.3
          Foreign government                                     24.2       4.8      0.2        28.8
          Corporate - public                                  7,242.9     925.8      7.5     8,161.2
          Corporate - private                                 2,094.2     267.1      2.4     2,358.9
          Residential mortgage-backed                         1,394.8     146.5      2.0     1,539.3
          Commercial mortgage-backed                            634.8      53.9      0.2       688.5
          Other asset backed                                    214.6      20.9        -       235.5
-----------------------------------------------------------------------------------------------------
                   Total fixed maturities                    12,129.3   1,487.7     13.1    13,603.9
Equity securities                                                90.1       0.8      0.4        90.5
-----------------------------------------------------------------------------------------------------
                   Total                                   $ 12,219.4  $1,488.5  $  13.5  $ 13,694.4
=====================================================================================================

                                                                       DECEMBER 31, 2011
--------------------------------------------------------------------------------------------------
                                                                      GROSS UNREALIZED
DESCRIPTION OF SECURITIES                              AMORTIZED      -----------------  FAIR
(IN MILLIONS)                                             COST        GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
US government & agencies                                $     42.1    $  1.8  $   0.1  $     43.8
State & local government                                     391.5      48.9      0.4       440.0
Foreign government                                            31.9       5.5        -        37.4
Corporate - public                                         6,682.3     741.2     17.5     7,406.0
Corporate - private                                        1,798.4     211.6      7.3     2,002.7
Residential mortgage-backed                                1,349.4     164.9      1.2     1,513.1
Commercial mortgage-backed                                   609.9      49.9        -       659.8
Other asset backed                                           203.6      16.9      0.2       220.3
--------------------------------------------------------------------------------------------------
                   Total fixed maturities                 11,109.1   1,240.7     26.7    12,323.1
Equity securities                                             65.2       0.6      0.7        65.1
--------------------------------------------------------------------------------------------------
                   Total                                $ 11,174.3  $1,241.3  $  27.4  $ 12,388.2
==================================================================================================

  The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

   Gross unrealized loss positions for fixed maturities as of December 31, 2012:

----------------------------------------------------------------------------------------
                             LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                            -------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES    FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)                VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
----------------------------------------------------------------------------------------
US government & agencies    $  70.6  $    0.6    $   0.2  $    0.2   $   70.8  $    0.8
Foreign government              5.1       0.2          -         -        5.1       0.2
Corporate - public            400.1       6.7       27.9       0.8      428.0       7.5
Corporate - private            96.8       2.4          -         -       96.8       2.4
Residential mortgage-backed   101.8       2.0          -         -      101.8       2.0
Commercial mortgage-backed     37.5       0.2          -         -       37.5       0.2
----------------------------------------------------------------------------------------
                            $ 711.9  $   12.1    $  28.1  $    1.0   $  740.0  $   13.1
========================================================================================

  Gross unrealized loss positions for fixed maturities as of December 31, 2011:

----------------------------------------------------------------------------------------
                             LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                            -------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES    FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)                VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
----------------------------------------------------------------------------------------
US government & agencies    $   1.5  $      -    $   0.2  $    0.1   $    1.7  $    0.1
State & local government          -         -        7.4       0.4        7.4       0.4
Corporate - public            416.7      12.6       21.6       4.9      438.3      17.5
Corporate - private           159.7       7.0        9.9       0.3      169.6       7.3
Residential mortgage-backed    11.2       0.6        1.5       0.6       12.7       1.2
Other asset backed             18.4       0.2          -         -       18.4       0.2
----------------------------------------------------------------------------------------
                            $ 607.5  $   20.4    $  40.6  $    6.3   $  648.1  $   26.7
========================================================================================

  OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  CORPORATE SECURITIES. In 2012, the $9.9 million of gross unrealized losses is comprised of $8.7 million related to investment grade securities and $1.2 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes and none had a gross unrealized loss decline in value of greater than 20 percent. There was one individual issuer with gross unrealized losses of $0.9 million.

  In 2011, the $24.8 million of gross unrealized losses is comprised of $14.2 million related to investment grade securities and $10.6 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $3.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There was one individual issuer with gross unrealized losses of $2.9 million.

  The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  Gross Unrealized Loss Positions for Marketable Equity Securities:

--------------------------------------------------------------------------------------
                           LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                           ------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES  FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)              VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
--------------------------------------------------------------------------------------
December 31, 2012         $   9.5  $    0.1    $   3.8  $    0.3   $   13.3  $    0.4
December 31, 2011         $   3.8  $    0.5    $   0.4  $    0.2   $    4.2  $    0.7
======================================================================================

  MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $0.4 million and $0.7 million as of December 31, 2012 and 2011, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2012, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                 AVAILABLE-FOR-SALE
                                                              -----------------------
(IN MILLIONS)                                                    COST     FAIR VALUE
-------------------------------------------------------------------------------------
Due in one year or less                                       $   636.4    $   651.0
Due after one year through five years                            2,372.8     2,641.9
Due after five years through 10 years                            3,480.1     3,907.4
Due after 10 years                                               3,395.8     3,940.3
-------------------------------------------------------------------------------------
                                                                 9,885.1    11,140.6
Mortgage-backed securities                                       2,244.2     2,463.3
-------------------------------------------------------------------------------------
                                                              $ 12,129.3   $ 13,603.9
=====================================================================================

  Net investment income for the years ended December 31, consisted of the following:

(IN MILLIONS)                                      2012           2011           2010
--------------------------------------------------------------------------------------
Fixed maturity securities                 $       645.9  $       624.2  $       582.5
Equity securities                                   2.4            1.7            1.6
Mortgage loans                                    104.4          101.5          100.3
Real estate                                        18.9           18.0           15.8
Policy loans                                       15.4           15.6           15.2
Other                                               8.3            6.9            6.5
--------------------------------------------------------------------------------------
Gross investment income                           795.3          767.9          721.9
Investment expenses                                35.0           34.2           28.8
--------------------------------------------------------------------------------------
Net investment income                     $       760.3  $       733.7  $       693.1
======================================================================================

  Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2012           2011           2010
-----------------------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $       607.3  $       654.6  $       765.4

Gross realized gains on the sale of fixed maturities                                35.7           29.1           30.6
Gross realized losses on sale of fixed maturities                                   (3.5)          (3.5)          (1.4)

Change in unrealized appreciation                                                  260.6          472.9          267.0
-----------------------------------------------------------------------------------------------------------------------

  The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2012 nor 2011.

  Realized investment gains (losses), for the years ended December 31, consisted of the following:

(IN MILLIONS)                                                                       2012           2011           2010
-----------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                  $        32.2  $        25.6  $        29.2
Equity securities                                                                      -            0.3            6.4
Mortgage loans                                                                       0.1           (1.6)           0.9
Derivatives                                                                         (2.8)             -              -
Other                                                                                0.9            0.1           (0.2)
-----------------------------------------------------------------------------------------------------------------------
Realized investment gains                                                  $        30.4  $        24.4  $        36.3
=======================================================================================================================

  MORTGAGE LOANS

  The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2012, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 28 percent of the portfolio was invested.

  The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                   2012                            2011
                                                         ------------------------------  ------------------------------
(IN MILLIONS)                                                    AMOUNT     % OF TOTAL           AMOUNT     % OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Apartments                                                $       139.0           8.4%    $        83.1           5.1%
Industrial/warehouse                                              405.6          24.6%            423.3          26.1%
Medical office                                                     73.3           4.4%             81.9           5.1%
Office                                                            276.4          16.7%            292.9          18.1%
Retail                                                            658.7          39.8%            637.9          39.3%
Other                                                             101.3           6.1%            102.0           6.3%
------------------------------------------------------------------------------------------------------------------------
         Subtotal gross mortgage loans                          1,654.3         100.0%          1,621.1         100.0%
Valuation allowance                                                (0.9)                           (1.1)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                      $     1,653.4                   $     1,620.0
========================================================================================================================

  Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Allowance for losses, beginning of year                                    $          1.1  $         1.5  $         2.4
Addition to the allowance for losses                                                  0.9            1.9            0.3
Reductions                                                                           (1.1)          (1.9)             -
Charge-offs, net of recoveries                                                          -           (0.4)          (1.2)
------------------------------------------------------------------------------------------------------------------------
Allowance for losses, end of year                                          $          0.9  $         1.1  $         1.5
========================================================================================================================

  Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, 2012 are as follows;

                                                                    2012                               2011
                                                   ---------------------------------  ---------------------------------
                                                       UNPAID                            UNPAID
                                                      PRINCIPAL           RELATED       PRINCIPAL           RELATED
(IN MILLIONS)                                          BALANCE           ALLOWANCE       BALANCE           ALLOWANCE
-----------------------------------------------------------------------------------------------------------------------
Apartments                                          $       139.0    $            -    $        83.1    $            -
Industrial/warehouse                                        405.6              (0.3)           423.3              (0.3)
Medical office                                               73.3                 -             81.9                 -
Office                                                      276.4                 -            292.9                 -
Retail                                                      658.7              (0.6)           637.9              (0.8)
Other                                                       101.3                 -            102.0                 -
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                $     1,654.3    $         (0.9)   $     1,621.1    $         (1.1)
=======================================================================================================================

  The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

  The Company's internal rating system, as illustrated below, can be defined as:
  EXCELLENT, exceeds most underwriting standards and presents a very low likelihood of loss; ABOVE AVERAGE, exceeds some current underwriting standards and presents a low likelihood of loss; AVERAGE, meets current underwriting standards and presents a low likelihood loss; BELOW AVERAGE, does not meet some underwriting standards and a loss might be possible; POOR, does not meet underwriting standards and a loss would be likely.

                                                                    AS OF DECEMBER 31,
                                                           ---------------------------------
(IN MILLIONS)                                                        2012              2011
--------------------------------------------------------------------------------------------
Excellent                                                   $       172.1    $        118.1
Above average                                                       898.6             888.1
Average                                                             355.5             333.7
Below average                                                        30.6              51.3
Poor                                                                    -                 -
--------------------------------------------------------------------------------------------
      Subtotal - rated loans                                      1,456.8           1,391.2
Below $100,000  and residential - not rated                           0.3               0.3
Current year closings - not rated                                   196.8             229.6
Other                                                                 0.4                 -
Valuation adjustment                                                 (0.9)             (1.1)
--------------------------------------------------------------------------------------------
      Total                                                 $     1,653.4    $      1,620.0
============================================================================================

  The Company did not have any mortgage loans due exceeding 30 days as of December 31, 2012 or 2011, based upon the recorded investment gross of allowance for credit losses.

  Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2012 or 2011.

  The Company restructured one mortgage loan in 2012 and two in 2011. The carrying value of these loans was $3.8 million and $2.6 million at December 31, 2012 and 2011, respectively.

  In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties are reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2012. Regarding the loss, $0.9 million was recognized in 2012 while $1.2 million was recognized in 2011.

  The Company had outstanding mortgage loan commitments of approximately $82.8 million and $61.3 million at December 31, 2012 and 2011, respectively.

  The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2012 and 2011. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME

  Accumulated other comprehensive income, at December 31, consisted of the following:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
         Fixed maturity securities                                         $      1,474.6  $     1,214.0  $       741.1
         Equity securities                                                            0.4           (0.1)          (0.1)
Valuation adjustment                                                               (451.6)        (347.6)        (142.6)
Deferred taxes                                                                     (358.3)        (303.5)        (209.5)
------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax and valuation adjustment                  665.1          562.8          388.9
Benefit plans, net of tax - 2012, $37.4; 2011, $32.0; 2010, $18.7                   (69.4)         (59.4)         (34.7)
------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $        595.7  $       503.4  $       354.2
========================================================================================================================


  The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability:
      Net actuarial (gains) losses                                         $         (8.4) $       (24.1) $        (8.9)
      Net prior service costs                                                        (1.1)          (0.1)          (0.1)
      Net transition obligation                                                      (0.5)          (0.5)          (0.4)
------------------------------------------------------------------------------------------------------------------------
Total change in benefit plan liability, net of tax - 2012, $5.4;           $        (10.0) $       (24.7) $        (9.4)
   2011, $13.3; 2010, $5.1
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on securities, net of tax
       2012, ($64.9) 2011, ($102.7); 2010, ($79.8) and valuation
      adjustment - 2012, ($104.0); 2011, ($205.0); 2010, ($61.5)                    121.0          190.2          147.9
Reclassification adjustment for gains (losses) included in net income,
      net of tax - 2012, $10.1; 2011, $8.8; 2010, $9.1                              (18.7)         (16.3)         (16.9)
------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax                                     $         92.3  $       149.2  $       121.6
========================================================================================================================

6. DEFERRED POLICY ACQUISITION COSTS

  The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2012            2011           2010
------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $       556.2  $        518.2  $       653.1
Adoption of DAC accounting change                                                      -               -         (163.0)
Capitalization of deferred acquisition costs                                       101.5           102.1           94.7
Amortization of deferred acquisition costs                                         (71.1)          (64.1)         (66.6)
------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                     586.6           556.2          518.2
Valuation adjustment                                                              (377.3)         (319.9)        (123.9)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $       209.3  $        236.3  $       394.3
========================================================================================================================


7. VALUATION OF BUSINESS ACQUIRED

  The balance of and changes in VOBA, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2012            2011           2010
------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $        73.0  $         88.1  $        88.5
Acquisitions                                                                           -               -            9.0
Amortization                                                                        (9.4)          (15.1)          (9.4)
------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                          63.6            73.0           88.1
Valuation adjustment                                                               (31.7)          (28.1)         (19.0)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $        31.9  $         44.9  $        69.1
========================================================================================================================


  The average expected life of VOBA varies by product, and is 22 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

  The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                       VOBA
(IN MILLIONS)                                      AMORTIZATION
-----------------------------------------------------------------
2013                                               $         5.3
2014                                                         5.3
2015                                                         5.1
2016                                                         4.9
2017                                                         4.8
2018 and thereafter                                         38.2
-----------------------------------------------------------------
Total                                              $        63.6
=================================================================

8. INSURANCE LIABILITIES

  Insurance liabilities consisted of the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   MORTALITY OR
                                                 WITHDRAWAL          MORBIDITY       INTEREST RATE              DECEMBER 31,
(IN MILLIONS)                                    ASSUMPTION          ASSUMPTION       ASSUMPTION           2012             2011
------------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
     Participating whole life contracts               n/a         Company experience  2.25% to 6.0%   $    1,281.1  $       1,173.3
     Universal life-type contracts                    n/a                 n/a              n/a             2,520.6          2,291.6
     Other individual life contracts           Company experience Company experience  2.25% to 6.0%          958.2            962.7
     Accident and health                              n/a         Company experience       n/a             1,052.6            946.7
     Annuity products                                 n/a                 n/a              n/a             7,923.6          7,387.7
     Group life and health                            n/a                 n/a              n/a               326.8            361.7
Other policyholder funds                              n/a                 n/a              n/a               237.4            243.2
Funding agreements*                                   n/a                 n/a              n/a             1,133.0          1,047.1
Funding agreements - valuation adjustment             n/a                 n/a              n/a                43.0                -
Pending policyholder claims                           n/a                 n/a              n/a               192.3            226.8

------------------------------------------------------------------------------------------------------------------------------------
             Total insurance liabilities                                                              $   15,668.6  $      14,640.8
====================================================================================================================================

  * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

  Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

  Participating life insurance policies, for which dividends are expected to be paid, represent approximately 30.7 percent and 29.4 percent of the total individual life insurance in force at both December 31, 2012 and 2011, respectively. These participating policies represented 36.8 percent and 38.4 percent of statutory life net premium income for 2012 and 2011, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

  As the cash received by the Company from funding agreements is re-invested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, any valuation adjustment that reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2012, this valuation adjustment was $43.0 million.

  In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. In 2011, the Company identified and corrected an error in its method of computing a Care Solutions annuity product reserve which resulted in a $7.3 million reduction in the annuity reserve. Management believes that these errors are not material to the consolidated financial statements for the periods in which these errors originated and for the periods in which these errors were corrected.

9. BENEFIT PLANS

  The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

  The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

  The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2012 and 2011.

  The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

  Obligations and funded status:

                                           PENSION BENEFITS        OTHER BENEFITS
                                         ---------------------  ---------------------
(IN MILLIONS)                                  2012      2011         2012      2011
-------------------------------------------------------------------------------------
Employer contributions                    $     9.0  $   12.5    $     2.3  $    1.9
Employee contributions                            -         -          1.4       1.4
Benefit payments                                4.7       4.0          3.7       3.3
Funded status (deficit)                       (73.2)    (53.3)       (50.8)    (51.0)
=====================================================================================


  Amounts recognized in the balance sheet:

                                           PENSION BENEFITS     OTHER BENEFITS
                                         ---------------------  ---------------------
(IN MILLIONS)                                  2012      2011         2012      2011
-------------------------------------------------------------------------------------
Accrued benefit obligation                $   (73.2) $  (53.3)   $   (50.8) $  (51.0)
-------------------------------------------------------------------------------------
     Net amount recognized                $   (73.2) $  (53.3)   $   (50.8) $  (51.0)
=====================================================================================

  Amounts recognized in other accumulated comprehensive income (before any tax effects):

Net actuarial (gains) losses              $   111.2  $   94.8    $    (4.0) $   (0.5)
Net prior service costs (benefits)             (0.6)     (0.7)         1.7       0.1
Net transition obligation                      (1.4)     (2.2)           -         -
-------------------------------------------------------------------------------------
     Net amount recognized                $   109.2  $   91.9    $    (2.3) $   (0.4)
=====================================================================================

  The following table represents plan assets and obligations for the defined benefit plan:


                                                                        DECEMBER 31,
                                                                ---------------------
(IN MILLIONS)                                                         2012      2011
-------------------------------------------------------------------------------------
Projected benefit obligation                                     $   250.5  $  207.5
Accumulated benefit obligation                                       223.3     178.6
Fair value of plan assets                                            177.3     154.2
=====================================================================================


  The following table represents net periodic pension and other benefit costs expense:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
(IN MILLIONS)                                           2012        2011       2010         2012        2011       2010
------------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                         $    11.7  $      8.7  $     6.2    $     2.9  $      3.9  $     2.8

 Amounts recognized in other comprehensive income:
      Net actuarial (gains) losses                      16.4        33.6       12.3         (3.5)        3.4        1.4
      Net prior service costs                            0.1         0.1        0.1          1.6         0.1        0.2
      Net transition obligation                          0.8         0.7        0.7            -           -          -
------------------------------------------------------------------------------------------------------------------------

 Total recognized in other comprehensive
      income, before any tax effects                    17.3        34.4       13.1         (1.9)        3.5        1.6
------------------------------------------------------------------------------------------------------------------------
 Total recognized net periodic pension costs and other comprehensive
      income, before any tax effects               $    29.0  $     43.1  $    19.3    $     1.0  $      7.4  $     4.4
========================================================================================================================


  Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $8.9 million, $0.1 million and ($0.7) million, respectively.

  Weighted-average assumptions used to determine benefit obligations at December 31:

                                           PENSION BENEFITS        OTHER BENEFITS
                                         ---------------------  ---------------------
                                               2012      2011         2012      2011
-------------------------------------------------------------------------------------
 Discount rate                                4.25%     5.15%        4.25%     5.15%
 Rate of compensation increase                3.75%     4.25%        6.00%     6.00%
=====================================================================================

  Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
                                                        2012        2011       2010         2012        2011       2010
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                         5.15%       5.80%      6.65%        5.15%       5.80%      6.65%
 Expected long-term return on plan assets              8.50%       8.50%      8.50%            -           -          -
 Rate of compensation increase                         4.25%       4.25%      4.25%        6.00%       6.00%      6.00%
========================================================================================================================


  The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

  Assumed health care trend rates at December 31:

                                                                      2012      2011
-------------------------------------------------------------------------------------
Health care trend rate assumed for next year                         7.50%     8.00%
Rate to which the cost trend rate is assumed to decline              5.00%     5.00%
Year that the rate reaches the ultimate trend rate                    2018      2018
=====================================================================================

  PLAN ASSETS

  The actual pension plan weighted-average asset allocations, by asset category, are 70 and 67 percent for equity securities and 30 and 33 percent for debt securities at December 31, 2012 and 2011, respectively.

  The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

  Fair value measurements at for the years ended December 31;

                                                                2012                                       2011
                                          ----------------------------------------  -----------------------------------------
(IN MILLIONS)                                 LEVEL 1    LEVEL 2       LEVEL 3           Level 1    Level 2       Level 3
-----------------------------------------------------------------------------------------------------------------------------
Equity separate account investments        $        -  $       123.3  $         -    $         -  $       104.0  $         -
Fixed separate account investments                  -           18.1            -              -           16.9            -
Fixed interest investment                           -           35.9            -              -           33.3            -
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $        -  $       177.3  $         -    $         -  $       154.2  $         -
=============================================================================================================================

  The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. The fixed interest investment is held in the general account of AUL. Refer to
  Note 15-FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

  CONTRIBUTIONS

  The Company expects to contribute $9.0 million to its pension plan and $3.2 million to its other postretirement benefit plans in 2013.

  ESTIMATED FUTURE BENEFIT PAYMENTS

  The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                 PENSION      OTHER
(IN MILLIONS)                   BENEFITS    BENEFITS
-----------------------------------------------------
2013                             $     5.7  $    3.2
2014                                   6.2       3.2
2015                                   7.0       3.3
2016                                   7.6       3.3
2017                                   8.3       3.3
Years 2018-2021                       54.8      17.6
=====================================================


  DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

  The Company sponsors a defined contribution savings plan that covers substantially all employees. Prior to December 31, 2011, the Company match was 50 percent of a participant's elective deferral up to 7.0 percent of eligible compensation. Effective January 1, 2012, the match was revised to 50 percent of a participant's elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.6 million, $2.9 million and $3.0 million in 2012, 2011 and 2010, respectively.

  Through December 31, 2011, the Company maintained two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) were made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions were made to the 401(k) plan.

  Effective January 1, 2012, the Company restated the above mentioned Agent contribution plans into one retirement profit sharing plan. The new plan excludes participant contributions and allows for a discretionary Company contribution. The Company contribution will be allocated among eligible participants based upon their proportion of compensation in relation to the total compensation of eligible participants.

  Company contributions expensed for the Agent plans were $0.7 million, $1.1 million and $1.0 million in 2012, 2011 and 2010, respectively. The 2012 plan year contribution will be deposited to the plan in the 1st quarter 2013.

  The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.7 million, $4.6 million and $5.2 million for 2012, 2011 and 2010, respectively.

10. FEDERAL INCOME TAXES

  The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

  The federal income tax expense, for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2012           2011            2010
------------------------------------------------------------------------------------------------------------------------
Current                                                                    $        47.8  $        54.1  $         39.9
Deferred                                                                             2.8           (3.9)           13.5
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        50.6  $        50.2  $         53.4
========================================================================================================================


  A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

(IN MILLIONS)                                                                       2012           2011            2010
------------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                 $        56.2  $        54.8  $         59.8
      Tax preferenced investment income                                             (6.2)          (5.8)           (6.3)
      Credits available to offset tax                                                  -            0.2            (0.3)
      Other                                                                          0.6            1.0             0.2
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        50.6  $        50.2  $         53.4
========================================================================================================================


  The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(IN MILLIONS)                                                                                      2012            2011
------------------------------------------------------------------------------------------------------------------------
Current                                                                                   $         1.5  $         (5.8)
Deferred                                                                                          346.7           294.5
------------------------------------------------------------------------------------------------------------------------
      Total federal income tax (recoverable) liability                                    $       348.2  $        288.7
========================================================================================================================

  The significant components of deferred assets and liabilities, as of December 31, are as follows:

(IN MILLIONS)                                                                                      2012            2011
------------------------------------------------------------------------------------------------------------------------
Deferred tax assets
      Insurance liabilities                                                               $       122.8  $        122.2
      Deferred gain on indemnity reinsurance                                                       16.1            18.5
      Employee benefit plans                                                                       50.9            45.6
      Other                                                                                        15.1            10.9
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax assets                                                                 204.9           197.2
------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
      Deferred policy acquisition costs & value of business acquired                              165.1           163.6
      Investments                                                                                  17.4            14.1
      Fixed assets and software                                                                     7.7            10.0
      Unrealized appreciation                                                                     358.3           303.5
      Other                                                                                         3.1             0.5
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax liabilities                                                            551.6           491.7
------------------------------------------------------------------------------------------------------------------------
      Total net deferred tax liability                                                    $       346.7  $        294.5
========================================================================================================================


  Federal income taxes paid were $40.4 million and $67.0 million in 2012 and 2011, respectively. The Company has $8.5 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2032.

  If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

  The Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2012. The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2009 through 2012 remain open to examination by the Internal Revenue Service.

11. REINSURANCE

  The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

  Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

(IN MILLIONS)                                            2012           2011           2010
--------------------------------------------------------------------------------------------
Direct premiums                                $        487.4  $       556.5  $       510.8
Reinsurance assumed                                     302.4          334.2          352.2
Reinsurance ceded                                      (411.8)        (491.2)        (454.4)
--------------------------------------------------------------------------------------------
      Net premiums                                      378.0          399.5          408.6
--------------------------------------------------------------------------------------------
      Reinsurance recoveries                   $        409.1  $       476.4  $       394.7
============================================================================================

  The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 93 percent of the Company's December 31, 2012, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005, and the Symetra transaction in 2011.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

  The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2012, the carrying value of the FHLBI common stock was $62.0 million. The carrying value of the FHLBI common stock approximates fair value.

  Funding Agreements associated with the FHLBI totaled $1,131.3 million and $1,045.5 million as of December 31, 2012 and 2011, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $1,133.0 million and $1,047.1 million at December 31, 2012 and 2011, respectively. The average interest rate on these Funding Agreements is 2.73 percent and range from 0.76 percent to 4.59 percent. Maturities for the Funding Agreements range from February 2013 to February 2022. Interest was paid in the amount of $36.8 million and $35.1 million in 2012 and 2011, respectively.

  The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,641.5 million and $1,642.1 million at December 31, 2012 and 2011, respectively and are included in fixed maturities and mortgage loans reported on the balance sheet.

  The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $102.0 million at December 31, 2012.

  On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2012, 2011 and 2010.

  On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2012, 2011 and 2010.

  Surplus Notes and Senior Notes:

(IN MILLIONS)                                                       2012      2011
-------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                       $   200.0  $  200.0
Surplus notes, 7.75%, due 2026                                        75.0      75.0
-------------------------------------------------------------------------------------
Total notes payable                                              $   275.0  $  275.0
=====================================================================================


13. COMMITMENTS AND CONTINGENCIES

  Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

  AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

  A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(IN MILLIONS)                                                    2012      2011
----------------------------------------------------------------------------------
     SAP surplus                                              $ 1,231.0  $ 1,154.9
     Asset valuation reserve                                       97.8       94.6
     Deferred policy acquisition costs                            586.6      556.2
     Value of business acquired                                    55.7       64.6
     Adjustments to policy reserves                              (195.9)    (197.0)
     Interest maintenance reserves (IMR)                           49.3       39.7
     Unrealized gain on invested assets, net                      665.1      562.8
     Surplus notes                                                (75.0)     (75.0)
     Deferred gain on indemnity reinsurance                       (46.0)     (52.9)
     Deferred income taxes                                        (75.5)     (64.7)
     Other, net                                                   (49.3)     (41.8)
----------------------------------------------------------------------------------
     GAAP equity                                              $ 2,243.8  $ 2,041.4
==================================================================================

  A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(IN MILLIONS)                                           2012       2011      2010
----------------------------------------------------------------------------------
     SAP net income                                 $   95.2  $   105.4  $   94.2
     Deferred policy acquisition costs                  30.4       37.8      28.1
     Value of business acquired                         (8.9)     (14.5)     (9.0)
     Adjustments to policy reserves                     (7.6)     (23.4)      8.0
     Deferred income taxes                              (5.6)      (0.8)    (13.2)
     Realized gains, net of tax                         24.0       18.4      16.9
     IMR amortization                                  (11.0)     (10.8)     (6.0)
     Other, net                                         (6.4)      (5.7)     (1.7)
----------------------------------------------------------------------------------
     GAAP net income                                $  110.1  $   106.4  $  117.3
==================================================================================

  Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.2 million and $28.4 million at December 31, 2012 and 2011, respectively.

  State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2012, 2011, or 2010. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $127 million in 2013.

15. FAIR VALUE

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

  - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

  - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

  - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

  In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

  The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

  FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

  Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

  EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

  SHORT-TERM AND OTHER INVESTED ASSETS - the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

  CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1. The remaining cash equivalents are not traded in active markets; however, their fair values are based on market observable inputs and have been classified as Level 2.

  SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

  VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

  FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level
  3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

  TRANSFERS

  The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2012 and 2011 transfers in and out of Level 3 can be attributed, in part, to investments shifting between investment grade and non-investment grade and the associated use of non-binding broker quotes.

  There were no transfers between Level 1 and Level 2.

  VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

  The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

  The balances of assets and liabilities measured at fair value, as of December 31, were as follows:


                                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------
                                                     QUOTED PRICES
                                                       IN ACTIVE         SIGNIFICANT    SIGNIFICANT         TOTAL
                                                        MARKETS          OBSERVABLE    UNOBSERVABLE         FAIR
(IN MILLIONS)                                           LEVEL 1            LEVEL 2         LEVEL 3          VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        116.8  $          22.6  $             -  $         139.4
      State & local government                                     -            452.3                -            452.3
      Foreign government                                           -             28.8                -             28.8
      Corporate - public                                           -          8,097.9             63.3          8,161.2
      Corporate - private                                          -          2,280.9             78.0          2,358.9
      Residential mortgage-backed                                  -          1,519.6             19.7          1,539.3
      Commercial mortgage-backed                                   -            683.7              4.8            688.5
      Other asset backed                                           -            235.2              0.3            235.5
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        116.8  $      13,321.0  $         166.1  $      13,603.9
      Equity securities                                          5.9             17.9             66.7             90.5
      Short-term & other invested assets                           -             14.5             33.5             48.0
      Cash equivalents                                         178.9                -                -            178.9
      Separate account assets                                9,715.9              0.4                -          9,716.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     10,017.5  $      13,353.8  $         266.3  $      23,637.6
========================================================================================================================
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          18.6  $          18.6
      Fixed index annuities                                        -                -              2.0              2.0
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          20.6  $          20.6
========================================================================================================================

                                                                            DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------
                                                     QUOTED PRICES
                                                       IN ACTIVE         SIGNIFICANT    SIGNIFICANT         TOTAL
                                                        MARKETS          OBSERVABLE    UNOBSERVABLE         FAIR
(IN MILLIONS)                                           LEVEL 1            LEVEL 2         LEVEL 3          VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $         30.7  $          13.1  $             -  $          43.8
      State & local government                                     -            440.0                -            440.0
      Foreign government                                           -             37.4                -             37.4
      Corporate - public*                                          -          7,241.3            164.7          7,406.0
      Corporate - private                                          -          1,931.8             70.9          2,002.7
      Residential mortgage-backed                                  -          1,513.0              0.1          1,513.1
      Commercial mortgage-backed                                   -            659.8                -            659.8
      Other asset backed                                           -            217.1              3.2            220.3
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $         30.7  $      12,053.5  $         238.9  $      12,323.1
      Equity securities                                          5.5                -             59.6             65.1
      Short-term & other invested assets                           -              0.1             33.3             33.4
      Cash equivalents                                          33.7                -                -             33.7
      Separate account assets                                8,243.5              0.3                -          8,243.8
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $      8,313.4  $      12,053.9  $         331.8  $      20,699.1
========================================================================================================================
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          24.3  $          24.3
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          24.3  $          24.3
========================================================================================================================

* IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  The following table presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                             DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                      FAIR
(IN MILLIONS)                         VALUE VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT               RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public                $63.3 Discounted cash flow       Credit spreads*               57 to 250 basis points (148)
    Corporate - private                78.0 Discounted cash flow       Credit spreads*               220 to 531 basis points (397)
    Residential mortgage-backed        19.7 Broker quotes              Quoted prices                 3.25 (interest only) to 103.24
    Commercial mortgage-backed          4.8 Discounted cash flow       Credit spreads*               85 basis points
    Other asset backed                  0.3 Discounted cash flow       Credit spreads*               78 basis points
    Equity securities                  66.7 Market comparables         Comparable returns            3% yield
    Other invested assets              33.5 Net asset value            Fund statements               n/a


Liabilities
    Variable annuity guarantee       $(18.6)Monte Carlo simulation     Lapse rate                    1% - 45%
    benefits                                                           Mortality rate                based on Annuity 2000 basic
                                                                                                     table
                                                                       GMIB waiting period           all may exercise benefit
                                                                                                     beginning in 2013
                                                                       GMIB utilization rates        0% - 30%
                                                                       GMWB utilization rates        0% - 100%
                                                                       Volatility of fund returns    8% - 25%
                                                                       Discount rate for cash flows  90-day Treasury rate
                                                                       Projection period             maturity of policy
    Fixed index annuities             $(2.0)Discounted cash flow       Lapse rate                    2%-35%
                                                                       Mortality rate                based on Annuity 2000 basic
                                                                                                     table
                                                                       Discount rate for cash flows  1-yr forward Treasury rate
                                                                       Projection period             25 years
====================================================================================================================================

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

  The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     EQUITY
                                                                  FIXED            SECURITIES &
(IN MILLIONS)                                                   MATURITIES            OTHER          LIABILITIES          TOTAL
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010                                     $ 546.7             $ 77.6            $ (3.3)          $ 621.0
        Gains (losses) included in net income                        4.3                1.5             (21.0)            (15.2)
        Gains (losses) included in other
          comprehensive income                                      (3.5)               0.1                 -              (3.4)
        Purchases                                                  105.2               17.3                 -             122.5
        Issuances                                                   37.3                  -                 -              37.3
        Sales                                                     (102.9)              (3.6)                -            (106.5)
        Settlements                                                (32.0)                 -                 -             (32.0)
        Transfer into (out of) Level 3:
          Transfers into Level 3                                    92.4                  -                 -              92.4
          Transfers (out of) Level 3                               (93.1)                 -                 -             (93.1)
--------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                            (0.7)                 -                 -              (0.7)
--------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011, as previously reported             $ 554.4             $ 92.9           $ (24.3)          $ 623.0
        Revised classification from Level 3*                      (315.5)                 -                 -            (315.5)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011, AS REVISED                         $ 238.9             $ 92.9           $ (24.3)          $ 307.5
        Gains (losses) included in net income                        5.9                  -               3.7               9.6
        Gains (losses) included in other
          comprehensive income                                      (0.4)                 -                 -              (0.4)
        Purchases                                                   50.4                9.7                 -              60.1
        Issuances                                                      -                  -                 -                 -
        Sales                                                     (121.0)              (2.4)                -            (123.4)
        Settlements                                                (20.9)                 -                 -             (20.9)
        Transfer into (out of) Level 3:
          Transfers into Level 3                                    71.4                  -                 -              71.4
          Transfers (out of) Level 3                               (58.2)                 -                 -             (58.2)
--------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                            13.2                  -                 -              13.2
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                     $ 166.1            $ 100.2           $ (20.6)          $ 245.7
================================================================================================================================

  * IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         RESIDENTIAL     COMMERCIAL
                                                           CORPORATE -   CORPORATE -      MORTGAGE        MORTGAGE     OTHER ASSET
(IN MILLIONS)                                                PUBLIC       PRIVATE          BACKED           BACKED        BACKED
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010                                $ 455.0       $ 68.2           $ 4.0            $ 14.9           $ 4.6
        Gains included in net income                            4.1          0.2               -                 -               -
        Gains included in other
          comprehensive income                                  2.5         (5.9)              -                 -            (0.1)
        Purchases                                             105.2            -               -                 -               -
        Issuances                                              26.8         10.5               -                 -               -
        Sales                                                (102.8)        (0.1)              -                 -               -
        Settlements                                           (18.8)       (11.7)              -              (0.2)           (1.3)
        Transfer into (out of) Level 3:
          Transfers into Level 3                               76.7         15.6             0.1                 -               -
          Transfers (out of) Level 3                          (68.5)        (5.9)           (4.0)            (14.7)              -
-----------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                        8.2          9.7            (3.9)            (14.7)              -
-----------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011, as previously reported        $ 480.2       $ 70.9           $ 0.1               $ -           $ 3.2
        Revised classification from Level 3*                 (315.5)           -               -                 -               -
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011, AS REVISED                    $ 164.7       $ 70.9           $ 0.1               $ -           $ 3.2
        Gains included in net income                            6.0          0.1            (0.2)                -               -
        Gains included in other
          comprehensive income                                 (1.7)         1.3               -                 -               -
        Purchases                                                 -         23.0            22.6               4.8               -
        Issuances                                                 -            -               -                 -               -
        Sales                                                (105.0)       (16.0)              -                 -               -
        Settlements                                           (13.8)        (3.3)           (2.7)                -            (1.1)
        Transfer into (out of) Level 3:
          Transfers into Level 3                               42.5         28.9               -                 -               -
          Transfers (out of) Level 3                          (29.4)       (26.9)           (0.1)                -            (1.8)
-----------------------------------------------------------------------------------------------------------------------------------
        Total transfers into Level 3                           13.1          2.0            (0.1)                -            (1.8)
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                 $ 63.3       $ 78.0          $ 19.7             $ 4.8           $ 0.3
===================================================================================================================================

  * IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

  Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

  The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

  The carrying value of policy loans approximates fair value.

  The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

  The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

  The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

  The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                   2012                             2011
------------------------------------------------------------------------------------------------------------------------
                                                          CARRYING            FAIR          CARRYING           FAIR
(IN MILLIONS)                                               VALUE             VALUE          VALUE             VALUE
------------------------------------------------------------------------------------------------------------------------
Mortgage loans                                            $     1,653.4  $     1,780.5     $     1,620.0  $     1,768.0
Policy loans                                                      270.9          270.9             262.4          262.4
Funding agreements - refer to Note 8                            1,133.0        1,379.4           1,047.1        1,194.1
Surplus notes and notes payable                                   275.0          306.3             275.0          288.9
========================================================================================================================

16. SUBSEQUENT EVENTS

  Management has evaluated the impact of all subsequent events through March 19, 2013, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                      AUL AMERICAN INDIVIDUAL UNIT TRUST

                     Individual Variable Annuity Contracts

                                  Sold By

                              AMERICAN UNITED
                        LIFE INSURANCE COMPANY(R)


                             One American Square
                        Indianapolis, Indiana 46282

                     STATEMENT OF ADDITIONAL INFORMATION



                             Dated: May 1, 2013

                           Part C: Other Information

Item 24. Financial Statements and Exhibits

a) Financial Statements

   1. Included in Prospectus (Part A):

      Condensed Financial Information (8)

   2. Included in Statement of Additional Information (Part B):

      (a) Financial Statements of OneAmerica Financial Partners, Inc. (8)

      Report of Independent Auditors

      Consolidated Balance Sheets as of December 31, 2012 and 2011

      Consolidated Statements of Operations for years ended December 31, 2012 and 2011

      Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2012, 2011 and 2010

      Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010

      Notes to Consolidated Financial Statements

      (b) Financial Statements of AUL American Individual Unit Trust (8)

      Report of Independent Registered Public Accounting Firm Statements of Net Assets as of December 31, 2012

      Statements of Operations for year ended of December 31, 2012

      Statements of Changes in Net Assets as of December 31, 2012 and 2011

      Notes to Financial Statements

(b) Exhibits

   1. Resolution of the Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust (1)

   2.   Not applicable

   3. Underwriting Agreements

      3.1   Distribution   Agreement  between  American  United  Life  Insurance
      Company(R) and OneAmerica Securities, Inc. (3)

      3.2 Form of Selling Agreement (5)

   4. Individual Variable Annuity Contract Forms

      4.1  Flexible Premium Variable Annuity Contract LA-28 (1)

      4.2 One Year Flexible Premium Variable Annuity Contract LA-27 (1)

   5. Individual Variable Annuity Enrollment Form (1)

   6. Certificate of Incorporation and By-Laws of the Depositor

      6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

      6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

      6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (3)

      6.4 Second Amended and Restated Bylaws of American United Life Insurance Company(R) (3)

   7. Not applicable

   8. Form of Participation Agreements:

      8.1 Form of Participation Agreement with Alger American Fund (1)

      8.2 Form of Participation Agreement with American Century Variable Portfolios (1)

      8.3 Form of Participation Agreement with Calvert Variable Series (1)

      8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

      8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

      8.6 Form of Participation Agreement with PBHG Funds, Inc. (1)

      8.7 Form of Participation Agreement with T. Rowe Price Equity Series, Inc.
      (1)

      8.8 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (4)

      8.9 Form of Participation Agreement between American United Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (4)

      8.10 Form of Participation Agreement with Janus Aspen Series (4)

      8.11 Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management

      Trust (4)

      8.12 Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series

      Fund (4)

      8.13 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (4)

      8.14 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe

      Price Equity Series, Inc. (4)

      8.15 Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg

      Investment Management, Inc. (4)

      8.16 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan (4)

      8.17 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund (4)

      8.18 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust,

      Columbia Management Advisors, LLC and Columbia Management Distributors (6)

      8.19 Form of Participation Agreement between American United Life Insurance Company, Royce Captial Fund and Royce Fund Services, Inc.(6)

      8.20 Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products

      Trust and Franklin/Templeton Distributors, Inc. (6)

      8.21 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstien (6)

   9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (2)

  10. Miscellaneous Consents

      10.1 Consent of Independent Auditors (8)

      10.2 Consent of Dechert Price & Rhoads (1)

      10.3 Powers of Attorney (7)

      10.4 Rule 483 Certified Resolution (8)

  11. Not applicable

  12. Not applicable

--------------------------------------------------------------------------------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 6 (File No. 033-79562) on April 30, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 6 to the Registration Statement (File No. 033-79562) on April 30, 1998.

(3) Filed with the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on April 28, 2004.

(4) Filed with the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on April 29, 2005.

(5) Filed with the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on April 28, 2006.

(6) Filed with the Registrant's Post-Effective Amendment No. 19 to the Registration Statement on April 14, 2009.

(7) Filed with the Registrant's Post-Effective Amendment No. 22 to the Registration Statement on April 19, 2012.

(8) Filed with the Registrant's Post-Effective Amendment No. 23 to the Registration Statement on April 24, 2013.

Item 25. Directors and Officers of AUL

------------------------------------------------------------------ ----------------------------------------------------------------
Name and Address                                                   Positions and Offices with AUL
------------------------------------------------------------------ ----------------------------------------------------------------
J. Scott Davison*                                                  Executive Vice President (02/11 to present); Chief
                                                                   Financial Officer (6/04 - 02/11); Senior Vice President,
                                                                   Strategic Planning and Corporate Development (7/02 -6/04);
                                                                   Director, AUL (7/02 - present); Vice President, Corporate
                                                                   Planning (1/00 - 7/02)
------------------------------------------------------------------ ----------------------------------------------------------------
Jeffrey D. Holley*                                                 Chief Financial Officer,  (9/11 - present); Treasurer (9/11 -
                                                                   present); Director, AUL (10/11 - present)
------------------------------------------------------------------ ----------------------------------------------------------------
John C. Mason*                                                     Chief Investment Officer (3/12 - present); Vice President,
                                                                   Investments (8/11 - 3/12); Vice President Fixed Income
                                                                   Securities (2/10 - 3/12); Vice President, Marketable Bonds,
                                                                   (5/03 - 2/10); Director, AUL (2/12 - present)
------------------------------------------------------------------ ----------------------------------------------------------------
Dayton H. Molendorp*                                               Chairman, AUL (2/2007 to Present); President and Chief
                                                                   Executive Officer, AUL (9/04 - present); Executive Vice
                                                                   President, AUL (2/03 - 9/04); Senior Vice President, Individual
                                                                   Division (9/99 - 2/03); Director, AUL, (12/00 - present); Vice
                                                                   President, Marketing, Individual Division (6/92 - 9/98)
------------------------------------------------------------------ ----------------------------------------------------------------
Mark C. Roller*                                                    Senior Vice President, Human Resources & Corporate Support,
                                                                   (12/01 - present); Director, AUL (12/01 - present); Vice
                                                                   President Human Resources, (11/99 - 12/01); Vice President,
                                                                   Corporate Planning, (9/95 - 11/99)
------------------------------------------------------------------ ----------------------------------------------------------------
Thomas M. Zurek*                                                   General Counsel & Secretary (8/02 - present);
                                                                   Director, AUL (8/02 - present)
------------------------------------------------------------------ ----------------------------------------------------------------

--------------------------------------------------------------------------------

*One American Square, Indianapolis, Indiana 46282

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2012, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2012. As a result of the transaction, the separate accounts of AUL have acquired a 99.81% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2012, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2012, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Upon divestiture of AUL's reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC

("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of

AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

Item 27. Number of Contractholders

As of February 28, 2013, AUL has issued 2,352 Individual variable annuity contracts associated with Registrant.

Item 28. Indemnification

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

      (i) a member of the Board of Directors of the Corporation,

      (ii) an officer of the Corporation, or

      (iii) while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 30. Principal Underwriters.

  a. Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

  b. Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

------------------------------------------------------------ ---------------------------------------------------------
NAME AND ADDRESS                                             POSITIONS AND OFFICES
----------------------------------------------------------------------------------------------------------------------
BUSINESS ADDRESS*                                            WITH ONEAMERICA SECURITIES, INC.
----------------------------------------------------------------------------------------------------------------------
Richard M. Ellery                                            Director & President
------------------------------------------------------------ ---------------------------------------------------------
Nicholas A. Filing                                           Chairman of the Board & Director
------------------------------------------------------------ ---------------------------------------------------------
Douglas W. Collins                                           Treasurer, Acting Financial Operations
                                                             Principal & Director
------------------------------------------------------------ ---------------------------------------------------------
Gregory A. Poston                                            Director
------------------------------------------------------------ ---------------------------------------------------------
William F. Yoerger                                           Director
------------------------------------------------------------ ---------------------------------------------------------
James Crampton                                               Tax Director
------------------------------------------------------------ ---------------------------------------------------------
Susan Uhl                                                    Secretary, Chief Counsel & Anti-Money Laundering Officer
------------------------------------------------------------ ---------------------------------------------------------
Anthony M. Smart                                             Vice President, Operations
------------------------------------------------------------ ---------------------------------------------------------
Jay B. Williams                                              Chief Compliance Officer
------------------------------------------------------------ ---------------------------------------------------------
John W. Zeigler                                              Vice President, Insurance Agency Registrations
------------------------------------------------------------ ---------------------------------------------------------

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

     c. Not Applicable.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 24th day of April, 2013.


                   AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                             (Registrant)

                             By:  American United Life Insurance Company

                             By:  ____________________________________________

                                  Name: Dayton H. Molendorp*

                                  Title: Chairman, President & CEO


                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                               (Depositor)

                               By:  ____________________________________________

                                    Name: Dayton H. Molendorp*

                                    Title: Chairman, President & CEO





* By:
       /s/ Richard M. Ellery
       -------------------------------------
       Richard M. Ellery as attorney-in-fact

Date: April 24, 2013

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

--------------------------------------------- ------------------------------------------ ------------------------------------------
Signature                                     Title                                      Date
--------------------------------------------- ------------------------------------------ ------------------------------------------
J. Scott Davison*                             Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
Jeffrey D. Holley*                            Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
Dayton H. Molendorp*                          Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
Mark C. Roller*                               Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
John C. Mason*                                Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
Thomas M. Zurek*                              Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------

-------------------------------------------

     /s/ Richard M. Ellery
     -------------------------------------
*By: Richard M. Ellery as Attorney-in-fact

Date:    April 24, 2013

                                  EXHIBIT LIST

------------------------------------------------------------------ ----------------------------------------------------------------
Exhibit Number in Form N-4, Item 24(b)                             Name of Exhibit
------------------------------------------------------------------ ----------------------------------------------------------------
10.1                                                               Consent of Independent Auditor
------------------------------------------------------------------ ----------------------------------------------------------------
10.4                                                               Rule 483 Certified Resolution
------------------------------------------------------------------ ----------------------------------------------------------------